UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Real Estate Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Prologis (REIT), Inc.	12.2
American Tower Corp.	9.9
CubeSmart	7.2
Crown Castle International Corp.	6.3
Digital Realty Trust, Inc.	5.5
CBRE Group, Inc.	4.8
Essex Property Trust, Inc.	4.8
Ventas, Inc.	4.7
Mid-America Apartment Communities, Inc.	4.5
Equity Lifestyle Properties, Inc.	3.5
63.4

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Diversified	21.7
REITs - Warehouse/Industrial	14.0
REITs - Apartments	12.1
REITs - Management/Investment	9.9
REITs - Health Care	7.9

Asset Allocation (% of fund's net assets)

As of January 31, 2022
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Commercial Services & Supplies - 0.5%
REITs - Diversified - 0.5%
CoreCivic, Inc. (a)	239,500	$2,421,345
Diversified Financial Services - 1.1%
Multi-Sector Holdings - 1.1%
WeWork, Inc. (a)(b)	706,600	5,250,038
Equity Real Estate Investment Trusts (REITs) - 90.0%
REITs - Apartments - 12.1%
Essex Property Trust, Inc.	69,047	22,958,128
Invitation Homes, Inc.	326,500	13,706,470
Mid-America Apartment Communities, Inc.	104,100	21,515,388
		58,179,986
REITs - Diversified - 21.2%
Crown Castle International Corp.	166,300	30,351,413
Digital Realty Trust, Inc.	176,700	26,368,941
Digitalbridge Group, Inc. (a)	638,900	4,663,970
Equinix, Inc.	9,600	6,959,040
Lamar Advertising Co. Class A	108,200	11,984,232
VICI Properties, Inc.	506,600	14,498,892
Washington REIT (SBI)	279,000	6,868,980
		101,695,468
REITs - Health Care - 7.9%
Healthcare Trust of America, Inc.	136,200	4,433,310
Ventas, Inc.	430,505	22,825,375
Welltower, Inc.	125,200	10,846,076
		38,104,761
REITs - Hotels - 3.8%
Host Hotels & Resorts, Inc. (a)	22,000	381,480
RLJ Lodging Trust	1,207,126	16,718,695
Ryman Hospitality Properties, Inc. (a)	15,069	1,332,100
		18,432,275
REITs - Management/Investment - 9.9%
American Tower Corp.	189,600	47,684,400
REITs - Manufactured Homes - 3.5%
Equity Lifestyle Properties, Inc.	215,506	16,871,965
REITs - Office Property - 3.8%
Alexandria Real Estate Equities, Inc.	60,100	11,709,884
Douglas Emmett, Inc.	205,500	6,415,710
		18,125,594
REITs - Shopping Centers - 2.5%
Phillips Edison & Co., Inc.	91,300	2,877,776
SITE Centers Corp.	607,800	9,001,518
		11,879,294
REITs - Single Tenant - 4.1%
Four Corners Property Trust, Inc.	512,500	13,873,375
Spirit Realty Capital, Inc.	126,200	5,989,452
		19,862,827
REITs - Storage - 7.2%
CubeSmart	677,900	34,396,646
REITs - Warehouse/Industrial - 14.0%
Americold Realty Trust	131,300	3,735,485
Prologis (REIT), Inc.	374,254	58,690,511
Terreno Realty Corp.	64,900	4,852,573
		67,278,569

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		432,511,785

Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
Caesars Entertainment, Inc. (a)	47,890	3,646,345
IT Services - 1.1%
Internet Services & Infrastructure - 1.1%
Cyxtera Technologies, Inc. (c)	180,025	2,154,899
Cyxtera Technologies, Inc. Class A (a)	271,200	3,246,264
		5,401,163
Real Estate Management & Development - 6.3%
Real Estate Services - 6.3%
CBRE Group, Inc.	230,100	23,318,334
Jones Lang LaSalle, Inc. (a)	28,300	7,097,357
		30,415,691
TOTAL COMMON STOCKS
(Cost $323,203,899)		479,646,367

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.08% (d)	1,171,394	1,171,628
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	4,646,060	4,646,525
TOTAL MONEY MARKET FUNDS
(Cost $5,818,153)		5,818,153
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $329,022,052)		485,464,520
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,768,860)
NET ASSETS - 100%		$480,695,660

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,154,899 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cyxtera Technologies, Inc.	2/21/21	$1,800,250

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$--	$64,410,115	$63,238,487	$1,176	$--	$--	$1,171,628	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,593,150	13,843,896	10,790,521	13,524	--	--	4,646,525	0.0%
Total	$1,593,150	$78,254,011	$74,029,008	$14,700	$--	$--	$5,818,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$479,646,367	$479,646,367	$--	$--
Money Market Funds	5,818,153	5,818,153	--	--
Total Investments in Securities:	$485,464,520	$485,464,520	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,761,887) — See accompanying schedule: Unaffiliated issuers (cost $323,203,899)	$479,646,367
Fidelity Central Funds (cost $5,818,153)	5,818,153
Total Investment in Securities (cost $329,022,052)		$485,464,520
Receivable for investments sold		4,016,504
Receivable for fund shares sold		393,524
Dividends receivable		8,845
Distributions receivable from Fidelity Central Funds		5,376
Prepaid expenses		2,979
Other receivables		101,767
Total assets		489,993,515
Liabilities
Payable for investments purchased	$3,335,513
Payable for fund shares redeemed	766,826
Accrued management fee	214,635
Distribution and service plan fees payable	90,737
Other affiliated payables	110,110
Other payables and accrued expenses	133,509
Collateral on securities loaned	4,646,525
Total liabilities		9,297,855
Net Assets		$480,695,660
Net Assets consist of:
Paid in capital		$315,786,300
Total accumulated earnings (loss)		164,909,360
Net Assets		$480,695,660
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($136,861,439 ÷ 5,868,104 shares)(a)		$23.32
Maximum offering price per share (100/94.25 of $23.32)		$24.74
Class M:
Net Asset Value and redemption price per share ($112,677,987 ÷ 4,844,630 shares)(a)		$23.26
Maximum offering price per share (100/96.50 of $23.26)		$24.10
Class C:
Net Asset Value and offering price per share ($15,497,441 ÷ 691,930 shares)(a)		$22.40
Class I:
Net Asset Value, offering price and redemption price per share ($198,692,030 ÷ 8,410,110 shares)		$23.63
Class Z:
Net Asset Value, offering price and redemption price per share ($16,966,763 ÷ 718,041 shares)		$23.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$4,300,331
Income from Fidelity Central Funds (including $13,524 from security lending)		14,700
Total income		4,315,031
Expenses
Management fee	$1,281,841
Transfer agent fees	559,573
Distribution and service plan fees	550,168
Accounting fees	95,172
Custodian fees and expenses	8,172
Independent trustees' fees and expenses	850
Registration fees	53,171
Audit	26,827
Legal	802
Interest	515
Miscellaneous	1,345
Total expenses before reductions	2,578,436
Expense reductions	(7,481)
Total expenses after reductions		2,570,955
Net investment income (loss)		1,744,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,849,809
Total net realized gain (loss)		18,849,809
Change in net unrealized appreciation (depreciation) on investment securities		(19,880,961)
Net gain (loss)		(1,031,152)
Net increase (decrease) in net assets resulting from operations		$712,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,744,076	$5,417,710
Net realized gain (loss)	18,849,809	17,595,635
Change in net unrealized appreciation (depreciation)	(19,880,961)	93,330,329
Net increase (decrease) in net assets resulting from operations	712,924	116,343,674
Distributions to shareholders	(28,289,350)	(14,644,950)
Share transactions - net increase (decrease)	20,846,420	(39,011,402)
Total increase (decrease) in net assets	(6,730,006)	62,687,322
Net Assets
Beginning of period	487,425,666	424,738,344
End of period	$480,695,660	$487,425,666

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.66	$19.62	$22.91	$22.07	$22.96	$25.93
Income from Investment Operations
Net investment income (loss)A,B	.09	.26	.41	.37	.37	.33
Net realized and unrealized gain (loss)	.03C	5.50	(1.91)	1.63	.21	(1.82)
Total from investment operations	.12	5.76	(1.50)	2.00	.58	(1.49)
Distributions from net investment income	(.17)	(.24)	(.38)	(.43)	(.36)	(.30)
Distributions from net realized gain	(1.30)	(.48)	(1.41)	(.73)	(1.11)	(1.18)
Total distributions	(1.46)D	(.72)	(1.79)	(1.16)	(1.47)	(1.48)
Net asset value, end of period	$23.32	$24.66	$19.62	$22.91	$22.07	$22.96
Total ReturnE,F,G	.24%	30.38%	(7.21)%	9.62%	2.55%	(5.63)%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.07%J	1.09%	1.10%	1.10%	1.10%	1.09%
Expenses net of fee waivers, if any	1.07%J	1.09%	1.10%	1.09%	1.10%	1.09%
Expenses net of all reductions	1.07%J	1.08%	1.09%	1.09%	1.10%	1.08%
Net investment income (loss)	.70%J	1.24%	1.93%	1.68%	1.70%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$136,861	$138,134	$115,736	$151,536	$161,570	$249,442
Portfolio turnover rateK	49%J	53%	56%	49%	41%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.59	$19.58	$22.87	$22.05	$22.94	$25.90
Income from Investment Operations
Net investment income (loss)A,B	.06	.21	.36	.32	.32	.27
Net realized and unrealized gain (loss)	.04C	5.49	(1.90)	1.62	.21	(1.81)
Total from investment operations	.10	5.70	(1.54)	1.94	.53	(1.54)
Distributions from net investment income	(.13)	(.22)	(.34)	(.39)	(.31)	(.24)
Distributions from net realized gain	(1.30)	(.48)	(1.41)	(.73)	(1.11)	(1.18)
Total distributions	(1.43)	(.69)D	(1.75)	(1.12)	(1.42)	(1.42)
Net asset value, end of period	$23.26	$24.59	$19.58	$22.87	$22.05	$22.94
Total ReturnE,F,G	.16%	30.14%	(7.42)%	9.35%	2.34%	(5.83)%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.29%J	1.31%	1.31%	1.32%	1.33%	1.33%
Expenses net of fee waivers, if any	1.29%J	1.31%	1.31%	1.31%	1.33%	1.33%
Expenses net of all reductions	1.29%J	1.30%	1.30%	1.31%	1.32%	1.32%
Net investment income (loss)	.48%J	1.03%	1.71%	1.46%	1.47%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$112,678	$118,778	$98,724	$128,754	$127,038	$153,285
Portfolio turnover rateK	49%J	53%	56%	49%	41%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.74	$18.97	$22.26	$21.54	$22.46	$25.43
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.09	.23	.19	.20	.15
Net realized and unrealized gain (loss)	.05C	5.30	(1.85)	1.58	.20	(1.78)
Total from investment operations	.04	5.39	(1.62)	1.77	.40	(1.63)
Distributions from net investment income	(.08)	(.15)	(.26)	(.32)	(.21)	(.16)
Distributions from net realized gain	(1.30)	(.48)	(1.41)	(.73)	(1.11)	(1.18)
Total distributions	(1.38)	(.62)D	(1.67)	(1.05)	(1.32)	(1.34)
Net asset value, end of period	$22.40	$23.74	$18.97	$22.26	$21.54	$22.46
Total ReturnE,F,G	(.10)%	29.36%	(7.95)%	8.72%	1.77%	(6.34)%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.87%J	1.88%	1.89%	1.88%	1.88%	1.86%
Expenses net of fee waivers, if any	1.87%J	1.88%	1.89%	1.88%	1.88%	1.86%
Expenses net of all reductions	1.87%J	1.87%	1.88%	1.88%	1.87%	1.86%
Net investment income (loss)	(.10)%J	.46%	1.14%	.89%	.92%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$15,497	$16,069	$20,774	$28,982	$43,690	$62,551
Portfolio turnover rateK	49%J	53%	56%	49%	41%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.96	$19.84	$23.15	$22.28	$23.17	$26.15
Income from Investment Operations
Net investment income (loss)A,B	.11	.31	.46	.43	.43	.39
Net realized and unrealized gain (loss)	.05C	5.56	(1.92)	1.65	.21	(1.83)
Total from investment operations	.16	5.87	(1.46)	2.08	.64	(1.44)
Distributions from net investment income	(.19)	(.27)	(.44)	(.48)	(.42)	(.36)
Distributions from net realized gain	(1.30)	(.48)	(1.41)	(.73)	(1.11)	(1.18)
Total distributions	(1.49)	(.75)	(1.85)	(1.21)	(1.53)	(1.54)
Net asset value, end of period	$23.63	$24.96	$19.84	$23.15	$22.28	$23.17
Total ReturnD,E	.39%	30.65%	(6.99)%	9.93%	2.84%	(5.36)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.87%H	.88%	.86%	.81%	.82%	.82%
Expenses net of fee waivers, if any	.87%H	.87%	.86%	.81%	.82%	.82%
Expenses net of all reductions	.87%H	.87%	.85%	.81%	.81%	.81%
Net investment income (loss)	.90%H	1.46%	2.17%	1.96%	1.98%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$198,692	$197,873	$180,346	$225,407	$284,857	$399,578
Portfolio turnover rateI	49%H	53%	56%	49%	41%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$24.97	$19.85	$23.16	$21.91
Income from Investment Operations
Net investment income (loss)B,C	.14	.36	.50	.40
Net realized and unrealized gain (loss)	.05D	5.56	(1.92)	1.94
Total from investment operations	.19	5.92	(1.42)	2.34
Distributions from net investment income	(.23)	(.32)	(.48)	(.36)
Distributions from net realized gain	(1.30)	(.48)	(1.41)	(.73)
Total distributions	(1.53)	(.80)	(1.89)	(1.09)
Net asset value, end of period	$23.63	$24.97	$19.85	$23.16
Total ReturnE,F	.49%	30.95%	(6.80)%	11.22%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%I	.64%	.65%	.65%I
Expenses net of fee waivers, if any	.64%I	.64%	.65%	.64%I
Expenses net of all reductions	.64%I	.64%	.64%	.64%I
Net investment income (loss)	1.13%I	1.69%	2.38%	2.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,967	$16,573	$9,157	$6,634
Portfolio turnover rateJ	49%I	53%	56%	49%

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Real Estate Fund	$101,767

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$160,524,707
Gross unrealized depreciation	(5,316,394)
Net unrealized appreciation (depreciation)	$155,208,313
Tax cost	$330,256,207

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	119,479,674	122,448,555

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$174,113	$1,264
Class M	.25%	.25%	296,466	–
Class C	.75%	.25%	79,589	8,617
			$550,168	$9,881

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,647
Class M	1,871
Class C(a)	280
$16,798

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$152,657.22
Class M	111,810.19
Class C	21,331.27
Class I	270,517.27
Class Z	3,258.04
	$559,573

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Real Estate Fund	$1,369

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Real Estate Fund	Borrower	$14,493,750.32%		$515

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Real Estate Fund	6,171,586	9,169,226	735,910

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Real Estate Fund	$384

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Real Estate Fund	$1,462	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,481.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Advisor Real Estate Fund
Distributions to shareholders
Class A	$7,993,208	$3,943,668
Class M	6,745,913	3,401,100
Class C	908,708	608,843
Class I	11,703,981	6,121,163
Class Z	937,540	570,176
Total	$28,289,350	$14,644,950

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Advisor Real Estate Fund
Class A
Shares sold	612,169	1,114,030	$15,143,578	$23,635,557
Reinvestment of distributions	322,393	201,989	7,866,493	3,878,210
Shares redeemed	(668,984)	(1,613,289)	(16,484,541)	(33,263,379)
Net increase (decrease)	265,578	(297,270)	$6,525,530	$(5,749,612)
Class M
Shares sold	226,126	567,797	$5,576,945	$11,739,646
Reinvestment of distributions	276,620	176,839	6,729,626	3,389,165
Shares redeemed	(489,133)	(955,077)	(11,935,987)	(19,872,105)
Net increase (decrease)	13,613	(210,441)	$370,584	$(4,743,294)
Class C
Shares sold	70,245	105,065	$1,668,468	$2,128,502
Reinvestment of distributions	38,746	32,588	908,210	604,904
Shares redeemed	(93,842)	(555,809)	(2,226,064)	(11,351,257)
Net increase (decrease)	15,149	(418,156)	$350,614	$(8,617,851)
Class I
Shares sold	1,744,154	2,357,850	$43,825,257	$48,485,384
Reinvestment of distributions	440,622	299,336	10,890,582	5,816,838
Shares redeemed	(1,702,326)	(3,820,307)	(42,528,687)	(78,503,211)
Net increase (decrease)	482,450	(1,163,121)	$12,187,152	$(24,200,989)
Class Z
Shares sold	191,559	717,966	$4,830,061	$14,541,293
Reinvestment of distributions	31,131	15,167	769,941	296,100
Shares redeemed	(168,362)	(530,812)	(4,187,462)	(10,537,049)
Net increase (decrease)	54,328	202,321	$1,412,540	$4,300,344

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Advisor Real Estate Fund
Class A	1.07%
Actual		$1,000.00	$1,002.40	$5.40
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class M	1.29%
Actual		$1,000.00	$1,001.60	$6.51
Hypothetical-C		$1,000.00	$1,018.70	$6.56
Class C	1.87%
Actual		$1,000.00	$999.00	$9.42
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Class I	.87%
Actual		$1,000.00	$1,003.90	$4.39
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Class Z	.64%
Actual		$1,000.00	$1,004.90	$3.23
Hypothetical-C		$1,000.00	$1,021.98	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

ARE-SANN-0422
1.783109.120

Fidelity Advisor® Global Real Estate Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Prologis (REIT), Inc.	6.0
Welltower, Inc.	3.9
Digital Realty Trust, Inc.	3.6
Duke Realty Corp.	3.4
Vonovia SE	3.0
Mitsui Fudosan Co. Ltd.	3.0
UDR, Inc.	2.6
Ventas, Inc.	2.5
Equity Lifestyle Properties, Inc.	2.4
Mitsubishi Estate Co. Ltd.	2.4
32.8

Top Five Countries as of January 31, 2022

(excluding cash equivalents)	% of fund's net assets
United States of America	57.7
Japan	9.4
Canada	4.3
Germany	4.2
United Kingdom	4.2

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Diversified	23.2
REITs - Apartments	11.1
REITs - Health Care	8.7
REITs - Shopping Centers	7.6
REITs - Warehouse/Industrial	6.7

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 42.1%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Australia - 4.2%
Abacus Property Group unit	37,539	$91,740
Arena (REIT) unit	27,639	92,126
Charter Hall Retail REIT	21,842	62,325
National Storage REIT unit	50,397	88,349

TOTAL AUSTRALIA		334,540

Bailiwick of Guernsey - 1.7%
Sirius Real Estate Ltd.	75,666	132,257
Canada - 4.3%
Boardwalk (REIT)	3,516	154,730
Dream Industrial (REIT)	9,614	119,272
Flagship Communities (REIT)	3,650	67,343

TOTAL CANADA		341,345

Cayman Islands - 0.6%
ESR Cayman Ltd. (a)(b)	15,268	51,769
France - 3.5%
ARGAN SA	773	97,428
Covivio	738	61,629
Gecina SA	902	122,394

TOTAL FRANCE		281,451

Germany - 4.2%
Instone Real Estate Group BV (b)	5,721	101,803
Vonovia SE	4,184	238,303

TOTAL GERMANY		340,106

Hong Kong - 1.5%
Hysan Development Co. Ltd.	16,592	50,931
Link (REIT)	7,867	67,542

TOTAL HONG KONG		118,473

Ireland - 2.2%
Hibernia (REIT) PLC	121,824	174,006
Italy - 0.6%
COIMA RES SpA (b)	5,963	48,782
Japan - 9.4%
Activia Properties, Inc.	9	30,464
Advance Residence Investment Corp.	15	44,224
Kenedix Residential Investment Corp.	43	74,961
LaSalle Logiport REIT	61	97,581
Mitsubishi Estate Co. Ltd.	13,467	193,957
Mitsui Fudosan Co. Ltd.	10,998	235,768
Mitsui Fudosan Logistics Park, Inc. (c)	12	59,102
SRE Holdings Corp. (a)	472	18,304

TOTAL JAPAN		754,361

Luxembourg - 1.2%
Aroundtown SA	15,620	96,477
Singapore - 3.2%
CapitaMall Trust	65,769	94,819
Mapletree Commercial Trust	33,177	44,408
UOL Group Ltd.	21,591	117,087

TOTAL SINGAPORE		256,314

Sweden - 1.3%
Catena AB	1,149	65,222
KlaraBo Sverige AB	8,120	37,882

TOTAL SWEDEN		103,104

United Kingdom - 4.2%
Assura PLC	74,213	67,124
Grainger Trust PLC	32,419	132,025
Life Science (REIT) PLC	20,584	28,504
Segro PLC	3,183	56,116
Shaftesbury PLC	6,637	55,728

TOTAL UNITED KINGDOM		339,497

United States of America - 57.7%
American Assets Trust, Inc.	1,352	48,631
American Homes 4 Rent Class A	2,709	106,003
Apartment Income (REIT) Corp.	1,690	89,266
Crown Castle International Corp.	808	147,468
CubeSmart	2,885	146,385
DiamondRock Hospitality Co. (a)	5,579	52,164
Digital Realty Trust, Inc.	1,941	289,655
Duke Realty Corp.	4,647	268,504
Equinix, Inc.	165	119,609
Equity Lifestyle Properties, Inc.	2,482	194,316
Extra Space Storage, Inc.	910	180,353
Gaming & Leisure Properties	3,063	138,386
Healthcare Trust of America, Inc.	656	21,353
Highwoods Properties, Inc. (SBI)	1,008	43,465
Host Hotels & Resorts, Inc. (a)	5,993	103,919
Invitation Homes, Inc.	3,024	126,948
Kimco Realty Corp.	4,511	109,437
LXP Industrial Trust (REIT)	3,164	47,112
Medical Properties Trust, Inc.	4,293	97,709
Mid-America Apartment Communities, Inc.	865	178,778
National Retail Properties, Inc.	2,403	106,645
Phillips Edison & Co., Inc.	1,159	36,532
Piedmont Office Realty Trust, Inc. Class A	1,552	27,564
Prologis (REIT), Inc.	3,062	480,182
Realty Income Corp.	1,509	104,740
Regency Centers Corp.	1,384	99,302
RLJ Lodging Trust	3,338	46,231
Ryman Hospitality Properties, Inc. (a)	422	37,305
Spirit Realty Capital, Inc.	1,735	82,343
Sun Communities, Inc.	788	148,900
UDR, Inc.	3,707	210,706
Urban Edge Properties	1,348	24,588
Ventas, Inc.	3,776	200,204
Veris Residential, Inc. (a)	2,050	33,825
VICI Properties, Inc.	3,898	111,561
Washington REIT (SBI)	2,154	53,031
Welltower, Inc.	3,584	310,482

TOTAL UNITED STATES OF AMERICA		4,623,602

TOTAL COMMON STOCKS
(Cost $6,688,742)		7,996,084

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.08% (d)
(Cost $46,684)	46,674	46,684
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $6,735,426)		8,042,768
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(28,806)
NET ASSETS - 100%		$8,013,962

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $202,354 or 2.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$64,844	$1,345,618	$1,363,778	$17	$--	$--	$46,684	0.0%
Total	$64,844	$1,345,618	$1,363,778	$17	$--	$--	$46,684

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Real Estate	$7,996,084	$4,964,947	$3,031,137	$--
Money Market Funds	46,684	46,684	--	--
Total Investments in Securities:	$8,042,768	$5,011,631	$3,031,137	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,688,742)	$7,996,084
Fidelity Central Funds (cost $46,684)	46,684
Total Investment in Securities (cost $6,735,426)		$8,042,768
Receivable for fund shares sold		6,011
Dividends receivable		15,135
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		16
Receivable from investment adviser for expense reductions		8,171
Other receivables		16
Total assets		8,072,121
Liabilities
Audit fee	$31,017
Custody fee	7,469
Payable for investments purchased
Regular delivery	2,601
Delayed delivery	9,475
Payable for fund shares redeemed	177
Accrued management fee	4,461
Distribution and service plan fees payable	1,394
Other affiliated payables	1,325
Other payables and accrued expenses	240
Total liabilities		58,159
Net Assets		$8,013,962
Net Assets consist of:
Paid in capital		$6,859,957
Total accumulated earnings (loss)		1,154,005
Net Assets		$8,013,962
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,454,835 ÷ 282,597 shares)(a)		$12.23
Maximum offering price per share (100/94.25 of $12.23)		$12.98
Class M:
Net Asset Value and redemption price per share ($1,139,889 ÷ 93,368 shares)(a)		$12.21
Maximum offering price per share (100/96.50 of $12.21)		$12.65
Class C:
Net Asset Value and offering price per share ($241,643 ÷ 19,722 shares)(a)		$12.25
Class I:
Net Asset Value, offering price and redemption price per share ($1,618,979 ÷ 132,247 shares)		$12.24
Class Z:
Net Asset Value, offering price and redemption price per share ($1,558,616 ÷ 126,702 shares)		$12.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$90,092
Income from Fidelity Central Funds		17
Income before foreign taxes withheld		90,109
Less foreign taxes withheld		(3,904)
Total income		86,205
Expenses
Management fee	$24,656
Transfer agent fees	6,105
Distribution and service plan fees	7,647
Accounting fees and expenses	1,423
Custodian fees and expenses	13,034
Independent trustees' fees and expenses	12
Registration fees	27,014
Audit	32,892
Legal	4
Miscellaneous	105
Total expenses before reductions	112,892
Expense reductions	(68,012)
Total expenses after reductions		44,880
Net investment income (loss)		41,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,061
Foreign currency transactions	(214)
Total net realized gain (loss)		62,847
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(186,733)
Assets and liabilities in foreign currencies	(66)
Total change in net unrealized appreciation (depreciation)		(186,799)
Net gain (loss)		(123,952)
Net increase (decrease) in net assets resulting from operations		$(82,627)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,325	$81,471
Net realized gain (loss)	62,847	134,898
Change in net unrealized appreciation (depreciation)	(186,799)	1,192,884
Net increase (decrease) in net assets resulting from operations	(82,627)	1,409,253
Distributions to shareholders	(92,097)	(55,566)
Share transactions - net increase (decrease)	1,679,939	1,280,270
Total increase (decrease) in net assets	1,505,215	2,633,957
Net Assets
Beginning of period	6,508,747	3,874,790
End of period	$8,013,962	$6,508,747

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$9.69	$10.72	$10.13	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.07	.17	.15	.22	.18	.15
Net realized and unrealized gain (loss)	(.18)	2.76	(.58)	.58	.42	(.26)
Total from investment operations	(.11)	2.93	(.43)	.80	.60	(.11)
Distributions from net investment income	(.15)	(.13)	(.23)	(.15)	(.13)	(.07)
Distributions from net realized gain	–	–	(.37)	(.06)	(.14)	(.01)
Total distributions	(.15)	(.13)	(.60)	(.21)	(.28)D	(.08)
Net asset value, end of period	$12.23	$12.49	$9.69	$10.72	$10.13	$9.81
Total ReturnE,F,G	(.89)%	30.59%	(4.61)%	8.25%	6.16%	(1.00)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	3.19%J	4.19%	4.22%	4.56%	5.86%	8.94%J
Expenses net of fee waivers, if any	1.30%J	1.38%	1.40%	1.40%	1.40%	1.40%J
Expenses net of all reductions	1.30%J	1.37%	1.39%	1.39%	1.38%	1.39%J
Net investment income (loss)	1.06%J	1.60%	1.47%	2.09%	1.80%	1.65%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,455	$2,747	$1,732	$3,290	$1,001	$657
Portfolio turnover rateK	29%J	32%	52%	60%	46%	59%J

 A For the period August 11, 2016 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$9.67	$10.71	$10.11	$9.79	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.05	.14	.12	.19	.15	.13
Net realized and unrealized gain (loss)	(.17)	2.76	(.58)	.60	.42	(.27)
Total from investment operations	(.12)	2.90	(.46)	.79	.57	(.14)
Distributions from net investment income	(.13)	(.11)	(.21)	(.13)	(.11)	(.06)
Distributions from net realized gain	–	–	(.37)	(.06)	(.14)	(.01)
Total distributions	(.13)	(.11)	(.58)	(.19)	(.25)	(.07)
Net asset value, end of period	$12.21	$12.46	$9.67	$10.71	$10.11	$9.79
Total ReturnD,E,F	(1.00)%	30.20%	(4.87)%	8.06%	5.90%	(1.30)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	3.37%I	4.41%	4.46%	4.79%	5.90%	9.20%I
Expenses net of fee waivers, if any	1.55%I	1.63%	1.66%	1.65%	1.65%	1.65%I
Expenses net of all reductions	1.55%I	1.62%	1.64%	1.64%	1.63%	1.64%I
Net investment income (loss)	.81%I	1.35%	1.22%	1.84%	1.54%	1.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,140	$876	$658	$810	$570	$550
Portfolio turnover rateJ	29%I	32%	52%	60%	46%	59%I

 A For the period August 11, 2016 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$9.63	$10.63	$10.08	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.02	.09	.07	.14	.10	.08
Net realized and unrealized gain (loss)	(.18)	2.75	(.58)	.59	.42	(.26)
Total from investment operations	(.16)	2.84	(.51)	.73	.52	(.18)
Distributions from net investment income	(.06)	–	(.12)	(.12)	(.06)	(.05)
Distributions from net realized gain	–	–	(.37)	(.06)	(.14)	(.01)
Total distributions	(.06)	–	(.49)	(.18)	(.20)	(.06)
Net asset value, end of period	$12.25	$12.47	$9.63	$10.63	$10.08	$9.76
Total ReturnD,E,F	(1.26)%	29.49%	(5.31)%	7.52%	5.38%	(1.77)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	4.03%I	5.02%	4.46%	5.04%	6.26%	9.75%I
Expenses net of fee waivers, if any	2.05%I	2.14%	2.16%	2.15%	2.15%	2.15%I
Expenses net of all reductions	2.05%I	2.13%	2.15%	2.14%	2.13%	2.14%I
Net investment income (loss)	.31%I	.85%	.71%	1.34%	1.04%	.90%I
Supplemental Data
Net assets, end of period (000 omitted)	$242	$223	$185	$1,060	$614	$737
Portfolio turnover rateJ	29%I	32%	52%	60%	46%	59%I

 A For the period August 11, 2016 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$9.71	$10.75	$10.15	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.20	.17	.24	.20	.17
Net realized and unrealized gain (loss)	(.17)	2.76	(.58)	.59	.43	(.26)
Total from investment operations	(.09)	2.96	(.41)	.83	.63	(.09)
Distributions from net investment income	(.18)	(.16)	(.26)	(.17)	(.16)	(.08)
Distributions from net realized gain	–	–	(.37)	(.06)	(.14)	(.01)
Total distributions	(.18)	(.16)	(.63)	(.23)	(.30)	(.09)
Net asset value, end of period	$12.24	$12.51	$9.71	$10.75	$10.15	$9.82
Total ReturnD,E	(.77)%	30.82%	(4.40)%	8.55%	6.48%	(.80)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	2.88%H	3.81%	3.97%	4.20%	5.41%	8.74%H
Expenses net of fee waivers, if any	1.05%H	1.13%	1.16%	1.15%	1.15%	1.15%H
Expenses net of all reductions	1.05%H	1.12%	1.14%	1.14%	1.13%	1.14%H
Net investment income (loss)	1.31%H	1.85%	1.71%	2.34%	2.04%	1.90%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,619	$1,483	$1,066	$1,056	$986	$863
Portfolio turnover rateI	29%H	32%	52%	60%	46%	59%H

 A For the period August 11, 2016 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$9.73	$10.76	$10.01
Income from Investment Operations
Net investment income (loss)B,C	.09	.22	.19	.22
Net realized and unrealized gain (loss)	(.17)	2.77	(.59)	.76
Total from investment operations	(.08)	2.99	(.40)	.98
Distributions from net investment income	(.18)	(.16)	(.26)	(.17)
Distributions from net realized gain	–	–	(.37)	(.06)
Total distributions	(.18)	(.16)	(.63)	(.23)
Net asset value, end of period	$12.30	$12.56	$9.73	$10.76
Total ReturnD,E	(.69)%	31.07%	(4.29)%	10.17%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	2.71%H	3.72%	3.54%	3.87%H
Expenses net of fee waivers, if any	.90%H	.97%	1.02%	1.00%H
Expenses net of all reductions	.90%H	.96%	1.00%	1.00%H
Net investment income (loss)	1.46%H	2.01%	1.86%	2.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,559	$1,180	$233	$306
Portfolio turnover rateI	29%H	32%	52%	60%

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,476,806
Gross unrealized depreciation	(271,864)
Net unrealized appreciation (depreciation)	$1,204,942
Tax cost	$6,837,826

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(120,705)
Total capital loss carryforward	$(120,705)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Real Estate Fund	2,738,294	1,062,222

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$4,074	$1,838
Class M	.25%	.25%	2,434	1,644
Class C	.75%	.25%	1,139	157
			$7,647	$3,639

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,513
Class M	41
Class C(a)	36
$1,590

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,602.22
Class M	841.17
Class C	318.28
Class I	1,078.14
Class Z	266.04
	$6,105

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Real Estate Fund	$26

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Real Estate Fund	11,964	20,144	(76)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Global Real Estate Fund	$6

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$30,770
Class M	1.55%	8,876
Class C	2.05%	2,250
Class I	1.05%	13,989
Class Z	.90%	12,011
		$67,896

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $111.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Advisor Global Real Estate Fund
Distributions to shareholders
Class A	$40,544	$26,351
Class M	10,997	7,125
Class C	1,175	–
Class I	21,272	19,213
Class Z	18,109	2,877
Total	$92,097	$55,566

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Advisor Global Real Estate Fund
Class A
Shares sold	70,333	56,801	$881,919	$613,618
Reinvestment of distributions	3,246	2,601	40,544	26,348
Shares redeemed	(10,977)	(18,190)	(137,784)	(206,199)
Net increase (decrease)	62,602	41,212	$784,679	$433,767
Class M
Shares sold	22,262	9,736	$277,975	$100,374
Reinvestment of distributions	881	704	10,997	7,125
Shares redeemed	(103)	(8,197)	(1,303)	(82,487)
Net increase (decrease)	23,040	2,243	$287,669	$25,012
Class C
Shares sold	3,203	6,163	$40,514	$63,461
Reinvestment of distributions	94	–	1,175	–
Shares redeemed	(1,473)	(7,478)	(18,078)	(76,707)
Net increase (decrease)	1,824	(1,315)	$23,611	$(13,246)
Class I
Shares sold	14,052	25,794	$176,810	$266,297
Reinvestment of distributions	1,446	1,513	18,078	15,327
Shares redeemed	(1,748)	(18,638)	(21,383)	(203,528)
Net increase (decrease)	13,750	8,669	$173,505	$78,096
Class Z
Shares sold	77,955	80,366	$990,427	$868,084
Reinvestment of distributions	1,442	281	18,109	2,850
Shares redeemed	(46,582)	(10,753)	(598,061)	(114,293)
Net increase (decrease)	32,815	69,894	$410,475	$756,641

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Advisor Global Real Estate Fund	36%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Advisor Global Real Estate Fund
Class A	1.30%
Actual		$1,000.00	$991.10	$6.52
Hypothetical-C		$1,000.00	$1,018.65	$6.61
Class M	1.55%
Actual		$1,000.00	$990.00	$7.77
Hypothetical-C		$1,000.00	$1,017.39	$7.88
Class C	2.05%
Actual		$1,000.00	$987.40	$10.27
Hypothetical-C		$1,000.00	$1,014.87	$10.41
Class I	1.05%
Actual		$1,000.00	$992.30	$5.27
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class Z	.90%
Actual		$1,000.00	$993.10	$4.52
Hypothetical-C		$1,000.00	$1,020.67	$4.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

AGRE-SANN-0422
1.9881281.105

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Semiconductors Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Fidelity Advisor® Biotechnology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
AbbVie, Inc.	16.9
Vertex Pharmaceuticals, Inc.	10.0
Regeneron Pharmaceuticals, Inc.	8.4
Alnylam Pharmaceuticals, Inc.	5.3
Argenx SE ADR	3.3
Cytokinetics, Inc.	3.2
Ascendis Pharma A/S sponsored ADR	3.2
Seagen, Inc.	2.2
Protagonist Therapeutics, Inc.	2.1
PTC Therapeutics, Inc.	1.6
56.2

Top Industries (% of fund's net assets)

As of January 31, 2022
Biotechnology	93.5%
Pharmaceuticals	5.2%
Diversified Financial Services	0.6%
Health Care Providers & Services	0.2%
Health Care Technology	0.2%
All Others*	0.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Biotechnology Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Biotechnology - 92.3%
Biotechnology - 92.3%
AbbVie, Inc.	2,417,180	$330,887,773
ADC Therapeutics SA (a)(b)	262,723	4,174,668
Aerovate Therapeutics, Inc. (b)	432,100	5,107,422
Agios Pharmaceuticals, Inc. (a)(b)	504,343	15,579,155
Alnylam Pharmaceuticals, Inc. (a)	754,186	103,775,994
ALX Oncology Holdings, Inc. (a)	379,883	6,078,128
Ambrx Biopharma, Inc. ADR	580,787	2,811,009
Arcutis Biotherapeutics, Inc. (a)	821,633	12,414,875
Argenx SE ADR (a)	241,600	65,053,216
Ascendis Pharma A/S sponsored ADR (a)	506,125	61,565,045
Astria Therapeutics, Inc. (a)	21,179	106,107
Aurinia Pharmaceuticals, Inc. (a)(b)	813,000	13,544,580
Autolus Therapeutics PLC ADR (a)(b)	996,000	3,974,040
BeiGene Ltd. ADR (a)	20,300	4,924,374
Bicycle Therapeutics PLC ADR (a)	120,100	5,864,483
BioAtla, Inc. (a)	229,990	2,198,704
Blueprint Medicines Corp. (a)	323,694	24,956,807
Bolt Biotherapeutics, Inc. (b)	104,951	403,012
C4 Therapeutics, Inc. (a)	69,700	1,702,771
Celldex Therapeutics, Inc. (a)	872,200	27,046,922
Celularity, Inc. Class A (a)(b)	374,219	1,683,986
Century Therapeutics, Inc.	21,900	285,357
Century Therapeutics, Inc. (c)	460,571	6,001,240
Cerevel Therapeutics Holdings (a)(b)	852,028	22,186,809
ChemoCentryx, Inc. (a)	548,074	14,737,710
Connect Biopharma Holdings Ltd. ADR (a)	872,300	4,012,580
Crinetics Pharmaceuticals, Inc. (a)	549,007	10,370,742
Cullinan Oncology, Inc.	465,700	6,277,636
Cyteir Therapeutics, Inc. (b)	1,419,670	8,631,594
Cytokinetics, Inc. (a)(b)	1,897,971	62,993,657
Erasca, Inc. (b)	1,695,700	20,094,045
Exelixis, Inc. (a)	1,687,627	30,546,049
Forma Therapeutics Holdings, Inc. (a)(b)	524,138	6,205,794
Fusion Pharmaceuticals, Inc. (a)(b)	1,278,447	9,780,120
Global Blood Therapeutics, Inc. (a)	960,689	27,715,878
Gossamer Bio, Inc. (a)(b)	894,500	8,578,255
Graphite Bio, Inc. (b)	692,400	6,467,016
Graphite Bio, Inc. (c)	420,780	3,930,085
Icosavax, Inc. (a)	476,300	7,268,338
Imago BioSciences, Inc. (b)	652,006	13,183,561
Instil Bio, Inc. (a)(b)	725,196	8,419,526
Instil Bio, Inc. (c)	852,386	9,896,201
Iovance Biotherapeutics, Inc. (a)	451,900	7,524,135
Janux Therapeutics, Inc. (b)	584,300	8,898,889
Keros Therapeutics, Inc. (a)	343,600	15,932,732
Kronos Bio, Inc. (a)(b)	455,100	4,141,410
Kura Oncology, Inc. (a)	412,500	5,812,125
Mirati Therapeutics, Inc. (a)	260,920	31,127,756
Monte Rosa Therapeutics, Inc. (b)	221,100	2,799,126
Monte Rosa Therapeutics, Inc. (c)	477,858	6,049,682
Morphic Holding, Inc. (a)	205,700	8,727,851
Nuvalent, Inc. (c)	673,253	9,082,183
Nuvalent, Inc. Class A (a)	54,153	730,524
ORIC Pharmaceuticals, Inc. (a)(b)	831,016	8,218,748
Passage Bio, Inc. (a)(b)	316,659	1,592,795
Poseida Therapeutics, Inc. (a)(b)	428,946	2,037,494
Praxis Precision Medicines, Inc. (a)	209,600	3,114,656
Prelude Therapeutics, Inc. (a)(b)	533,870	5,301,329
Protagonist Therapeutics, Inc. (a)	1,373,369	40,225,978
PTC Therapeutics, Inc. (a)	789,040	31,735,189
Regeneron Pharmaceuticals, Inc. (a)	270,292	164,497,008
Relay Therapeutics, Inc. (a)(b)	796,000	17,615,480
Repare Therapeutics, Inc. (a)(b)	512,400	7,906,332
Revolution Medicines, Inc. (a)(b)	361,916	7,788,432
Scholar Rock Holding Corp. (a)(b)	428,330	7,628,557
Seagen, Inc. (a)	320,014	43,045,083
Shattuck Labs, Inc. (a)	702,834	4,856,583
Stoke Therapeutics, Inc. (a)	446,619	8,463,430
Syros Pharmaceuticals, Inc. (a)(b)	581,640	1,151,647
Tango Therapeutics, Inc. (a)(b)	1,217,500	10,385,275
Taysha Gene Therapies, Inc. (a)(b)	202,543	1,610,217
Tenaya Therapeutics, Inc. (a)(b)	978,612	11,665,055
Tenaya Therapeutics, Inc. (c)	402,187	4,794,069
TG Therapeutics, Inc. (a)(b)	2,054,900	23,775,193
Tyra Biosciences, Inc. (b)	730,700	9,579,477
Vaxcyte, Inc. (a)(b)	1,072,429	20,419,048
Vera Therapeutics, Inc. (a)	980,468	19,540,727
Vertex Pharmaceuticals, Inc. (a)	806,727	196,074,997
Verve Therapeutics, Inc.	324,600	9,354,972
Xenon Pharmaceuticals, Inc. (a)	849,835	23,047,525
Zentalis Pharmaceuticals, Inc. (a)(b)	555,753	31,722,381
Zymeworks, Inc. (a)	415,853	3,701,092
		1,803,110,446
Diversified Financial Services - 0.6%
Other Diversified Financial Services - 0.6%
Helix Acquisition Corp. (a)(d)	1,193,000	11,786,840
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(e)	30	38
Pharmaceuticals - 4.9%
Pharmaceuticals - 4.9%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	1,800,840
Arvinas Holding Co. LLC (a)	318,000	22,733,820
Chiasma, Inc. warrants 12/16/24 (a)(f)	81,298	1
DICE Therapeutics, Inc. (b)	9,900	168,597
Edgewise Therapeutics, Inc. (a)	598,800	8,143,680
Fulcrum Therapeutics, Inc. (a)	778,000	9,460,480
GH Research PLC (b)	385,500	6,545,790
Ikena Oncology, Inc. (a)(b)	763,659	7,430,402
Ikena Oncology, Inc. (c)	282,736	2,751,021
IMARA, Inc. (a)	246,146	342,143
Longboard Pharmaceuticals, Inc. (a)	520,400	2,185,680
NGM Biopharmaceuticals, Inc. (a)(b)	357,800	5,656,818
Pharvaris BV	195,873	3,367,057
Pliant Therapeutics, Inc. (a)	385,173	4,518,079
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	2
Terns Pharmaceuticals, Inc. (b)	906,792	5,685,586
Theseus Pharmaceuticals, Inc. (b)	988,400	9,122,932
Ventyx Biosciences, Inc. (b)	385,400	6,266,604
		96,179,532
TOTAL COMMON STOCKS
(Cost $1,652,652,672)		1,911,076,856

Convertible Preferred Stocks - 1.9%
Biotechnology - 1.2%
Biotechnology - 1.2%
Bright Peak Therapeutics AG Series B (e)(f)	1,920,122	5,798,768
Sonoma Biotherapeutics, Inc.:
Series B (e)(f)	1,967,762	3,601,004
Series B1 (e)(f)	1,049,456	1,920,504
T-Knife Therapeutics, Inc. Series B (e)(f)	1,300,097	5,421,404
Treeline Biosciences Series A (e)(f)	47,600	296,072
ValenzaBio, Inc. Series A (e)(f)	951,971	6,149,733
		23,187,485
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (e)(f)	3,703,704	3,666,667
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Wugen, Inc. Series B (e)(f)	580,277	3,295,973
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(f)	1,915,787	19
Aristea Therapeutics, Inc. Series B (a)(e)(f)	677,328	6,333,017
		6,333,036
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $44,080,110)		36,483,161

Money Market Funds - 10.8%
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)
(Cost $211,678,963)	211,661,919	211,683,086
TOTAL INVESTMENT IN SECURITIES - 110.5%
(Cost $1,908,411,745)		2,159,243,103
NET OTHER ASSETS (LIABILITIES) - (10.5)%		(204,370,168)
NET ASSETS - 100%		$1,954,872,935

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,504,481 or 2.2% of net assets.

 (d) Affiliated company

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,483,199 or 1.9% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Aristea Therapeutics, Inc. Series B	10/6/20 - 7/27/21	$3,734,584
Boundless Bio, Inc. Series B	4/23/21	$5,000,000
Bright Peak Therapeutics AG Series B	5/14/21	$7,499,997
Precipio, Inc.	2/3/12	$161,441
Sonoma Biotherapeutics, Inc. Series B	7/26/21	$3,888,888
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	$3,111,112
T-Knife Therapeutics, Inc. Series B	6/30/21	$7,500,000
Treeline Biosciences Series A	7/30/21	$372,589
ValenzaBio, Inc. Series A	3/25/21	$8,472,951
Wugen, Inc. Series B	7/9/21	$4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$19,154,488	$421,658,060	$440,812,548	$4,199	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	217,621,603	584,918,035	590,856,552	1,499,251	--	--	211,683,086	0.7%
Total	$236,776,091	$1,006,576,095	$1,031,669,100	$1,503,450	$--	$--	$211,683,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Helix Acquisition Corp.	$--	$11,914,529	$--	$--	$--	$(127,689)	$11,786,840
Total	$--	$11,914,529	$--	$--	$--	$(127,689)	$11,786,840

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,911,076,856	$1,909,276,013	$--	$1,800,843
Convertible Preferred Stocks	36,483,161	--	--	36,483,161
Money Market Funds	211,683,086	211,683,086	--	--
Total Investments in Securities:	$2,159,243,103	$2,120,959,099	$--	$38,284,004

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$ 46,590,455
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(10,107,294)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$36,483,161
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$(10,107,294)
Other Investments in Securities
Beginning Balance	$3,122,735
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,365,849)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	43,957
Transfers out of Level 3	--
Ending Balance	$1,800,843
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$(1,365,849)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation{s} are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Netherlands	3.3%
Denmark	3.2%
Canada	2.1%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $219,290,065) — See accompanying schedule: Unaffiliated issuers (cost $1,684,818,253)	$1,935,773,177
Fidelity Central Funds (cost $211,678,963)	211,683,086
Other affiliated issuers (cost $11,914,529)	11,786,840
Total Investment in Securities (cost $1,908,411,745)		$2,159,243,103
Receivable for investments sold		21,567,006
Receivable for fund shares sold		1,482,267
Dividends receivable		3,511,437
Distributions receivable from Fidelity Central Funds		232,223
Prepaid expenses		12,565
Total assets		2,186,048,601
Liabilities
Payable to custodian bank	$2,091,964
Payable for investments purchased	4,170,955
Payable for fund shares redeemed	11,532,384
Accrued management fee	895,984
Distribution and service plan fees payable	407,088
Other affiliated payables	376,928
Other payables and accrued expenses	50,380
Collateral on securities loaned	211,649,983
Total liabilities		231,175,666
Net Assets		$1,954,872,935
Net Assets consist of:
Paid in capital		$1,734,887,256
Total accumulated earnings (loss)		219,985,679
Net Assets		$1,954,872,935
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($673,815,324 ÷ 28,427,062 shares)(a)		$23.70
Maximum offering price per share (100/94.25 of $23.70)		$25.15
Class M:
Net Asset Value and redemption price per share ($132,328,336 ÷ 6,080,249 shares)(a)		$21.76
Maximum offering price per share (100/96.50 of $21.76)		$22.55
Class C:
Net Asset Value and offering price per share ($231,709,559 ÷ 12,405,182 shares)(a)		$18.68
Class I:
Net Asset Value, offering price and redemption price per share ($844,622,413 ÷ 32,717,212 shares)		$25.82
Class Z:
Net Asset Value, offering price and redemption price per share ($72,397,303 ÷ 2,800,401 shares)		$25.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$7,854,369
Income from Fidelity Central Funds (including $1,499,251 from security lending)		1,503,450
Total income		9,357,819
Expenses
Management fee	$6,368,163
Transfer agent fees	2,101,028
Distribution and service plan fees	2,913,228
Accounting fees	362,740
Custodian fees and expenses	24,537
Independent trustees' fees and expenses	4,445
Registration fees	89,224
Audit	47,822
Legal	6,335
Interest	747
Miscellaneous	6,255
Total expenses before reductions	11,924,524
Expense reductions	(37,310)
Total expenses after reductions		11,887,214
Net investment income (loss)		(2,529,395)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,785,430
Foreign currency transactions	579
Total net realized gain (loss)		75,786,009
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(360,933,972)
Affiliated issuers	(127,689)
Unfunded commitments	215,400
Total change in net unrealized appreciation (depreciation)		(360,846,261)
Net gain (loss)		(285,060,252)
Net increase (decrease) in net assets resulting from operations		$(287,589,647)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,529,395)	$5,459,452
Net realized gain (loss)	75,786,009	577,411,240
Change in net unrealized appreciation (depreciation)	(360,846,261)	(244,829,280)
Net increase (decrease) in net assets resulting from operations	(287,589,647)	338,041,412
Distributions to shareholders	(389,242,979)	(228,190,286)
Share transactions - net increase (decrease)	113,926,968	1,156,643
Total increase (decrease) in net assets	(562,905,658)	111,007,769
Net Assets
Beginning of period	2,517,778,593	2,406,770,824
End of period	$1,954,872,935	$2,517,778,593

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.58	$31.03	$25.48	$27.80	$24.45	$21.39
Income from Investment Operations
Net investment income (loss)A,B	(.04)	.07	.03	.03	(.14)	(.15)C
Net realized and unrealized gain (loss)	(3.48)	4.42	7.40	(1.76)	3.49	3.21
Total from investment operations	(3.52)	4.49	7.43	(1.73)	3.35	3.06
Distributions from net investment income	(.11)	(.13)	–	–	–	–
Distributions from net realized gain	(5.25)	(2.81)	(1.88)	(.59)	–	–
Total distributions	(5.36)	(2.94)	(1.88)	(.59)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$23.70	$32.58	$31.03	$25.48	$27.80	$24.45
Total ReturnE,F,G	(12.69)%	14.03%	30.00%	(6.17)%	13.70%	14.31%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.00%J	1.01%	1.02%	1.04%	1.06%	1.05%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.02%	1.03%	1.06%	1.05%
Expenses net of all reductions	1.00%J	1.00%	1.02%	1.03%	1.06%	1.04%
Net investment income (loss)	(.23)%J	.20%	.11%	.13%	(.53)%	(.69)%C
Supplemental Data
Net assets, end of period (000 omitted)	$673,815	$808,610	$722,896	$616,894	$766,303	$787,802
Portfolio turnover rateK	51%J	72%	66%	62%	45%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.35	$29.08	$24.02	$26.32	$23.22	$20.39
Income from Investment Operations
Net investment income (loss)A,B	(.07)	(.02)	(.05)	(.04)	(.21)	(.21)C
Net realized and unrealized gain (loss)	(3.20)	4.14	6.96	(1.67)	3.31	3.04
Total from investment operations	(3.27)	4.12	6.91	(1.71)	3.10	2.83
Distributions from net investment income	(.07)	(.07)	–	–	–	–
Distributions from net realized gain	(5.25)	(2.78)	(1.85)	(.59)	–	–
Total distributions	(5.32)	(2.85)	(1.85)	(.59)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$21.76	$30.35	$29.08	$24.02	$26.32	$23.22
Total ReturnE,F,G	(12.80)%	13.69%	29.64%	(6.44)%	13.35%	13.88%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.27%J	1.28%	1.32%	1.34%	1.38%	1.38%
Expenses net of fee waivers, if any	1.27%J	1.28%	1.32%	1.34%	1.38%	1.38%
Expenses net of all reductions	1.27%J	1.28%	1.31%	1.34%	1.38%	1.38%
Net investment income (loss)	(.50)%J	(.07)%	(.18)%	(.18)%	(.84)%	(1.02)%C
Supplemental Data
Net assets, end of period (000 omitted)	$132,328	$161,619	$144,568	$119,312	$135,879	$127,734
Portfolio turnover rateK	51%J	72%	66%	62%	45%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.05) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.79	$25.97	$21.71	$23.96	$21.23	$18.71
Income from Investment Operations
Net investment income (loss)A,B	(.13)	(.15)	(.15)	(.14)	(.29)	(.27)C
Net realized and unrealized gain (loss)	(2.74)	3.71	6.26	(1.52)	3.02	2.79
Total from investment operations	(2.87)	3.56	6.11	(1.66)	2.73	2.52
Distributions from net investment income	–	(.01)	–	–	–	–
Distributions from net realized gain	(5.24)	(2.73)	(1.85)	(.59)	–	–
Total distributions	(5.24)	(2.74)	(1.85)	(.59)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$18.68	$26.79	$25.97	$21.71	$23.96	$21.23
Total ReturnE,F,G	(12.97)%	13.15%	29.07%	(6.87)%	12.86%	13.47%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.75%J	1.75%	1.77%	1.78%	1.80%	1.79%
Expenses net of fee waivers, if any	1.74%J	1.75%	1.77%	1.77%	1.80%	1.79%
Expenses net of all reductions	1.74%J	1.75%	1.76%	1.77%	1.80%	1.79%
Net investment income (loss)	(.98)%J	(.55)%	(.63)%	(.61)%	(1.27)%	(1.43)%C
Supplemental Data
Net assets, end of period (000 omitted)	$231,710	$328,417	$384,420	$398,749	$558,420	$593,489
Portfolio turnover rateK	51%J	72%	66%	62%	45%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.46) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.00	$33.16	$27.08	$29.42	$25.80	$22.52
Income from Investment Operations
Net investment income (loss)A,B	.01	.17	.11	.11	(.07)	(.10)C
Net realized and unrealized gain (loss)	(3.78)	4.72	7.88	(1.86)	3.69	3.38
Total from investment operations	(3.77)	4.89	7.99	(1.75)	3.62	3.28
Distributions from net investment income	(.16)	(.21)	–	–	–	–
Distributions from net realized gain	(5.25)	(2.85)	(1.91)	(.59)	–	–
Total distributions	(5.41)	(3.05)D	(1.91)	(.59)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$25.82	$35.00	$33.16	$27.08	$29.42	$25.80
Total ReturnF,G	(12.54)%	14.34%	30.32%	(5.89)%	14.03%	14.56%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.74%J	.74%	.75%	.76%	.79%	.78%
Expenses net of fee waivers, if any	.73%J	.74%	.75%	.76%	.79%	.78%
Expenses net of all reductions	.73%J	.74%	.75%	.76%	.79%	.77%
Net investment income (loss)	.03%J	.47%	.38%	.40%	(.26)%	(.42)%C
Supplemental Data
Net assets, end of period (000 omitted)	$844,622	$1,129,492	$1,092,145	$1,006,084	$1,307,833	$1,156,358
Portfolio turnover rateK	51%J	72%	66%	62%	45%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.44) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$35.05	$33.22	$27.10	$30.06
Income from Investment Operations
Net investment income (loss)B,C	.03	.21	.15	.16
Net realized and unrealized gain (loss)	(3.79)	4.74	7.90	(2.53)
Total from investment operations	(3.76)	4.95	8.05	(2.37)
Distributions from net investment income	(.19)	(.26)	(.02)	–
Distributions from net realized gain	(5.25)	(2.87)	(1.91)	(.59)
Total distributions	(5.44)	(3.12)D	(1.93)	(.59)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$25.85	$35.05	$33.22	$27.10
Total ReturnE,F	(12.51)%	14.49%	30.53%	(7.83)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.61%I	.61%	.62%	.63%I
Expenses net of fee waivers, if any	.61%I	.61%	.62%	.63%I
Expenses net of all reductions	.61%I	.61%	.62%	.62%I
Net investment income (loss)	.16%I	.60%	.51%	.73%I
Supplemental Data
Net assets, end of period (000 omitted)	$72,397	$89,641	$62,743	$30,116
Portfolio turnover rateJ	51%I	72%	66%	62%I

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Amazon.com, Inc.	22.4
Tesla, Inc.	10.1
The Home Depot, Inc.	5.2
Capri Holdings Ltd.	4.3
NIKE, Inc. Class B	4.3
Lowe's Companies, Inc.	4.1
Booking Holdings, Inc.	3.2
Burlington Stores, Inc.	2.4
PVH Corp.	2.3
Hilton Worldwide Holdings, Inc.	2.2
60.5

Top Industries (% of fund's net assets)

As of January 31, 2022
Internet & Direct Marketing Retail	24.1%
Specialty Retail	20.9%
Textiles, Apparel & Luxury Goods	17.8%
Hotels, Restaurants & Leisure	16.7%
Automobiles	10.6%
All Others*	9.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Consumer Discretionary Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	48,131	$2,020,058
Automobiles - 10.6%
Automobile Manufacturers - 10.6%
Ferrari NV	11,203	2,587,445
Rivian Automotive, Inc.	6,400	420,736
Tesla, Inc. (a)	64,300	60,231,096
		63,239,277
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	50,800	1,677,924
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	11,551	1,492,967
Food & Staples Retailing - 0.8%
Food Distributors - 0.8%
Performance Food Group Co. (a)	114,808	4,843,750
Hotels, Restaurants & Leisure - 16.7%
Casinos & Gaming - 3.1%
Caesars Entertainment, Inc. (a)	109,885	8,366,644
Churchill Downs, Inc.	35,209	7,404,453
Penn National Gaming, Inc. (a)	62,800	2,864,308
		18,635,405
Hotels, Resorts & Cruise Lines - 8.4%
Airbnb, Inc. Class A (a)	22,500	3,464,325
Booking Holdings, Inc. (a)	7,950	19,526,234
Hilton Worldwide Holdings, Inc. (a)	90,600	13,146,966
Lindblad Expeditions Holdings (a)	98,059	1,654,255
Marriott International, Inc. Class A (a)	77,870	12,546,414
		50,338,194
Leisure Facilities - 0.9%
Planet Fitness, Inc. (a)	33,843	2,999,844
Vail Resorts, Inc.	8,817	2,443,191
		5,443,035
Restaurants - 4.3%
ARAMARK Holdings Corp.	134,899	4,625,687
Brinker International, Inc. (a)	40,000	1,328,400
Chipotle Mexican Grill, Inc. (a)	3,628	5,389,684
Domino's Pizza, Inc.	7,100	3,228,015
McDonald's Corp.	15,308	3,971,661
Noodles & Co. (a)	188,513	1,585,394
Restaurant Brands International, Inc.	36,600	2,047,170
Ruth's Hospitality Group, Inc.	36,331	727,710
Starbucks Corp.	19,179	1,885,679
Wingstop, Inc.	3,600	551,700
		25,341,100

TOTAL HOTELS, RESTAURANTS & LEISURE		99,757,734

Household Durables - 2.1%
Home Furnishings - 0.4%
Tempur Sealy International, Inc.	63,000	2,508,030
Homebuilding - 1.7%
D.R. Horton, Inc.	53,019	4,730,355
Lennar Corp. Class A	54,007	5,190,613
		9,920,968

TOTAL HOUSEHOLD DURABLES		12,428,998

Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (a)	1,253	3,390,706
Internet & Direct Marketing Retail - 24.1%
Internet & Direct Marketing Retail - 24.1%
Amazon.com, Inc. (a)	44,750	133,868,280
eBay, Inc.	117,900	7,082,253
Farfetch Ltd. Class A (a)(b)	32,491	705,380
Global-e Online Ltd. (a)	41,600	1,485,536
Wayfair LLC Class A (a)	6,719	1,047,626
		144,189,075
Multiline Retail - 5.1%
Department Stores - 0.8%
Kohl's Corp.	38,600	2,304,806
Nordstrom, Inc. (a)	96,900	2,180,250
		4,485,056
General Merchandise Stores - 4.3%
B&M European Value Retail SA	101,076	774,002
Dollar General Corp.	41,058	8,559,772
Dollar Tree, Inc. (a)	51,016	6,694,320
Ollie's Bargain Outlet Holdings, Inc. (a)	63,643	3,051,045
Target Corp.	31,000	6,833,330
		25,912,469

TOTAL MULTILINE RETAIL		30,397,525

Road & Rail - 0.3%
Trucking - 0.3%
Lyft, Inc. (a)	51,752	1,993,487
Specialty Retail - 20.9%
Apparel Retail - 7.6%
American Eagle Outfitters, Inc. (b)	260,400	5,944,932
Aritzia, Inc. (a)	33,400	1,549,462
Burlington Stores, Inc. (a)	61,725	14,624,504
Ross Stores, Inc.	72,211	7,058,625
TJX Companies, Inc.	170,948	12,303,128
Torrid Holdings, Inc.	10,261	94,401
Victoria's Secret & Co. (a)	64,866	3,621,469
		45,196,521
Automotive Retail - 0.5%
Carvana Co. Class A (a)	18,315	2,968,129
Home Improvement Retail - 10.4%
Floor & Decor Holdings, Inc. Class A (a)	60,677	6,596,803
Lowe's Companies, Inc.	101,872	24,179,319
The Home Depot, Inc.	85,318	31,310,000
		62,086,122
Specialty Stores - 2.4%
Academy Sports & Outdoors, Inc. (a)	41,867	1,628,626
Bath & Body Works, Inc.	49,133	2,754,887
Dick's Sporting Goods, Inc.	24,800	2,861,920
Five Below, Inc. (a)	37,463	6,143,932
Sally Beauty Holdings, Inc. (a)	60,400	1,037,068
		14,426,433

TOTAL SPECIALTY RETAIL		124,677,205

Textiles, Apparel & Luxury Goods - 17.8%
Apparel, Accessories & Luxury Goods - 11.9%
adidas AG	9,984	2,739,783
Canada Goose Holdings, Inc. (a)	16,066	492,919
Capri Holdings Ltd. (a)(b)	429,179	25,780,783
Kontoor Brands, Inc.	54,545	2,688,523
Levi Strauss & Co. Class A	108,200	2,372,826
lululemon athletica, Inc. (a)	14,058	4,691,998
LVMH Moet Hennessy Louis Vuitton SE	4,115	3,379,968
PVH Corp.	141,916	13,483,439
Ralph Lauren Corp.	27,000	2,992,680
Tapestry, Inc.	322,152	12,225,668
		70,848,587
Footwear - 5.9%
Crocs, Inc. (a)	12,700	1,303,274
Deckers Outdoor Corp. (a)	24,427	7,822,258
NIKE, Inc. Class B	171,554	25,402,001
On Holding AG	3,600	94,932
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	19,500	819,000
		35,441,465

TOTAL TEXTILES, APPAREL & LUXURY GOODS		106,290,052

TOTAL COMMON STOCKS
(Cost $351,362,450)		596,398,758

Money Market Funds - 1.1%
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)
(Cost $6,314,900)	6,314,269	6,314,900
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $357,677,350)		602,713,658
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,224,984)
NET ASSETS - 100%		$597,488,674

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$--	$22,445,658	$22,445,658	$195	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	13,937,765	52,364,136	59,987,001	7,976	--	--	6,314,900	0.0%
Total	$13,937,765	$74,809,794	$82,432,659	$8,171	$--	$--	$6,314,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$596,398,758	$589,505,005	$6,893,753	$--
Money Market Funds	6,314,900	6,314,900	--	--
Total Investments in Securities:	$602,713,658	$595,819,905	$6,893,753	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,298,187) — See accompanying schedule: Unaffiliated issuers (cost $351,362,450)	$596,398,758
Fidelity Central Funds (cost $6,314,900)	6,314,900
Total Investment in Securities (cost $357,677,350)		$602,713,658
Receivable for investments sold		3,983,863
Receivable for fund shares sold		252,270
Dividends receivable		108,284
Distributions receivable from Fidelity Central Funds		939
Prepaid expenses		1,890
Other receivables		2,711
Total assets		607,063,615
Liabilities
Payable to custodian bank	$151,253
Payable for investments purchased	272,221
Payable for fund shares redeemed	651,622
Accrued management fee	281,412
Distribution and service plan fees payable	136,147
Notes payable to affiliates	1,625,000
Other affiliated payables	110,166
Other payables and accrued expenses	32,395
Collateral on securities loaned	6,314,725
Total liabilities		9,574,941
Net Assets		$597,488,674
Net Assets consist of:
Paid in capital		$339,260,569
Total accumulated earnings (loss)		258,228,105
Net Assets		$597,488,674
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($237,956,279 ÷ 5,833,204 shares)(a)		$40.79
Maximum offering price per share (100/94.25 of $40.79)		$43.28
Class M:
Net Asset Value and redemption price per share ($44,318,892 ÷ 1,180,800 shares)(a)		$37.53
Maximum offering price per share (100/96.50 of $37.53)		$38.89
Class C:
Net Asset Value and offering price per share ($75,183,964 ÷ 2,390,027 shares)(a)		$31.46
Class I:
Net Asset Value, offering price and redemption price per share ($187,664,737 ÷ 4,199,282 shares)		$44.69
Class Z:
Net Asset Value, offering price and redemption price per share ($52,364,802 ÷ 1,168,195 shares)		$44.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$2,063,915
Income from Fidelity Central Funds (including $7,976 from security lending)		8,171
Total income		2,072,086
Expenses
Management fee	$1,877,908
Transfer agent fees	560,664
Distribution and service plan fees	868,847
Accounting fees	127,067
Custodian fees and expenses	2,506
Independent trustees' fees and expenses	1,285
Registration fees	64,595
Audit	26,145
Legal	1,211
Interest	2,865
Miscellaneous	1,618
Total expenses before reductions	3,534,711
Expense reductions	(11,065)
Total expenses after reductions		3,523,646
Net investment income (loss)		(1,451,560)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,667,957
Foreign currency transactions	2,699
Total net realized gain (loss)		32,670,656
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(62,067,258)
Assets and liabilities in foreign currencies	(589)
Total change in net unrealized appreciation (depreciation)		(62,067,847)
Net gain (loss)		(29,397,191)
Net increase (decrease) in net assets resulting from operations		$(30,848,751)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,451,560)	$(2,823,328)
Net realized gain (loss)	32,670,656	37,045,808
Change in net unrealized appreciation (depreciation)	(62,067,847)	139,568,170
Net increase (decrease) in net assets resulting from operations	(30,848,751)	173,790,650
Distributions to shareholders	(44,840,542)	(7,826,027)
Share transactions - net increase (decrease)	(67,636,853)	132,554,621
Total increase (decrease) in net assets	(143,326,146)	298,519,244
Net Assets
Beginning of period	740,814,820	442,295,576
End of period	$597,488,674	$740,814,820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$45.74	$33.70	$29.83	$28.22	$22.92	$20.94
Income from Investment Operations
Net investment income (loss)A,B	(.10)	(.20)	(.04)	(.02)	(.02)	.06
Net realized and unrealized gain (loss)	(1.94)	12.82	4.73	1.90	5.32	2.01
Total from investment operations	(2.04)	12.62	4.69	1.88	5.30	2.07
Distributions from net investment income	–	–	–	–	–	(.09)
Distributions from net realized gain	(2.91)	(.58)	(.82)	(.27)	–	–
Total distributions	(2.91)	(.58)	(.82)	(.27)	–	(.09)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$40.79	$45.74	$33.70	$29.83	$28.22	$22.92
Total ReturnD,E,F	(4.87)%	37.68%	16.03%	6.81%	23.12%	9.93%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.01%I	1.03%	1.07%	1.08%	1.12%	1.10%
Expenses net of fee waivers, if any	1.01%I	1.03%	1.07%	1.08%	1.12%	1.10%
Expenses net of all reductions	1.01%I	1.03%	1.06%	1.07%	1.11%	1.10%
Net investment income (loss)	(.43)%I	(.48)%	(.14)%	(.09)%	(.08)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$237,956	$259,488	$159,603	$159,298	$146,605	$109,303
Portfolio turnover rateJ	35%I	35%	41%K	60%	60%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$42.23	$31.23	$27.78	$26.36	$21.47	$19.66
Income from Investment Operations
Net investment income (loss)A,B	(.15)	(.29)	(.11)	(.09)	(.08)	–C
Net realized and unrealized gain (loss)	(1.78)	11.87	4.38	1.78	4.97	1.89
Total from investment operations	(1.93)	11.58	4.27	1.69	4.89	1.89
Distributions from net investment income	–	–	–	–	–	(.08)
Distributions from net realized gain	(2.77)	(.58)	(.82)	(.27)	–	–
Total distributions	(2.77)	(.58)	(.82)	(.27)	–	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$37.53	$42.23	$31.23	$27.78	$26.36	$21.47
Total ReturnD,E,F	(4.99)%	37.32%	15.70%	6.56%	22.78%	9.62%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.27%I	1.30%	1.34%	1.34%	1.38%	1.39%
Expenses net of fee waivers, if any	1.27%I	1.30%	1.34%	1.34%	1.38%	1.39%
Expenses net of all reductions	1.27%I	1.29%	1.33%	1.34%	1.38%	1.39%
Net investment income (loss)	(.69)%I	(.75)%	(.41)%	(.35)%	(.35)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$44,319	$48,288	$33,896	$32,792	$34,622	$26,398
Portfolio turnover rateJ	35%I	35%	41%K	60%	60%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.82	$26.69	$23.97	$22.90	$18.74	$17.18
Income from Investment Operations
Net investment income (loss)A,B	(.21)	(.40)	(.21)	(.19)	(.17)	(.09)
Net realized and unrealized gain (loss)	(1.48)	10.11	3.75	1.53	4.33	1.65
Total from investment operations	(1.69)	9.71	3.54	1.34	4.16	1.56
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.67)	(.58)	(.82)	(.27)	–	–
Total distributions	(2.67)	(.58)	(.82)	(.27)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$31.46	$35.82	$26.69	$23.97	$22.90	$18.74
Total ReturnD,E,F	(5.20)%	36.66%	15.14%	6.02%	22.20%	9.08%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.77%I	1.79%	1.82%	1.83%	1.87%	1.85%
Expenses net of fee waivers, if any	1.76%I	1.79%	1.82%	1.83%	1.87%	1.85%
Expenses net of all reductions	1.76%I	1.79%	1.82%	1.82%	1.86%	1.85%
Net investment income (loss)	(1.19)%I	(1.24)%	(.90)%	(.83)%	(.83)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$75,184	$85,549	$65,223	$70,890	$71,116	$59,958
Portfolio turnover rateJ	35%I	35%	41%K	60%	60%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$49.91	$36.63	$32.27	$30.42	$24.64	$22.48
Income from Investment Operations
Net investment income (loss)A,B	(.04)	(.10)	.04	.06	.06	.12
Net realized and unrealized gain (loss)	(2.13)	13.96	5.14	2.06	5.72	2.18
Total from investment operations	(2.17)	13.86	5.18	2.12	5.78	2.30
Distributions from net investment income	–	–	–	–	–	(.14)
Distributions from net realized gain	(3.05)	(.58)	(.82)	(.27)	–	–
Total distributions	(3.05)	(.58)	(.82)	(.27)	–	(.14)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$44.69	$49.91	$36.63	$32.27	$30.42	$24.64
Total ReturnD,E	(4.74)%	38.05%	16.34%	7.10%	23.46%	10.27%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%H	.77%	.79%	.80%	.84%	.83%
Expenses net of fee waivers, if any	.75%H	.76%	.79%	.80%	.83%	.83%
Expenses net of all reductions	.75%H	.76%	.79%	.80%	.83%	.83%
Net investment income (loss)	(.17)%H	(.22)%	.13%	.19%	.20%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$187,665	$259,846	$134,907	$159,613	$152,711	$82,195
Portfolio turnover rateI	35%H	35%	41%J	60%	60%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$50.10	$36.72	$32.31	$31.56
Income from Investment Operations
Net investment income (loss)B,C	(.01)	(.04)	.09	.10
Net realized and unrealized gain (loss)	(2.13)	14.00	5.14	.92
Total from investment operations	(2.14)	13.96	5.23	1.02
Distributions from net investment income	–	–	–	–
Distributions from net realized gain	(3.13)	(.58)	(.82)	(.27)
Total distributions	(3.13)	(.58)	(.82)	(.27)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$44.83	$50.10	$36.72	$32.31
Total ReturnD,E	(4.66)%	38.23%	16.48%	3.36%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.63%H	.64%	.66%	.67%H
Expenses net of fee waivers, if any	.62%H	.64%	.66%	.66%H
Expenses net of all reductions	.62%H	.64%	.66%	.66%H
Net investment income (loss)	(.05)%H	(.09)%	.26%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$52,365	$87,644	$48,668	$6,786
Portfolio turnover rateI	35%H	35%	41%J	60%H

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Exxon Mobil Corp.	21.9
Chevron Corp.	8.1
ConocoPhillips Co.	5.7
Pioneer Natural Resources Co.	4.6
Canadian Natural Resources Ltd.	4.5
Devon Energy Corp.	4.2
Hess Corp.	4.1
Cheniere Energy, Inc.	4.0
Cenovus Energy, Inc. (Canada)	3.1
Valero Energy Corp.	2.9
63.1

Top Industries (% of fund's net assets)

As of January 31, 2022
Oil, Gas & Consumable Fuels	91.8%
Energy Equipment & Services	6.1%
Independent Power and Renewable Electricity Producers	1.0%
All Others*	1.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Energy Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Energy Equipment & Services - 6.1%
Oil & Gas Drilling - 0.3%
Nabors Industries Ltd. (a)	9,012	$932,832
Nabors Industries Ltd. warrants 6/11/26 (a)	6,604	57,884
Odfjell Drilling Ltd. (a)	722,656	1,702,441
Shelf Drilling Ltd. (a)(b)	609,128	503,981
		3,197,138
Oil & Gas Equipment & Services - 5.8%
Baker Hughes Co. Class A	565,500	15,517,320
Cactus, Inc.	31,900	1,545,874
Championx Corp. (a)	56,900	1,274,560
Nextier Oilfield Solutions, Inc. (a)	923,900	5,561,878
Oceaneering International, Inc. (a)	234,500	3,055,535
ProPetro Holding Corp. (a)	431,200	4,531,912
Schlumberger Ltd.	286,018	11,174,723
Technip Energies NV (a)	207,620	3,176,898
TechnipFMC PLC (a)	1,208,000	7,839,920
		53,678,620

TOTAL ENERGY EQUIPMENT & SERVICES		56,875,758

Independent Power and Renewable Electricity Producers - 1.0%
Independent Power Producers & Energy Traders - 1.0%
The AES Corp.	38,400	851,712
Vistra Corp.	393,200	8,575,692
		9,427,404
Oil, Gas & Consumable Fuels - 91.8%
Coal & Consumable Fuels - 0.2%
Enviva, Inc.	26,600	1,861,468
Integrated Oil & Gas - 38.0%
Cenovus Energy, Inc. (Canada)	1,963,900	28,566,661
Chevron Corp.	578,270	75,944,199
Exxon Mobil Corp.	2,694,761	204,694,045
Imperial Oil Ltd.	248,900	10,183,919
Occidental Petroleum Corp.	633,500	23,863,945
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	681,301
Suncor Energy, Inc.	380,300	10,866,142
		354,800,212
Oil & Gas Exploration & Production - 38.6%
Antero Resources Corp. (a)	576,700	11,262,951
APA Corp.	503,700	16,727,877
Callon Petroleum Co. (a)(c)	57,540	2,844,778
Canadian Natural Resources Ltd.	821,400	41,782,421
Chesapeake Energy Corp.	58,800	4,008,396
Civitas Resources, Inc. (c)	100,244	5,463,298
ConocoPhillips Co.	597,250	52,928,295
Coterra Energy, Inc.	688,521	15,078,610
Devon Energy Corp.	770,400	38,959,128
Diamondback Energy, Inc.	84,300	10,635,288
EOG Resources, Inc.	220,786	24,613,223
Hess Corp.	414,300	38,235,747
Magnolia Oil & Gas Corp. Class A	265,900	5,751,417
National Energy Services Reunited Corp. (a)	534,000	5,302,620
Northern Oil & Gas, Inc.	61,030	1,435,426
Ovintiv, Inc.	233,500	9,059,800
PDC Energy, Inc.	446,588	26,469,271
Pioneer Natural Resources Co.	196,625	43,039,246
Range Resources Corp. (a)	138,800	2,671,900
SM Energy Co.	84,000	2,756,040
Viper Energy Partners LP	59,400	1,606,176
		360,631,908
Oil & Gas Refining & Marketing - 7.5%
Marathon Petroleum Corp.	349,378	25,067,872
Phillips 66 Co.	214,318	18,172,023
Renewable Energy Group, Inc. (a)	11,700	471,042
Valero Energy Corp.	320,900	26,625,073
		70,336,010
Oil & Gas Storage & Transport - 7.5%
Cheniere Energy, Inc.	332,500	37,206,750
Energy Transfer LP	2,072,000	19,829,040
Golar LNG Ltd. (a)	181,300	2,601,655
Targa Resources Corp.	166,400	9,830,912
		69,468,357

TOTAL OIL, GAS & CONSUMABLE FUELS		857,097,955

TOTAL COMMON STOCKS
(Cost $650,579,028)		923,401,117

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.08% (d)	14,970,036	14,973,030
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	3,103,039	3,103,349
TOTAL MONEY MARKET FUNDS
(Cost $18,076,379)		18,076,379
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $668,655,407)		941,477,496
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,899,796)
NET ASSETS - 100%		$933,577,700

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $503,981 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$576,142	$159,248,070	$144,851,182	$1,393	$--	$--	$14,973,030	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,345,124	62,941,528	61,183,303	9,726	--	--	3,103,349	0.0%
Total	$1,921,266	$222,189,598	$206,034,485	$11,119	$--	$--	$18,076,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$923,401,117	$918,017,797	$5,383,320	$--
Money Market Funds	18,076,379	18,076,379	--	--
Total Investments in Securities:	$941,477,496	$936,094,176	$5,383,320	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
Canada	9.9%
Curacao	1.2%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,004,508) — See accompanying schedule: Unaffiliated issuers (cost $650,579,028)	$923,401,117
Fidelity Central Funds (cost $18,076,379)	18,076,379
Total Investment in Securities (cost $668,655,407)		$941,477,496
Receivable for investments sold		10,031
Receivable for fund shares sold		7,132,187
Dividends receivable		138,544
Distributions receivable from Fidelity Central Funds		1,242
Prepaid expenses		3,698
Other receivables		153,429
Total assets		948,916,627
Liabilities
Payable for investments purchased	$9,203,223
Payable for fund shares redeemed	2,273,729
Accrued management fee	359,699
Distribution and service plan fees payable	139,126
Other affiliated payables	122,465
Other payables and accrued expenses	137,660
Collateral on securities loaned	3,103,025
Total liabilities		15,338,927
Net Assets		$933,577,700
Net Assets consist of:
Paid in capital		$980,836,966
Total accumulated earnings (loss)		(47,259,266)
Net Assets		$933,577,700
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($247,783,486 ÷ 7,710,755 shares)(a)		$32.13
Maximum offering price per share (100/94.25 of $32.13)		$34.09
Class M:
Net Asset Value and redemption price per share ($89,376,768 ÷ 2,706,565 shares)(a)		$33.02
Maximum offering price per share (100/96.50 of $33.02)		$34.22
Class C:
Net Asset Value and offering price per share ($72,668,181 ÷ 2,465,620 shares)(a)		$29.47
Class I:
Net Asset Value, offering price and redemption price per share ($317,382,510 ÷ 9,337,851 shares)		$33.99
Class Z:
Net Asset Value, offering price and redemption price per share ($206,366,755 ÷ 6,086,563 shares)		$33.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$11,155,641
Income from Fidelity Central Funds (including $9,726 from security lending)		11,119
Total income		11,166,760
Expenses
Management fee	$1,727,783
Transfer agent fees	567,609
Distribution and service plan fees	728,566
Accounting fees	119,193
Custodian fees and expenses	6,252
Independent trustees' fees and expenses	1,068
Registration fees	75,638
Audit	34,122
Legal	1,783
Miscellaneous	1,689
Total expenses before reductions	3,263,703
Expense reductions	(9,636)
Total expenses after reductions		3,254,067
Net investment income (loss)		7,912,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,096,643
Foreign currency transactions	(12,264)
Total net realized gain (loss)		20,084,379
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	195,112,672
Assets and liabilities in foreign currencies	(1,841)
Total change in net unrealized appreciation (depreciation)		195,110,831
Net gain (loss)		215,195,210
Net increase (decrease) in net assets resulting from operations		$223,107,903

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,912,693	$15,413,377
Net realized gain (loss)	20,084,379	(53,594,387)
Change in net unrealized appreciation (depreciation)	195,110,831	210,754,325
Net increase (decrease) in net assets resulting from operations	223,107,903	172,573,315
Distributions to shareholders	(14,774,381)	(13,506,451)
Share transactions - net increase (decrease)	172,285,001	(4,727,059)
Total increase (decrease) in net assets	380,618,523	154,339,805
Net Assets
Beginning of period	552,959,177	398,619,372
End of period	$933,577,700	$552,959,177

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.59	$16.59	$27.88	$37.52	$30.70	$31.12
Income from Investment Operations
Net investment income (loss)A,B	.31	.65C	.57	.35	.12	.38D
Net realized and unrealized gain (loss)	8.81	6.94	(11.42)	(9.76)	7.18	(.72)
Total from investment operations	9.12	7.59	(10.85)	(9.41)	7.30	(.34)
Distributions from net investment income	(.58)	(.59)	(.44)	(.18)E	(.48)	–
Distributions from net realized gain	–	–	–	(.05)E	–F	(.08)
Total distributions	(.58)	(.59)	(.44)	(.23)	(.48)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$32.13	$23.59	$16.59	$27.88	$37.52	$30.70
Total ReturnG,H,I	39.23%	46.78%	(39.54)%	(25.07)%	24.07%	(1.14)%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.07%L	1.11%	1.14%	1.10%	1.11%	1.09%
Expenses net of fee waivers, if any	1.07%L	1.11%	1.14%	1.10%	1.11%	1.09%
Expenses net of all reductions	1.07%L	1.11%	1.12%	1.09%	1.10%	1.08%
Net investment income (loss)	2.32%L	3.15%C	2.62%	1.14%	.36%	1.15%D
Supplemental Data
Net assets, end of period (000 omitted)	$247,783	$175,221	$114,321	$190,992	$278,555	$277,378
Portfolio turnover rateM	49%L	45%	84%N	47%	56%	90%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.60%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.20	$17.00	$28.53	$38.36	$31.37	$31.82
Income from Investment Operations
Net investment income (loss)A,B	.29	.60C	.53	.27	.03	.30D
Net realized and unrealized gain (loss)	9.04	7.13	(11.71)	(9.97)	7.35	(.75)
Total from investment operations	9.33	7.73	(11.18)	(9.70)	7.38	(.45)
Distributions from net investment income	(.51)	(.53)	(.35)	(.08)E	(.39)	–
Distributions from net realized gain	–	–	–	(.05)E	–F	–
Total distributions	(.51)	(.53)	(.35)	(.13)	(.39)	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$33.02	$24.20	$17.00	$28.53	$38.36	$31.37
Total ReturnG,H,I	39.04%	46.37%	(39.66)%	(25.28)%	23.75%	(1.41)%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.34%L	1.38%	1.40%	1.37%	1.38%	1.36%
Expenses net of fee waivers, if any	1.34%L	1.38%	1.40%	1.36%	1.38%	1.36%
Expenses net of all reductions	1.34%L	1.38%	1.38%	1.36%	1.37%	1.35%
Net investment income (loss)	2.05%L	2.88%C	2.36%	.88%	.09%	.88%D
Supplemental Data
Net assets, end of period (000 omitted)	$89,377	$62,519	$43,768	$87,147	$136,828	$125,951
Portfolio turnover rateM	49%L	45%	84%N	47%	56%	90%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.34%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16) %.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.60	$15.23	$25.58	$34.39	$28.16	$28.69
Income from Investment Operations
Net investment income (loss)A,B	.20	.45C	.39	.12	(.11)	.13D
Net realized and unrealized gain (loss)	8.08	6.38	(10.52)	(8.93)	6.59	(.66)
Total from investment operations	8.28	6.83	(10.13)	(8.81)	6.48	(.53)
Distributions from net investment income	(.41)	(.46)	(.22)	–	(.24)	–
Distributions from net realized gain	–	–	–	–	–E	–
Total distributions	(.41)	(.46)	(.22)	–	(.25)F	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$29.47	$21.60	$15.23	$25.58	$34.39	$28.16
Total ReturnG,H,I	38.74%	45.68%	(39.95)%	(25.62)%	23.16%	(1.85)%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.80%L	1.84%	1.86%	1.82%	1.84%	1.82%
Expenses net of fee waivers, if any	1.80%L	1.84%	1.86%	1.82%	1.83%	1.81%
Expenses net of all reductions	1.80%L	1.84%	1.84%	1.81%	1.83%	1.80%
Net investment income (loss)	1.59%L	2.42%C	1.90%	.42%	(.37)%	.42%D
Supplemental Data
Net assets, end of period (000 omitted)	$72,668	$56,068	$45,212	$90,437	$179,521	$212,105
Portfolio turnover rateM	49%L	45%	84%N	47%	56%	90%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.88%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62) %.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.95	$17.51	$29.39	$39.57	$32.36	$32.78
Income from Investment Operations
Net investment income (loss)A,B	.38	.74C	.67	.47	.23	.50D
Net realized and unrealized gain (loss)	9.32	7.35	(12.02)	(10.31)	7.57	(.75)
Total from investment operations	9.70	8.09	(11.35)	(9.84)	7.80	(.25)
Distributions from net investment income	(.66)	(.65)	(.53)	(.30)E	(.58)	(.08)
Distributions from net realized gain	–	–	–	(.05)E	–F	(.09)
Total distributions	(.66)	(.65)	(.53)	(.34)G	(.59)G	(.17)
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$33.99	$24.95	$17.51	$29.39	$39.57	$32.36
Total ReturnH,I	39.46%	47.26%	(39.33)%	(24.85)%	24.43%	(.86)%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	.77%L	.79%	.82%	.80%	.83%	.81%
Expenses net of fee waivers, if any	.76%L	.79%	.82%	.80%	.83%	.81%
Expenses net of all reductions	.76%L	.79%	.80%	.79%	.82%	.80%
Net investment income (loss)	2.63%L	3.47%C	2.95%	1.44%	.64%	1.43%D
Supplemental Data
Net assets, end of period (000 omitted)	$317,383	$177,248	$154,575	$224,599	$373,714	$277,385
Portfolio turnover rateM	49%L	45%	84%N	47%	56%	90%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.93%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .39%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$24.91	$17.48	$29.35	$39.35
Income from Investment Operations
Net investment income (loss)B,C	.40	.80D	.69	.45
Net realized and unrealized gain (loss)	9.30	7.30	(11.97)	(10.03)
Total from investment operations	9.70	8.10	(11.28)	(9.58)
Distributions from net investment income	(.70)	(.67)	(.59)	(.37)E
Distributions from net realized gain	–	–	–	(.05)E
Total distributions	(.70)	(.67)	(.59)	(.42)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$33.91	$24.91	$17.48	$29.35
Total ReturnF,G	39.57%	47.47%	(39.22)%	(24.34)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.64%J	.65%	.66%	.65%J
Expenses net of fee waivers, if any	.64%J	.64%	.66%	.64%J
Expenses net of all reductions	.64%J	.64%	.64%	.64%J
Net investment income (loss)	2.76%J	3.62%D	3.10%	1.82%J
Supplemental Data
Net assets, end of period (000 omitted)	$206,367	$81,903	$40,742	$9,255
Portfolio turnover rateK	49%J	45%	84%L	47%J

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.07%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Wells Fargo & Co.	5.5
Bank of America Corp.	4.3
Morgan Stanley	4.2
Citigroup, Inc.	4.1
American Express Co.	3.9
The Travelers Companies, Inc.	3.6
State Street Corp.	3.4
M&T Bank Corp.	3.3
Capital One Financial Corp.	3.2
U.S. Bancorp	2.5
38.0

Top Industries (% of fund's net assets)

As of January 31, 2022
Banks	35.9%
Insurance	21.6%
Capital Markets	20.1%
Consumer Finance	7.9%
Thrifts & Mortgage Finance	4.8%
All Others*	9.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Financial Services Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Banks - 35.9%
Diversified Banks - 16.5%
Bank of America Corp.	562,556	$25,956,334
Citigroup, Inc.	373,505	24,322,646
Piraeus Financial Holdings SA (a)	315,000	530,069
U.S. Bancorp	261,300	15,205,047
Wells Fargo & Co.	605,128	32,555,885
		98,569,981
Regional Banks - 19.4%
Ameris Bancorp	49,400	2,435,914
Associated Banc-Corp.	188,600	4,507,540
Bank OZK	111,700	5,233,145
BOK Financial Corp.	35,116	3,601,146
Cadence Bank	144,124	4,492,345
East West Bancorp, Inc.	72,900	6,294,186
First Horizon National Corp.	330,079	5,647,652
First Interstate Bancsystem, Inc.	78,400	2,881,200
Great Western Bancorp, Inc.	53,000	1,636,640
Heartland Financial U.S.A., Inc.	59,100	3,074,973
Huntington Bancshares, Inc.	762,320	11,480,539
M&T Bank Corp.	116,100	19,665,018
PacWest Bancorp	91,200	4,234,416
Peoples United Financial, Inc.	134,200	2,600,796
Popular, Inc.	65,500	5,840,635
Signature Bank	24,600	7,493,898
Truist Financial Corp.	231,200	14,523,984
WesBanco, Inc.	82,300	2,920,827
Wintrust Financial Corp.	68,100	6,678,567
		115,243,421

TOTAL BANKS		213,813,402

Capital Markets - 20.1%
Asset Management & Custody Banks - 10.6%
Affiliated Managers Group, Inc.	22,000	3,216,620
AllianceBernstein Holding LP	47,205	2,216,275
Bank of New York Mellon Corp.	254,900	15,105,374
Brookfield Asset Management, Inc. Class A	137,200	7,559,720
Carlyle Group LP	115,600	5,901,380
Northern Trust Corp.	35,700	4,164,048
Patria Investments Ltd. (b)	281,300	4,782,100
State Street Corp.	211,200	19,958,400
		62,903,917
Financial Exchanges & Data - 1.5%
Bolsa Mexicana de Valores S.A.B. de CV	1,491,100	2,542,995
Cboe Global Markets, Inc.	51,873	6,148,507
		8,691,502
Investment Banking & Brokerage - 8.0%
Lazard Ltd. Class A	181,000	7,898,840
Morgan Stanley	246,000	25,224,840
Raymond James Financial, Inc.	111,250	11,778,038
Virtu Financial, Inc. Class A	98,600	3,049,698
		47,951,416

TOTAL CAPITAL MARKETS		119,546,835

Consumer Finance - 7.9%
Consumer Finance - 7.9%
American Express Co.	129,200	23,232,744
Capital One Financial Corp.	131,138	19,241,879
OneMain Holdings, Inc.	91,400	4,721,724
		47,196,347
Diversified Financial Services - 2.3%
Multi-Sector Holdings - 1.0%
Cannae Holdings, Inc. (a)	196,240	5,861,689
Other Diversified Financial Services - 1.3%
Apollo Global Management, Inc.	106,900	7,483,000
Phoenix Vega Mezz PLC (a)	192,600	14,770
		7,497,770

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,359,459

Insurance - 21.6%
Insurance Brokers - 3.6%
Arthur J. Gallagher & Co.	87,500	13,819,750
Willis Towers Watson PLC	31,800	7,439,928
		21,259,678
Life & Health Insurance - 2.8%
Globe Life, Inc.	102,700	10,506,210
Primerica, Inc.	39,000	6,019,260
		16,525,470
Multi-Line Insurance - 4.1%
American International Group, Inc.	166,900	9,638,475
Assurant, Inc.	51,700	7,884,767
Hartford Financial Services Group, Inc.	98,500	7,079,195
		24,602,437
Property & Casualty Insurance - 9.5%
American Financial Group, Inc.	39,500	5,146,060
Chubb Ltd.	66,600	13,138,848
Fidelity National Financial, Inc.	160,900	8,101,315
Hiscox Ltd.	348,000	4,574,243
Old Republic International Corp.	172,300	4,416,049
The Travelers Companies, Inc.	128,500	21,354,130
		56,730,645
Reinsurance - 1.6%
Reinsurance Group of America, Inc.	80,300	9,220,849

TOTAL INSURANCE		128,339,079

IT Services - 3.6%
Data Processing & Outsourced Services - 3.6%
Computer Services, Inc.	22,391	1,253,896
Global Payments, Inc.	66,800	10,011,984
MasterCard, Inc. Class A	25,700	9,929,966
		21,195,846
Professional Services - 1.7%
Research & Consulting Services - 1.7%
Dun & Bradstreet Holdings, Inc. (a)	285,100	5,719,106
Equifax, Inc.	18,400	4,411,584
		10,130,690
Software - 1.0%
Application Software - 1.0%
Black Knight, Inc. (a)	83,300	6,214,180
Thrifts & Mortgage Finance - 4.8%
Thrifts & Mortgage Finance - 4.8%
Essent Group Ltd.	180,200	8,224,328
MGIC Investment Corp.	532,500	8,083,350
NMI Holdings, Inc. (a)	457,910	11,328,693
Radian Group, Inc.	35,200	788,128
		28,424,499
TOTAL COMMON STOCKS
(Cost $444,667,165)		588,220,337

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.08% (c)	7,009,095	7,010,497
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	762,049	762,125
TOTAL MONEY MARKET FUNDS
(Cost $7,772,622)		7,772,622
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $452,439,787)		595,992,959
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(917,732)
NET ASSETS - 100%		$595,075,227

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$2,916,314	$87,425,755	$83,331,572	$1,555	$--	$--	$7,010,497	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	11,250	20,297,272	19,546,397	612	--	--	762,125	0.0%
Total	$2,927,564	$107,723,027	$102,877,969	$2167	$--	$--	$7,772,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$588,220,337	$583,101,255	$5,119,082	$--
Money Market Funds	7,772,622	7,772,622	--	--
Total Investments in Securities:	$595,992,959	$590,873,877	$5,119,082	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $773,500) — See accompanying schedule: Unaffiliated issuers (cost $444,667,165)	$588,220,337
Fidelity Central Funds (cost $7,772,622)	7,772,622
Total Investment in Securities (cost $452,439,787)		$595,992,959
Receivable for fund shares sold		2,810,077
Dividends receivable		366,978
Distributions receivable from Fidelity Central Funds		607
Prepaid expenses		2,412
Total assets		599,173,033
Liabilities
Payable for investments purchased	$2,333,070
Payable for fund shares redeemed	501,357
Accrued management fee	250,091
Distribution and service plan fees payable	131,039
Other affiliated payables	88,626
Other payables and accrued expenses	31,498
Collateral on securities loaned	762,125
Total liabilities		4,097,806
Net Assets		$595,075,227
Net Assets consist of:
Paid in capital		$446,578,939
Total accumulated earnings (loss)		148,496,288
Net Assets		$595,075,227
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($217,804,277 ÷ 7,295,419 shares)(a)		$29.85
Maximum offering price per share (100/94.25 of $29.85)		$31.67
Class M:
Net Asset Value and redemption price per share ($76,328,700 ÷ 2,586,655 shares)(a)		$29.51
Maximum offering price per share (100/96.50 of $29.51)		$30.58
Class C:
Net Asset Value and offering price per share ($67,030,890 ÷ 2,407,987 shares)(a)		$27.84
Class I:
Net Asset Value, offering price and redemption price per share ($160,512,886 ÷ 5,207,576 shares)		$30.82
Class Z:
Net Asset Value, offering price and redemption price per share ($73,398,474 ÷ 2,386,627 shares)		$30.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$6,504,969
Income from Fidelity Central Funds (including $612 from security lending)		2,167
Total income		6,507,136
Expenses
Management fee	$1,366,173
Transfer agent fees	414,994
Distribution and service plan fees	733,442
Accounting fees	99,923
Custodian fees and expenses	9,852
Independent trustees' fees and expenses	874
Registration fees	65,468
Audit	26,227
Legal	1,211
Interest	168
Miscellaneous	1,319
Total expenses before reductions	2,719,651
Expense reductions	(7,675)
Total expenses after reductions		2,711,976
Net investment income (loss)		3,795,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,813,864
Foreign currency transactions	(64)
Total net realized gain (loss)		16,813,800
Change in net unrealized appreciation (depreciation) on investment securities		22,251,794
Net gain (loss)		39,065,594
Net increase (decrease) in net assets resulting from operations		$42,860,754

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,795,160	$6,261,269
Net realized gain (loss)	16,813,800	6,257,144
Change in net unrealized appreciation (depreciation)	22,251,794	138,800,055
Net increase (decrease) in net assets resulting from operations	42,860,754	151,318,468
Distributions to shareholders	(21,010,549)	(7,232,777)
Share transactions - net increase (decrease)	105,972,207	25,541,998
Total increase (decrease) in net assets	127,822,412	169,627,689
Net Assets
Beginning of period	467,252,815	297,625,126
End of period	$595,075,227	$467,252,815

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.41	$18.00	$21.47	$21.84	$19.55	$15.43
Income from Investment Operations
Net investment income (loss)A,B	.22	.42	.40	.27	.12	.08
Net realized and unrealized gain (loss)	2.44	10.55	(3.59)	.07	2.25	4.08
Total from investment operations	2.66	10.97	(3.19)	.34	2.37	4.16
Distributions from net investment income	(.43)	(.45)	(.28)	(.18)	(.07)	(.04)
Distributions from net realized gain	(.80)	(.11)	–	(.53)	(.01)	–
Total distributions	(1.22)C	(.56)	(.28)	(.71)	(.08)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$29.85	$28.41	$18.00	$21.47	$21.84	$19.55
Total ReturnE,F,G	9.60%	61.84%	(15.15)%	2.05%	12.13%	26.97%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.04%J	1.07%	1.09%	1.08%	1.10%	1.12%
Expenses net of fee waivers, if any	1.03%J	1.07%	1.09%	1.07%	1.10%	1.12%
Expenses net of all reductions	1.03%J	1.06%	1.08%	1.07%	1.09%	1.12%
Net investment income (loss)	1.47%J	1.76%	1.97%	1.31%	.55%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$217,804	$181,251	$104,761	$145,799	$174,786	$144,144
Portfolio turnover rateK	36%J	51%	88%L	51%	46%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.08	$17.79	$21.23	$21.60	$19.34	$15.29
Income from Investment Operations
Net investment income (loss)A,B	.18	.36	.34	.21	.06	.04
Net realized and unrealized gain (loss)	2.41	10.44	(3.55)	.07	2.23	4.03
Total from investment operations	2.59	10.80	(3.21)	.28	2.29	4.07
Distributions from net investment income	(.37)	(.39)	(.23)	(.13)	(.02)	(.02)
Distributions from net realized gain	(.80)	(.11)	–	(.53)	(.01)	–
Total distributions	(1.16)C	(.51)C	(.23)	(.65)C	(.03)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$29.51	$28.08	$17.79	$21.23	$21.60	$19.34
Total ReturnE,F,G	9.46%	61.48%	(15.38)%	1.77%	11.84%	26.63%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.28%J	1.32%	1.35%	1.34%	1.37%	1.40%
Expenses net of fee waivers, if any	1.28%J	1.32%	1.35%	1.34%	1.37%	1.40%
Expenses net of all reductions	1.28%J	1.31%	1.34%	1.33%	1.36%	1.40%
Net investment income (loss)	1.22%J	1.51%	1.72%	1.04%	.28%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$76,329	$60,508	$34,828	$48,210	$53,178	$45,920
Portfolio turnover rateK	36%J	51%	88%L	51%	46%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.48	$16.80	$20.04	$20.41	$18.34	$14.55
Income from Investment Operations
Net investment income (loss)A,B	.10	.22	.23	.11	(.04)	(.05)
Net realized and unrealized gain (loss)	2.28	9.85	(3.37)	.07	2.11	3.84
Total from investment operations	2.38	10.07	(3.14)	.18	2.07	3.79
Distributions from net investment income	(.23)	(.28)	(.10)	(.03)	–	–C
Distributions from net realized gain	(.80)	(.11)	–	(.53)	–	–
Total distributions	(1.02)D	(.39)	(.10)	(.55)D	–	–C
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$27.84	$26.48	$16.80	$20.04	$20.41	$18.34
Total ReturnE,F,G	9.21%	60.62%	(15.79)%	1.29%	11.29%	26.06%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.79%J	1.83%	1.84%	1.83%	1.86%	1.87%
Expenses net of fee waivers, if any	1.79%J	1.82%	1.84%	1.82%	1.85%	1.87%
Expenses net of all reductions	1.79%J	1.82%	1.83%	1.82%	1.85%	1.87%
Net investment income (loss)	.71%J	1.00%	1.22%	.56%	(.20)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$67,031	$57,856	$41,947	$71,609	$120,947	$92,593
Portfolio turnover rateK	36%J	51%	88%L	51%	46%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.32	$18.55	$22.11	$22.47	$20.11	$15.84
Income from Investment Operations
Net investment income (loss)A,B	.27	.52	.47	.33	.18	.14
Net realized and unrealized gain (loss)	2.52	10.86	(3.69)	.08	2.32	4.19
Total from investment operations	2.79	11.38	(3.22)	.41	2.50	4.33
Distributions from net investment income	(.50)	(.50)	(.34)	(.25)	(.13)	(.06)
Distributions from net realized gain	(.80)	(.11)	–	(.53)	(.01)	–
Total distributions	(1.29)C	(.61)	(.34)	(.77)C	(.14)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$30.82	$29.32	$18.55	$22.11	$22.47	$20.11
Total ReturnE,F	9.76%	62.31%	(14.91)%	2.36%	12.43%	27.36%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.76%I	.79%	.80%	.80%	.83%	.84%
Expenses net of fee waivers, if any	.75%I	.79%	.80%	.79%	.83%	.84%
Expenses net of all reductions	.75%I	.78%	.78%	.79%	.82%	.83%
Net investment income (loss)	1.74%I	2.04%	2.27%	1.59%	.83%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$160,513	$118,424	$85,299	$107,059	$162,724	$96,789
Portfolio turnover rateJ	36%I	51%	88%K	51%	46%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$29.28	$18.53	$22.09	$21.99
Income from Investment Operations
Net investment income (loss)B,C	.29	.54	.49	.25
Net realized and unrealized gain (loss)	2.50	10.86	(3.67)	.66
Total from investment operations	2.79	11.40	(3.18)	.91
Distributions from net investment income	(.53)	(.54)	(.38)	(.29)
Distributions from net realized gain	(.80)	(.11)	–	(.53)
Total distributions	(1.32)D	(.65)	(.38)	(.81)D
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$30.75	$29.28	$18.53	$22.09
Total ReturnE,F	9.79%	62.53%	(14.79)%	4.72%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%I	.66%	.67%	.66%I
Expenses net of fee waivers, if any	.64%I	.66%	.67%	.65%I
Expenses net of all reductions	.64%I	.65%	.65%	.65%I
Net investment income (loss)	1.86%I	2.17%	2.40%	1.44%I
Supplemental Data
Net assets, end of period (000 omitted)	$73,398	$49,214	$30,790	$7,041
Portfolio turnover rateJ	36%I	51%	88%K	51%I

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
UnitedHealth Group, Inc.	11.2
Danaher Corp.	5.9
Boston Scientific Corp.	5.8
Humana, Inc.	5.1
Eli Lilly & Co.	5.0
Thermo Fisher Scientific, Inc.	3.9
Cigna Corp.	3.8
Centene Corp.	3.2
Penumbra, Inc.	2.9
Insulet Corp.	2.7
49.5

Top Industries (% of fund's net assets)

As of January 31, 2022
Health Care Providers & Services	28.3%
Biotechnology	20.5%
Life Sciences Tools & Services	17.6%
Health Care Equipment & Supplies	16.6%
Pharmaceuticals	12.4%
All Others*	4.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Health Care Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Biotechnology - 20.0%
Biotechnology - 20.0%
ADC Therapeutics SA (a)	586,497	$9,319,437
Agios Pharmaceuticals, Inc. (a)(b)	500,000	15,445,000
Alnylam Pharmaceuticals, Inc. (a)	740,000	101,824,000
Ambrx Biopharma, Inc. ADR	230,000	1,113,200
Arcutis Biotherapeutics, Inc. (a)	382,100	5,773,531
Argenx SE ADR (a)	490,000	131,937,400
Ascendis Pharma A/S sponsored ADR (a)	565,607	68,800,435
Atara Biotherapeutics, Inc. (a)	1,180,000	18,124,800
Avid Bioservices, Inc. (a)	900,000	16,983,000
Beam Therapeutics, Inc. (a)(b)	210,000	14,534,100
BeiGene Ltd. ADR (a)	80,000	19,406,400
BioAtla, Inc. (a)	280,000	2,676,800
BioNTech SE ADR (a)	70,000	12,045,600
Celldex Therapeutics, Inc. (a)	434,141	13,462,712
Century Therapeutics, Inc. (b)	600,000	7,818,000
Cerevel Therapeutics Holdings (a)	850,000	22,134,000
Cytokinetics, Inc. (a)	1,000,000	33,190,000
Denali Therapeutics, Inc. (a)	450,000	15,399,000
Erasca, Inc. (b)	1,800,000	21,330,000
Exelixis, Inc. (a)	1,280,000	23,168,000
Fate Therapeutics, Inc. (a)	280,000	11,622,800
Forma Therapeutics Holdings, Inc. (a)	460,000	5,446,400
Generation Bio Co. (a)(b)	288,243	1,873,580
Graphite Bio, Inc.	600,000	5,604,000
Imago BioSciences, Inc.	200,000	4,044,000
Innovent Biologics, Inc. (a)(c)	5,600,000	23,714,910
Instil Bio, Inc. (a)(b)	1,080,000	12,538,800
Intellia Therapeutics, Inc. (a)	290,000	27,425,300
Janux Therapeutics, Inc.	400,000	6,092,000
Keros Therapeutics, Inc. (a)	320,000	14,838,400
Kinnate Biopharma, Inc. (a)	174,653	1,917,690
Kura Oncology, Inc. (a)	760,100	10,709,809
Kymera Therapeutics, Inc. (a)	280,000	11,760,000
Legend Biotech Corp. ADR (a)	17,700	754,728
Mirati Therapeutics, Inc. (a)	390,000	46,527,000
Morphic Holding, Inc. (a)	179,800	7,628,914
Nuvalent, Inc. Class A (a)(b)	234,087	3,157,834
ORIC Pharmaceuticals, Inc. (a)	440,000	4,351,600
Passage Bio, Inc. (a)	68,294	343,519
Poseida Therapeutics, Inc. (a)	981,854	4,663,807
Prelude Therapeutics, Inc. (a)(b)	640,000	6,355,200
PTC Therapeutics, Inc. (a)	800,000	32,176,000
Regeneron Pharmaceuticals, Inc. (a)	224,000	136,324,160
Relay Therapeutics, Inc. (a)	1,032,300	22,844,799
Repare Therapeutics, Inc. (a)	284,700	4,392,921
Revolution Medicines, Inc. (a)	600,000	12,912,000
Sarepta Therapeutics, Inc. (a)	570,000	40,794,900
Scholar Rock Holding Corp. (a)(b)	91,903	1,636,792
Shattuck Labs, Inc. (a)	659,571	4,557,636
Stoke Therapeutics, Inc. (a)	320,000	6,064,000
Taysha Gene Therapies, Inc. (a)	134,561	1,069,760
TG Therapeutics, Inc. (a)	2,280,000	26,379,600
Twist Bioscience Corp. (a)	360,000	21,391,200
uniQure B.V. (a)	440,000	7,942,000
Vaxcyte, Inc. (a)	561,435	10,689,722
Vertex Pharmaceuticals, Inc. (a)	200,000	48,610,000
Verve Therapeutics, Inc.	180,000	5,187,600
Xencor, Inc. (a)	900,000	30,933,000
Xenon Pharmaceuticals, Inc. (a)	145,700	3,951,384
Zai Lab Ltd. (a)	279,400	13,197,523
Zentalis Pharmaceuticals, Inc. (a)	828,000	47,262,240
Zymeworks, Inc. (a)	215,947	1,921,928
		1,246,094,871
Health Care Equipment & Supplies - 16.6%
Health Care Equipment - 16.6%
Boston Scientific Corp. (a)	8,400,000	360,360,000
DexCom, Inc. (a)	67,000	28,842,160
Envista Holdings Corp. (a)	1,540,000	66,589,600
Hologic, Inc. (a)	700,000	49,168,000
Insulet Corp. (a)	669,837	166,119,576
Intuitive Surgical, Inc. (a)	128,000	36,375,040
Masimo Corp. (a)	260,000	57,166,200
Novocure Ltd. (a)	50,000	3,432,500
Outset Medical, Inc. (a)	590,266	21,951,993
Penumbra, Inc. (a)	800,000	180,808,000
PROCEPT BioRobotics Corp. (b)	350,000	6,489,000
ResMed, Inc.	11,000	2,514,600
Tandem Diabetes Care, Inc. (a)	460,000	54,330,600
		1,034,147,269
Health Care Providers & Services - 28.3%
Health Care Facilities - 2.4%
Cano Health, Inc. (a)(b)	3,567,400	20,619,572
HCA Holdings, Inc.	200,000	48,010,000
Rede D'Oregon Sao Luiz SA (c)	3,750,000	31,298,846
Surgery Partners, Inc. (a)	970,000	41,389,900
The Oncology Institute, Inc. (d)	1,472,782	9,038,463
		150,356,781
Health Care Services - 6.1%
1Life Healthcare, Inc. (a)	850,000	9,486,000
agilon health, Inc. (a)(b)	2,615,006	43,356,799
Cigna Corp.	1,020,000	235,069,200
Guardant Health, Inc. (a)	440,000	30,602,000
LifeStance Health Group, Inc.	2,100,000	16,023,000
Oak Street Health, Inc. (a)(b)	2,700,000	46,926,000
		381,462,999
Managed Health Care - 19.8%
Alignment Healthcare, Inc. (a)	2,392,946	18,186,390
Centene Corp. (a)	2,540,000	197,510,400
Humana, Inc.	820,000	321,850,000
UnitedHealth Group, Inc.	1,475,000	697,040,751
		1,234,587,541

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,766,407,321

Health Care Technology - 2.2%
Health Care Technology - 2.2%
Castlight Health, Inc. (a)	331,400	676,056
Castlight Health, Inc. Class B (a)	2,800,000	5,712,000
Change Healthcare, Inc. (a)	500,000	9,840,000
Definitive Healthcare Corp.	330,000	7,220,400
Doximity, Inc. (b)	370,000	16,860,900
Evolent Health, Inc. (a)	280,000	6,638,800
Health Catalyst, Inc. (a)	800,000	23,880,000
Inspire Medical Systems, Inc. (a)	190,000	42,045,100
Medlive Technology Co. Ltd. (c)	2,180,000	3,539,489
Phreesia, Inc. (a)	600,000	18,714,000
		135,126,745
Life Sciences Tools & Services - 17.6%
Life Sciences Tools & Services - 17.6%
10X Genomics, Inc. (a)	400,000	38,508,000
Avantor, Inc. (a)	1,180,000	44,049,400
Bio-Rad Laboratories, Inc. Class A (a)	150,000	89,959,500
Bruker Corp.	1,080,000	71,928,000
Charles River Laboratories International, Inc. (a)	200,000	65,952,000
Danaher Corp.	1,290,000	368,669,100
Lonza Group AG	128,000	88,248,559
Maravai LifeSciences Holdings, Inc. (a)	1,075,065	31,090,880
Olink Holding AB ADR (a)	677,399	10,960,316
Sartorius Stedim Biotech	20,500	8,989,482
Seer, Inc. (a)	6,365	100,121
Seer, Inc. Class A (a)(d)	273,935	4,308,998
Stevanato Group SpA	850,000	14,764,500
Thermo Fisher Scientific, Inc.	415,000	241,239,500
West Pharmaceutical Services, Inc.	54,000	21,233,880
		1,100,002,236
Personal Products - 0.4%
Personal Products - 0.4%
The Beauty Health Co. (a)(b)	724,177	10,283,313
The Beauty Health Co. (d)	1,000,000	14,200,000
		24,483,313
Pharmaceuticals - 12.3%
Pharmaceuticals - 12.3%
Arvinas Holding Co. LLC (a)	528,000	37,746,720
AstraZeneca PLC (United Kingdom)	840,000	97,715,543
Bristol-Myers Squibb Co.	1,210,300	78,536,367
Eli Lilly & Co.	1,280,000	314,099,200
Nektar Therapeutics (a)	600,000	6,672,000
Pharvaris BV	400,000	6,876,000
Pliant Therapeutics, Inc. (a)	575,321	6,748,515
Roche Holding AG (participation certificate)	250,000	96,749,845
Royalty Pharma PLC	2,582,000	103,305,820
Theseus Pharmaceuticals, Inc.	400,000	3,692,000
UCB SA	150,000	14,925,791
		767,067,801
Specialty Retail - 0.3%
Specialty Stores - 0.3%
Warby Parker, Inc. (a)(b)	450,000	16,726,500
TOTAL COMMON STOCKS
(Cost $4,676,853,608)		6,090,056,056

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.9%
Biotechnology - 0.5%
Biotechnology - 0.5%
Asimov, Inc. Series B (d)(e)	67,547	6,260,303
Caris Life Sciences, Inc. Series D (d)(e)	2,082,481	13,869,323
Element Biosciences, Inc. Series C (d)(e)	376,690	6,200,317
ElevateBio LLC Series C (d)(e)	163,300	583,961
Inscripta, Inc. Series E (d)(e)	826,424	6,041,159
		32,955,063
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	236,142	2,342,529
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc. Series B1 (d)(e)	130,618	4,656,532
Omada Health, Inc. Series E (d)(e)	1,456,953	8,734,725
Wugen, Inc. Series B (d)(e)	300,054	1,704,307
		15,095,564
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(d)(e)	638,900	5,973,715

TOTAL CONVERTIBLE PREFERRED STOCKS		56,366,871

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (d)(e)(f)	195,000	5,597,126
TOTAL PREFERRED STOCKS
(Cost $67,391,128)		61,963,997

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.08% (g)	34,871,094	34,878,068
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	151,124,239	151,139,352
TOTAL MONEY MARKET FUNDS
(Cost $186,017,420)		186,017,420
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $4,930,262,156)		6,338,037,473
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(104,873,115)
NET ASSETS - 100%		$6,233,164,358

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,553,245 or 0.9% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,511,458 or 1.4% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$5,001,455
Aristea Therapeutics, Inc. Series B	10/6/20	$3,522,703
Asimov, Inc. Series B	10/29/21	$6,260,303
Caris Life Sciences, Inc. Series D	5/11/21	$16,868,096
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$3,353,960
Element Biosciences, Inc. Series C	6/21/21	$7,743,503
ElevateBio LLC Series C	3/9/21	$685,044
Inscripta, Inc. Series E	3/30/21	$7,297,324
Omada Health, Inc. Series E	12/22/21	$8,734,725
Seer, Inc. Class A	12/8/20	$5,204,765
The Beauty Health Co.	12/8/20	$10,000,000
The Oncology Institute, Inc.	6/28/21	$14,727,820
Thriveworks TopCo LLC Series B	7/23/21	$5,597,126
Wugen, Inc. Series B	7/9/21	$2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$26,773,635	$511,290,204	$503,185,771	$12,476	$--	$--	$34,878,068	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	90,896,753	410,547,864	350,305,265	320,894	--	--	151,139,352	0.5%
Total	$117,670,388	$921,838,068	$853,491,036	$333,370	$--	$--	$186,017,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,090,056,056	$5,733,936,451	$356,119,605	$--
Preferred Stocks	61,963,997	--	--	61,963,997
Money Market Funds	186,017,420	186,017,420	--	--
Total Investments in Securities:	$6,338,037,473	$5,919,953,871	$356,119,605	$61,963,997

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Switzerland	3.1%
Netherlands	2.2%
United Kingdom	1.6%
Denmark	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $159,126,189) — See accompanying schedule: Unaffiliated issuers (cost $4,744,244,736)	$6,152,020,053
Fidelity Central Funds (cost $186,017,420)	186,017,420
Total Investment in Securities (cost $4,930,262,156)		$6,338,037,473
Cash		1,156,228
Receivable for investments sold		86,014,760
Receivable for fund shares sold		13,062,937
Dividends receivable		1,589,726
Distributions receivable from Fidelity Central Funds		77,921
Prepaid expenses		16,477
Total assets		6,439,955,522
Liabilities
Payable for investments purchased	$41,286,330
Payable for fund shares redeemed	9,468,216
Accrued management fee	2,825,502
Distribution and service plan fees payable	969,509
Other affiliated payables	960,920
Other payables and accrued expenses	143,213
Collateral on securities loaned	151,137,474
Total liabilities		206,791,164
Net Assets		$6,233,164,358
Net Assets consist of:
Paid in capital		$4,763,939,964
Total accumulated earnings (loss)		1,469,224,394
Net Assets		$6,233,164,358
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,523,664,992 ÷ 26,482,735 shares)(a)		$57.53
Maximum offering price per share (100/94.25 of $57.53)		$61.04
Class M:
Net Asset Value and redemption price per share ($343,862,158 ÷ 6,515,503 shares)(a)		$52.78
Maximum offering price per share (100/96.50 of $52.78)		$54.69
Class C:
Net Asset Value and offering price per share ($566,888,790 ÷ 13,145,980 shares)(a)		$43.12
Class I:
Net Asset Value, offering price and redemption price per share ($2,955,524,595 ÷ 46,405,457 shares)		$63.69
Class Z:
Net Asset Value, offering price and redemption price per share ($843,223,823 ÷ 13,226,882 shares)		$63.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$16,497,245
Income from Fidelity Central Funds (including $320,894 from security lending)		333,370
Total income		16,830,615
Expenses
Management fee	$18,608,822
Transfer agent fees	5,356,533
Distribution and service plan fees	6,464,574
Accounting fees	583,620
Custodian fees and expenses	48,484
Independent trustees' fees and expenses	12,628
Registration fees	199,188
Audit	28,298
Legal	8,599
Interest	1,245
Miscellaneous	14,498
Total expenses before reductions	31,326,489
Expense reductions	(109,601)
Total expenses after reductions		31,216,888
Net investment income (loss)		(14,386,273)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	186,295,290
Foreign currency transactions	163,693
Total net realized gain (loss)		186,458,983
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,028,636,658)
Unfunded commitments	1,565,567
Assets and liabilities in foreign currencies	(315,107)
Total change in net unrealized appreciation (depreciation)		(1,027,386,198)
Net gain (loss)		(840,927,215)
Net increase (decrease) in net assets resulting from operations		$(855,313,488)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(14,386,273)	$(20,662,802)
Net realized gain (loss)	186,458,983	545,420,950
Change in net unrealized appreciation (depreciation)	(1,027,386,198)	673,250,658
Net increase (decrease) in net assets resulting from operations	(855,313,488)	1,198,008,806
Distributions to shareholders	(421,463,048)	(356,031,852)
Share transactions - net increase (decrease)	311,657,416	823,653,502
Total increase (decrease) in net assets	(965,119,120)	1,665,630,456
Net Assets
Beginning of period	7,198,283,478	5,532,653,022
End of period	$6,233,164,358	$7,198,283,478

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$69.58	$61.07	$49.21	$50.14	$41.85	$38.23
Income from Investment Operations
Net investment income (loss)A,B	(.17)	(.26)	(.04)	(.07)	(.07)	(.04)
Net realized and unrealized gain (loss)	(7.73)	12.55	12.08	1.36	8.36	3.66
Total from investment operations	(7.90)	12.29	12.04	1.29	8.29	3.62
Distributions from net investment income	–	(.16)	–	–	–	–
Distributions from net realized gain	(4.15)	(3.62)	(.18)	(2.22)	–	–
Total distributions	(4.15)	(3.78)	(.18)	(2.22)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$57.53	$69.58	$61.07	$49.21	$50.14	$41.85
Total ReturnD,E,F	(11.99)%	20.70%	24.50%	2.87%	19.81%	9.47%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.97%I	.98%	1.01%	1.02%	1.05%	1.04%
Expenses net of fee waivers, if any	.97%I	.98%	1.00%	1.02%	1.05%	1.04%
Expenses net of all reductions	.97%I	.98%	1.00%	1.02%	1.04%	1.04%
Net investment income (loss)	(.49)%I	(.39)%	(.07)%	(.14)%	(.16)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,523,665	$1,735,235	$1,372,082	$1,121,411	$1,003,430	$875,176
Portfolio turnover rateJ	30%I	38%	53%K	45%	81%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$64.25	$56.62	$45.75	$46.89	$39.25	$35.95
Income from Investment Operations
Net investment income (loss)A,B	(.23)	(.39)	(.16)	(.18)	(.18)	(.13)
Net realized and unrealized gain (loss)	(7.09)	11.61	11.21	1.26	7.82	3.43
Total from investment operations	(7.32)	11.22	11.05	1.08	7.64	3.30
Distributions from net investment income	–	(.02)	–	–	–	–
Distributions from net realized gain	(4.15)	(3.57)	(.18)	(2.22)	–	–
Total distributions	(4.15)	(3.59)	(.18)	(2.22)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$52.78	$64.25	$56.62	$45.75	$46.89	$39.25
Total ReturnD,E,F	(12.09)%	20.39%	24.19%	2.61%	19.46%	9.18%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.22%I	1.23%	1.26%	1.28%	1.32%	1.31%
Expenses net of fee waivers, if any	1.22%I	1.23%	1.26%	1.28%	1.32%	1.31%
Expenses net of all reductions	1.22%I	1.23%	1.26%	1.28%	1.31%	1.31%
Net investment income (loss)	(.74)%I	(.65)%	(.33)%	(.40)%	(.43)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$343,862	$402,175	$349,280	$306,758	$298,061	$269,332
Portfolio turnover rateJ	30%I	38%	53%K	45%	81%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$53.40	$47.63	$38.70	$40.21	$33.82	$31.12
Income from Investment Operations
Net investment income (loss)A,B	(.32)	(.58)	(.34)	(.34)	(.33)	(.26)
Net realized and unrealized gain (loss)	(5.81)	9.71	9.45	1.05	6.72	2.96
Total from investment operations	(6.13)	9.13	9.11	.71	6.39	2.70
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(4.15)	(3.36)	(.18)	(2.22)	–	–
Total distributions	(4.15)	(3.36)	(.18)	(2.22)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$43.12	$53.40	$47.63	$38.70	$40.21	$33.82
Total ReturnD,E,F	(12.32)%	19.78%	23.58%	2.10%	18.89%	8.68%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.72%I	1.73%	1.76%	1.77%	1.80%	1.79%
Expenses net of fee waivers, if any	1.72%I	1.73%	1.76%	1.77%	1.80%	1.79%
Expenses net of all reductions	1.72%I	1.73%	1.75%	1.77%	1.79%	1.79%
Net investment income (loss)	(1.25)%I	(1.15)%	(.82)%	(.88)%	(.91)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$566,889	$697,626	$654,487	$585,093	$669,639	$619,991
Portfolio turnover rateJ	30%I	38%	53%K	45%	81%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$76.48	$66.81	$53.77	$54.43	$45.35	$41.31
Income from Investment Operations
Net investment income (loss)A,B	(.09)	(.10)	.11	.07	.05	.07
Net realized and unrealized gain (loss)	(8.55)	13.76	13.22	1.49	9.06	3.97
Total from investment operations	(8.64)	13.66	13.33	1.56	9.11	4.04
Distributions from net investment income	–	(.30)	–	–	–	–
Distributions from net realized gain	(4.15)	(3.69)	(.29)	(2.22)	(.03)	–
Total distributions	(4.15)	(3.99)	(.29)	(2.22)	(.03)	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$63.69	$76.48	$66.81	$53.77	$54.43	$45.35
Total ReturnD,E	(11.87)%	21.01%	24.84%	3.14%	20.09%	9.78%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.71%H	.72%	.74%	.76%	.79%	.78%
Expenses net of fee waivers, if any	.71%H	.72%	.74%	.76%	.79%	.78%
Expenses net of all reductions	.71%H	.72%	.74%	.76%	.78%	.78%
Net investment income (loss)	(.24)%H	(.13)%	.19%	.13%	.10%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,955,525	$3,410,787	$2,546,323	$1,783,417	$1,316,804	$911,005
Portfolio turnover rateI	30%H	38%	53%J	45%	81%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$76.55	$66.88	$53.84	$57.87
Income from Investment Operations
Net investment income (loss)B,C	(.04)	(.01)	.19	.13
Net realized and unrealized gain (loss)	(8.55)	13.77	13.22	(1.94)
Total from investment operations	(8.59)	13.76	13.41	(1.81)
Distributions from net investment income	–	(.37)	–	–
Distributions from net realized gain	(4.21)	(3.73)	(.37)	(2.22)
Total distributions	(4.21)	(4.09)D	(.37)	(2.22)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$63.75	$76.55	$66.88	$53.84
Total ReturnE,F	(11.81)%	21.15%	24.98%	(2.86)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.59%I	.60%	.61%	.62%I
Expenses net of fee waivers, if any	.59%I	.60%	.61%	.62%I
Expenses net of all reductions	.59%I	.59%	.61%	.62%I
Net investment income (loss)	(.11)%I	(.01)%	.32%	.30%I
Supplemental Data
Net assets, end of period (000 omitted)	$843,224	$952,460	$610,481	$238,873
Portfolio turnover rateJ	30%I	38%	53%K	45%I

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Roper Technologies, Inc.	10.3
Crane Co.	6.4
Ingersoll Rand, Inc.	6.1
Willscot Mobile Mini Holdings	6.0
AMETEK, Inc.	5.8
Fortive Corp.	5.3
The Boeing Co.	4.4
Howmet Aerospace, Inc.	4.3
TransDigm Group, Inc.	3.8
Honeywell International, Inc.	3.6
56.0

Top Industries (% of fund's net assets)

As of January 31, 2022
Aerospace & Defense	23.6%
Machinery	20.0%
Industrial Conglomerates	13.9%
Electrical Equipment	11.6%
Road & Rail	10.0%
All Others*	20.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Industrials Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Aerospace & Defense - 23.6%
Aerospace & Defense - 23.6%
Airbus Group NV (a)	83,200	$10,624,073
General Dynamics Corp.	18,100	3,839,010
HEICO Corp.	8,800	1,200,232
HEICO Corp. Class A	120,800	13,251,760
Hexcel Corp. (b)	30,800	1,606,836
Howmet Aerospace, Inc.	826,000	25,680,340
Raytheon Technologies Corp.	184,900	16,676,131
Spirit AeroSystems Holdings, Inc. Class A	54,500	2,388,735
The Boeing Co. (a)	130,300	26,091,272
TransDigm Group, Inc. (a)	37,114	22,869,276
Triumph Group, Inc. (a)	890,347	16,222,122
		140,449,787
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
FedEx Corp.	100	24,586
Building Products - 4.2%
Building Products - 4.2%
Builders FirstSource, Inc. (a)	163,800	11,136,762
Johnson Controls International PLC	182,100	13,233,207
Zurn Water Solutions Corp.	24,800	757,392
		25,127,361
Commercial Services & Supplies - 2.7%
Diversified Support Services - 2.0%
Copart, Inc. (a)	92,500	11,955,625
Environmental & Facility Services - 0.7%
GFL Environmental, Inc.	129,100	4,243,517
Tetra Tech, Inc.	800	111,352
		4,354,869

TOTAL COMMERCIAL SERVICES & SUPPLIES		16,310,494

Construction & Engineering - 6.4%
Construction & Engineering - 6.4%
AECOM	32,300	2,232,899
Willscot Mobile Mini Holdings (a)	963,800	35,699,152
		37,932,051
Electrical Equipment - 11.6%
Electrical Components & Equipment - 11.6%
Acuity Brands, Inc.	81,538	15,616,973
AMETEK, Inc.	252,834	34,580,106
nVent Electric PLC	456,748	15,798,913
Regal Rexnord Corp.	21,123	3,347,573
		69,343,565
Industrial Conglomerates - 13.9%
Industrial Conglomerates - 13.9%
Honeywell International, Inc.	103,894	21,244,245
Roper Technologies, Inc.	141,132	61,697,265
		82,941,510
Machinery - 20.0%
Industrial Machinery - 20.0%
Chart Industries, Inc. (a)	9,600	1,169,952
Crane Co.	367,000	37,988,170
Flowserve Corp.	19,500	636,090
Fortive Corp.	444,175	31,332,105
IDEX Corp.	41,300	8,897,672
Ingersoll Rand, Inc.	647,200	36,379,112
ITT, Inc.	29,451	2,707,136
		119,110,237
Professional Services - 4.3%
Human Resource & Employment Services - 1.1%
TriNet Group, Inc. (a)	73,343	6,248,824
Research & Consulting Services - 3.2%
Clarivate Analytics PLC (a)	56,100	923,406
CoStar Group, Inc. (a)	70,600	4,953,296
Exponent, Inc.	33,100	3,143,838
FTI Consulting, Inc. (a)	70,500	10,279,605
		19,300,145

TOTAL PROFESSIONAL SERVICES		25,548,969

Road & Rail - 10.0%
Railroads - 6.8%
CSX Corp.	356,600	12,202,852
Norfolk Southern Corp.	75,591	20,559,996
Union Pacific Corp.	32,279	7,893,829
		40,656,677
Trucking - 3.2%
J.B. Hunt Transport Services, Inc.	96,053	18,494,045
Old Dominion Freight Lines, Inc.	400	120,772
		18,614,817

TOTAL ROAD & RAIL		59,271,494

Trading Companies & Distributors - 3.5%
Trading Companies & Distributors - 3.5%
H&E Equipment Services, Inc.	7,300	303,899
Herc Holdings, Inc.	101,180	16,234,331
United Rentals, Inc. (a)	13,500	4,321,620
		20,859,850
TOTAL COMMON STOCKS
(Cost $528,776,019)		596,919,904

Money Market Funds - 0.0%
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)
(Cost $10,300)	10,299	10,300
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $528,786,319)		596,930,204
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,144,868)
NET ASSETS - 100%		$595,785,336

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$7,140,324	$73,910,026	$81,050,350	$889	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	--	56,160,510	56,150,210	2,743	--	--	10,300	0.0%
Total	$7,140,324	$130,070,536	$137,200,560	$3,632	$--	$--	$10,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$596,919,904	$586,295,831	$10,624,073	$--
Money Market Funds	10,300	10,300	--	--
Total Investments in Securities:	$596,930,204	$586,306,131	$10,624,073	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,434) — See accompanying schedule: Unaffiliated issuers (cost $528,776,019)	$596,919,904
Fidelity Central Funds (cost $10,300)	10,300
Total Investment in Securities (cost $528,786,319)		$596,930,204
Receivable for investments sold		17,439,780
Receivable for fund shares sold		350,651
Dividends receivable		114,571
Distributions receivable from Fidelity Central Funds		177
Prepaid expenses		3,959
Total assets		614,839,342
Liabilities
Payable to custodian bank	$2,432,594
Payable for fund shares redeemed	16,075,860
Accrued management fee	278,268
Distribution and service plan fees payable	117,018
Other affiliated payables	107,999
Other payables and accrued expenses	31,967
Collateral on securities loaned	10,300
Total liabilities		19,054,006
Net Assets		$595,785,336
Net Assets consist of:
Paid in capital		$505,050,171
Total accumulated earnings (loss)		90,735,165
Net Assets		$595,785,336
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($240,881,773 ÷ 6,674,560 shares)(a)		$36.09
Maximum offering price per share (100/94.25 of $36.09)		$38.29
Class M:
Net Asset Value and redemption price per share ($53,817,412 ÷ 1,542,347 shares)(a)		$34.89
Maximum offering price per share (100/96.50 of $34.89)		$36.16
Class C:
Net Asset Value and offering price per share ($46,525,051 ÷ 1,530,527 shares)(a)		$30.40
Class I:
Net Asset Value, offering price and redemption price per share ($221,705,855 ÷ 5,697,922 shares)		$38.91
Class Z:
Net Asset Value, offering price and redemption price per share ($32,855,245 ÷ 846,081 shares)		$38.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$2,019,760
Income from Fidelity Central Funds (including $2,743 from security lending)		3,632
Total income		2,023,392
Expenses
Management fee	$1,747,461
Transfer agent fees	545,783
Distribution and service plan fees	737,878
Accounting fees	120,220
Custodian fees and expenses	9,386
Independent trustees' fees and expenses	1,176
Registration fees	60,158
Audit	25,019
Legal	2,624
Interest	341
Miscellaneous	1,840
Total expenses before reductions	3,251,886
Expense reductions	(10,109)
Total expenses after reductions		3,241,777
Net investment income (loss)		(1,218,385)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,341,403
Foreign currency transactions	(6,892)
Total net realized gain (loss)		49,334,511
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(65,162,289)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(65,162,295)
Net gain (loss)		(15,827,784)
Net increase (decrease) in net assets resulting from operations		$(17,046,169)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,218,385)	$(2,253,821)
Net realized gain (loss)	49,334,511	131,391,098
Change in net unrealized appreciation (depreciation)	(65,162,295)	39,130,944
Net increase (decrease) in net assets resulting from operations	(17,046,169)	168,268,221
Distributions to shareholders	(121,901,510)	(3,415,748)
Share transactions - net increase (decrease)	60,089,784	58,057,679
Total increase (decrease) in net assets	(78,857,895)	222,910,152
Net Assets
Beginning of period	674,643,231	451,733,079
End of period	$595,785,336	$674,643,231

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$45.64	$33.85	$38.95	$42.62	$37.89	$35.52
Income from Investment Operations
Net investment income (loss)A,B	(.09)	(.17)	.18C	.24	.13	.19
Net realized and unrealized gain (loss)	(.81)	12.20	(2.46)	(.02)	5.87	4.24
Total from investment operations	(.90)	12.03	(2.28)	.22	6.00	4.43
Distributions from net investment income	–	–	(.25)	(.19)	(.10)	(.16)
Distributions from net realized gain	(8.65)	(.24)	(2.57)	(3.70)	(1.17)	(1.90)
Total distributions	(8.65)	(.24)	(2.82)	(3.89)	(1.27)	(2.06)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$36.09	$45.64	$33.85	$38.95	$42.62	$37.89
Total ReturnE,F,G	(2.78)%	35.63%	(6.58)%	2.06%	15.97%	12.62%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.02%J	1.03%	1.05%	1.04%	1.06%	1.06%
Expenses net of fee waivers, if any	1.02%J	1.03%	1.05%	1.04%	1.06%	1.06%
Expenses net of all reductions	1.02%J	1.01%	1.03%	1.03%	1.05%	1.06%
Net investment income (loss)	(.41)%J	(.40)%	.49%C	.63%	.32%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$240,882	$264,130	$199,835	$268,483	$303,201	$309,204
Portfolio turnover rateK	131%J	205%	219%L	125%	61%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$44.31	$32.96	$37.99	$41.65	$37.03	$34.77
Income from Investment Operations
Net investment income (loss)A,B	(.14)	(.27)	.08C	.14	.03	.10
Net realized and unrealized gain (loss)	(.78)	11.86	(2.39)	(.03)	5.74	4.14
Total from investment operations	(.92)	11.59	(2.31)	.11	5.77	4.24
Distributions from net investment income	–	–	(.15)	(.07)	–	(.08)
Distributions from net realized gain	(8.50)	(.24)	(2.57)	(3.70)	(1.15)	(1.90)
Total distributions	(8.50)	(.24)	(2.72)	(3.77)	(1.15)	(1.98)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$34.89	$44.31	$32.96	$37.99	$41.65	$37.03
Total ReturnE,F,G	(2.91)%	35.25%	(6.82)%	1.78%	15.70%	12.33%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.27%J	1.29%	1.31%	1.31%	1.32%	1.32%
Expenses net of fee waivers, if any	1.27%J	1.29%	1.31%	1.30%	1.32%	1.32%
Expenses net of all reductions	1.27%J	1.27%	1.30%	1.30%	1.31%	1.32%
Net investment income (loss)	(.66)%J	(.66)%	.23%C	.37%	.07%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$53,817	$56,680	$45,157	$61,570	$72,143	$87,253
Portfolio turnover rateK	131%J	205%	219%L	125%	61%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$39.46	$29.52	$34.27	$38.09	$34.09	$32.24
Income from Investment Operations
Net investment income (loss)A,B	(.22)	(.41)	(.08)C	(.04)	(.16)	(.08)
Net realized and unrealized gain (loss)	(.66)	10.59	(2.15)	(.08)	5.28	3.83
Total from investment operations	(.88)	10.18	(2.23)	(.12)	5.12	3.75
Distributions from net investment income	–	–	(.03)	–	–	–
Distributions from net realized gain	(8.18)	(.24)	(2.49)	(3.70)	(1.12)	(1.90)
Total distributions	(8.18)	(.24)	(2.52)	(3.70)	(1.12)	(1.90)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$30.40	$39.46	$29.52	$34.27	$38.09	$34.09
Total ReturnE,F,G	(3.13)%	34.58%	(7.27)%	1.28%	15.13%	11.76%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.77%J	1.79%	1.81%	1.80%	1.82%	1.82%
Expenses net of fee waivers, if any	1.77%J	1.79%	1.81%	1.80%	1.82%	1.82%
Expenses net of all reductions	1.77%J	1.77%	1.79%	1.79%	1.81%	1.81%
Net investment income (loss)	(1.16)%J	(1.16)%	(.26)%C	(.12)%	(.43)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$46,525	$55,576	$53,969	$90,512	$138,249	$134,505
Portfolio turnover rateK	131%J	205%	219%L	125%	61%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$48.64	$35.97	$41.20	$44.85	$39.80	$37.21
Income from Investment Operations
Net investment income (loss)A,B	(.03)	(.06)	.29C	.37	.25	.31
Net realized and unrealized gain (loss)	(.88)	12.97	(2.60)	(.02)	6.18	4.44
Total from investment operations	(.91)	12.91	(2.31)	.35	6.43	4.75
Distributions from net investment income	–	–	(.35)	(.30)	(.21)	(.25)
Distributions from net realized gain	(8.82)	(.24)	(2.57)	(3.70)	(1.17)	(1.90)
Total distributions	(8.82)	(.24)	(2.92)	(4.00)	(1.38)	(2.16)D
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$38.91	$48.64	$35.97	$41.20	$44.85	$39.80
Total ReturnF,G	(2.65)%	35.98%	(6.32)%	2.31%	16.30%	12.91%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.75%J	.76%	.78%	.78%	.80%	.80%
Expenses net of fee waivers, if any	.75%J	.76%	.78%	.77%	.80%	.80%
Expenses net of all reductions	.75%J	.74%	.76%	.77%	.79%	.80%
Net investment income (loss)	(.14)%J	(.14)%	.76%C	.90%	.59%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$221,706	$248,090	$123,603	$219,218	$320,902	$284,727
Portfolio turnover rateK	131%J	205%	219%L	125%	61%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .56%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$48.61	$35.90	$41.15	$46.84
Income from Investment Operations
Net investment income (loss)B,C	–	–	.34D	.34
Net realized and unrealized gain (loss)	(.89)	12.95	(2.60)	(1.94)
Total from investment operations	(.89)	12.95	(2.26)	(1.60)
Distributions from net investment income	–	–	(.42)	(.39)
Distributions from net realized gain	(8.89)	(.24)	(2.57)	(3.70)
Total distributions	(8.89)	(.24)	(2.99)	(4.09)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$38.83	$48.61	$35.90	$41.15
Total ReturnE,F	(2.60)%	36.16%	(6.21)%	(1.92)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.63%I	.64%	.65%	.64%I
Expenses net of fee waivers, if any	.63%I	.64%	.65%	.64%I
Expenses net of all reductions	.63%I	.62%	.63%	.64%I
Net investment income (loss)	(.02)%I	(.01)%	.89%D	1.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$32,855	$50,167	$29,168	$11,077
Portfolio turnover rateJ	131%I	205%	219%	125%I,K

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
NVIDIA Corp.	21.5
NXP Semiconductors NV	8.6
Marvell Technology, Inc.	7.9
Microchip Technology, Inc.	5.9
onsemi	4.8
Analog Devices, Inc.	4.6
Broadcom, Inc.	4.2
Teradyne, Inc.	3.5
Lam Research Corp.	3.4
Xilinx, Inc.	3.2
67.6

Top Industries (% of fund's net assets)

As of January 31, 2022
Semiconductors & Semiconductor Equipment	94.1%
Software	2.4%
Electronic Equipment & Components	1.3%
Technology Hardware, Storage & Peripherals	0.8%
Electrical Equipment	0.1%
All Others*	1.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Semiconductors Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Array Technologies, Inc. (a)	94,900	$1,000,246
Electronic Equipment & Components - 1.3%
Electronic Equipment & Instruments - 0.1%
Aeva Technologies, Inc. (a)(b)	118,100	617,663
Electronic Manufacturing Services - 1.2%
Flex Ltd. (a)	169,827	2,747,801
Jabil, Inc.	140,276	8,625,571
		11,373,372

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		11,991,035

Semiconductors & Semiconductor Equipment - 93.8%
Semiconductor Equipment - 10.9%
Applied Materials, Inc.	98,500	13,610,730
KLA Corp.	24,300	9,459,261
Lam Research Corp.	53,046	31,292,896
Nova Ltd. (a)(b)	118,532	14,022,336
Teradyne, Inc.	273,700	32,140,591
		100,525,814
Semiconductors - 82.9%
Advanced Micro Devices, Inc. (a)	151,000	17,251,750
Allegro MicroSystems LLC (a)	373,000	10,585,740
Alpha & Omega Semiconductor Ltd. (a)	63,000	2,836,890
Analog Devices, Inc.	256,706	42,092,083
ASE Technology Holding Co. Ltd. ADR	119,500	846,060
Broadcom, Inc.	66,725	39,092,843
Cirrus Logic, Inc. (a)	120,328	10,762,136
Diodes, Inc. (a)	87,100	8,082,009
First Solar, Inc. (a)	1,871	146,649
GlobalFoundries, Inc.	485,700	23,964,438
Intel Corp.	233,864	11,417,240
MACOM Technology Solutions Holdings, Inc. (a)	176,800	10,821,928
Marvell Technology, Inc.	1,025,633	73,230,196
MaxLinear, Inc. Class A (a)	70,349	4,222,347
Microchip Technology, Inc.	699,709	54,213,453
Micron Technology, Inc.	104,112	8,565,294
Monolithic Power Systems, Inc.	15,100	6,084,243
NVIDIA Corp.	810,692	198,506,045
NXP Semiconductors NV	385,812	79,261,217
onsemi (a)	746,136	44,022,024
Qualcomm, Inc.	135,726	23,855,202
Silicon Motion Tech Corp. sponsored ADR	74,800	5,909,200
SMART Global Holdings, Inc. (a)	43,400	2,489,424
Synaptics, Inc. (a)	22,300	4,690,805
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	225,600	27,665,328
Texas Instruments, Inc.	120,600	21,646,494
Wolfspeed, Inc. (a)	43,200	4,071,168
Xilinx, Inc.	150,850	29,197,018
		765,529,224

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		866,055,038

Software - 2.4%
Application Software - 2.4%
Cadence Design Systems, Inc. (a)	147,800	22,486,292
Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
IonQ, Inc. (c)	15,000	171,600
Samsung Electronics Co. Ltd.	116,360	7,236,496
		7,408,096
TOTAL COMMON STOCKS
(Cost $567,245,115)		908,940,707

Convertible Preferred Stocks - 0.2%
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (c)(d)	18,335	504,029
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)	19,433	78,509
Semiconductors - 0.1%
GaN Systems, Inc.:
Series F1 (c)(d)	52,877	448,397
Series F2 (c)(d)	27,921	236,770
SiMa.ai Series B (c)(d)	30,638	200,066
Tenstorrent, Inc. Series C1 (c)(d)	900	67,536
		952,769

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,031,278

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,401,139)		1,535,307
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26 (Cost $310,000)	310,000	489,644
	Shares	Value

Preferred Securities - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
GaN Systems, Inc. 0% (c)(d)(e)	1,239,360	1,239,360
Tenstorrent, Inc. 0% (c)(d)(e)	50,000	50,000
(Cost $1,289,360)		1,289,360

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.08% (f)	7,625,471	7,626,996
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	6,276,797	6,277,425
TOTAL MONEY MARKET FUNDS
(Cost $13,904,421)		13,904,421
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $584,150,035)		926,159,439
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,696,399)
NET ASSETS - 100%		$923,463,040

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,996,267 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Astera Labs, Inc. Series C	8/24/21	$65,330
Diamond Foundry, Inc. Series C	3/15/21	$440,040
GaN Systems, Inc. Series F1	11/30/21	$448,397
GaN Systems, Inc. Series F2	11/30/21	$236,770
GaN Systems, Inc. 0%	11/30/21	$1,239,360
IonQ, Inc.	3/7/21	$150,000
SiMa.ai Series B	5/10/21	$157,093
Tenstorrent, Inc. Series C1	4/23/21	$53,509
Tenstorrent, Inc. 0%	4/23/21	$50,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$17,931,298	$150,508,680	$160,812,982	$7,542	$--	$--	$7,626,996	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	159,300	74,199,634	68,081,509	8,953	--	--	6,277,425	0.0%
Total	$18,090,598	$224,708,314	$228,894,491	$16,495	$--	$--	$13,904,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$908,940,707	$901,704,211	$7,236,496	$--
Convertible Preferred Stocks	1,535,307	--	--	1,535,307
Convertible Bonds	489,644	--	489,644	--
Preferred Securities	1,289,360	--	--	1,289,360
Money Market Funds	13,904,421	13,904,421	--	--
Total Investments in Securities:	$926,159,439	$915,608,632	$7,726,140	$2,824,667

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
Netherlands	8.6%
Cayman Islands	3.3%
Taiwan	3.1%
Israel	1.5%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,641,031) — See accompanying schedule: Unaffiliated issuers (cost $570,245,614)	$912,255,018
Fidelity Central Funds (cost $13,904,421)	13,904,421
Total Investment in Securities (cost $584,150,035)		$926,159,439
Foreign currency held at value (cost $37,772)		37,520
Receivable for investments sold		6,459,210
Receivable for fund shares sold		2,982,179
Dividends receivable		174,801
Interest receivable		3,216
Distributions receivable from Fidelity Central Funds		2,181
Prepaid expenses		1,656
Total assets		935,820,202
Liabilities
Payable for investments purchased	$1,725,971
Payable for fund shares redeemed	3,517,594
Accrued management fee	428,949
Distribution and service plan fees payable	198,195
Other affiliated payables	161,241
Other payables and accrued expenses	47,787
Collateral on securities loaned	6,277,425
Total liabilities		12,357,162
Net Assets		$923,463,040
Net Assets consist of:
Paid in capital		$571,696,804
Total accumulated earnings (loss)		351,766,236
Net Assets		$923,463,040
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($363,837,787 ÷ 7,419,691 shares)(a)		$49.04
Maximum offering price per share (100/94.25 of $49.04)		$52.03
Class M:
Net Asset Value and redemption price per share ($58,029,073 ÷ 1,255,379 shares)(a)		$46.22
Maximum offering price per share (100/96.50 of $46.22)		$47.90
Class C:
Net Asset Value and offering price per share ($105,070,486 ÷ 2,595,667 shares)(a)		$40.48
Class I:
Net Asset Value, offering price and redemption price per share ($345,519,568 ÷ 6,582,022 shares)		$52.49
Class Z:
Net Asset Value, offering price and redemption price per share ($51,006,126 ÷ 972,332 shares)		$52.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$2,953,875
Interest		3,490
Income from Fidelity Central Funds (including $8,953 from security lending)		16,495
Total income		2,973,860
Expenses
Management fee	$2,279,735
Transfer agent fees	706,845
Distribution and service plan fees	1,081,157
Accounting fees	148,166
Custodian fees and expenses	9,198
Independent trustees' fees and expenses	1,387
Registration fees	111,950
Audit	25,428
Legal	1,026
Miscellaneous	1,552
Total expenses before reductions	4,366,444
Expense reductions	(13,948)
Total expenses after reductions		4,352,496
Net investment income (loss)		(1,378,636)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,626,897
Foreign currency transactions	(7,883)
Total net realized gain (loss)		21,619,014
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	46,228,521
Unfunded commitments	16,080
Assets and liabilities in foreign currencies	802
Total change in net unrealized appreciation (depreciation)		46,245,403
Net gain (loss)		67,864,417
Net increase (decrease) in net assets resulting from operations		$66,485,781

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,378,636)	$(1,163,580)
Net realized gain (loss)	21,619,014	48,436,327
Change in net unrealized appreciation (depreciation)	46,245,403	185,045,770
Net increase (decrease) in net assets resulting from operations	66,485,781	232,318,517
Distributions to shareholders	(43,908,353)	(20,932,303)
Share transactions - net increase (decrease)	200,592,975	127,672,949
Total increase (decrease) in net assets	223,170,403	339,059,163
Net Assets
Beginning of period	700,292,637	361,233,474
End of period	$923,463,040	$700,292,637

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Semiconductors Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$46.29	$29.79	$23.03	$25.06	$21.57	$16.50
Income from Investment Operations
Net investment income (loss)A,B	(.09)	(.08)	.14	.15	.02	.11
Net realized and unrealized gain (loss)	5.32	18.29	6.90	1.25	5.73	5.03
Total from investment operations	5.23	18.21	7.04	1.40	5.75	5.14
Distributions from net investment income	–	(.04)	(.07)	(.10)	(.05)C	(.05)
Distributions from net realized gain	(2.48)	(1.67)	(.20)	(3.33)	(2.21)C	(.02)
Total distributions	(2.48)	(1.71)	(.28)D	(3.43)	(2.26)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$49.04	$46.29	$29.79	$23.03	$25.06	$21.57
Total ReturnF,G,H	10.78%	62.45%	30.65%	10.18%	27.35%	31.21%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.02%K	1.04%	1.10%	1.12%	1.15%	1.17%
Expenses net of fee waivers, if any	1.01%K	1.04%	1.09%	1.11%	1.15%	1.17%
Expenses net of all reductions	1.01%K	1.03%	1.08%	1.11%	1.13%	1.16%
Net investment income (loss)	(.33)%K	(.21)%	.53%	.70%	.09%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$363,838	$279,755	$140,072	$98,459	$97,883	$72,040
Portfolio turnover rateL	26%K	41%	136%	110%	133%	99%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$43.75	$28.25	$21.89	$24.04	$20.77	$15.91
Income from Investment Operations
Net investment income (loss)A,B	(.14)	(.17)	.06	.08	(.05)	.04
Net realized and unrealized gain (loss)	5.03	17.31	6.55	1.16	5.50	4.84
Total from investment operations	4.89	17.14	6.61	1.24	5.45	4.88
Distributions from net investment income	–	–	(.05)	(.06)	–C	–
Distributions from net realized gain	(2.42)	(1.64)	(.20)	(3.33)	(2.18)C	(.02)
Total distributions	(2.42)	(1.64)	(.25)	(3.39)	(2.18)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$46.22	$43.75	$28.25	$21.89	$24.04	$20.77
Total ReturnE,F,G	10.64%	61.98%	30.28%	9.84%	26.95%	30.72%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.26%J	1.30%	1.38%	1.44%	1.48%	1.53%
Expenses net of fee waivers, if any	1.26%J	1.30%	1.38%	1.43%	1.47%	1.53%
Expenses net of all reductions	1.26%J	1.29%	1.37%	1.43%	1.46%	1.52%
Net investment income (loss)	(.57)%J	(.47)%	.24%	.38%	(.23)%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$58,029	$49,963	$29,262	$22,587	$21,830	$16,127
Portfolio turnover rateK	26%J	41%	136%	110%	133%	99%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$38.59	$25.18	$19.59	$21.88	$19.10	$14.69
Income from Investment Operations
Net investment income (loss)A,B	(.23)	(.31)	(.05)	(.01)	(.14)	(.04)
Net realized and unrealized gain (loss)	4.46	15.35	5.86	.98	5.05	4.47
Total from investment operations	4.23	15.04	5.81	.97	4.91	4.43
Distributions from net investment income	–	–	(.01)	–	–	–
Distributions from net realized gain	(2.34)	(1.63)	(.20)	(3.26)	(2.13)	(.02)
Total distributions	(2.34)	(1.63)	(.22)C	(3.26)	(2.13)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$40.48	$38.59	$25.18	$19.59	$21.88	$19.10
Total ReturnE,F,G	10.36%	61.17%	29.73%	9.33%	26.38%	30.21%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.77%J	1.79%	1.85%	1.87%	1.91%	1.95%
Expenses net of fee waivers, if any	1.77%J	1.79%	1.85%	1.87%	1.91%	1.95%
Expenses net of all reductions	1.77%J	1.79%	1.83%	1.87%	1.89%	1.94%
Net investment income (loss)	(1.09)%J	(.97)%	(.23)%	(.06)%	(.67)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$105,070	$86,217	$57,320	$45,659	$57,915	$42,684
Portfolio turnover rateK	26%J	41%	136%	110%	133%	99%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$49.39	$31.68	$24.42	$26.33	$22.56	$17.24
Income from Investment Operations
Net investment income (loss)A,B	(.02)	.03	.22	.23	.10	.17
Net realized and unrealized gain (loss)	5.65	19.47	7.34	1.35	5.99	5.26
Total from investment operations	5.63	19.50	7.56	1.58	6.09	5.43
Distributions from net investment income	–	(.12)	(.10)	(.16)	(.11)C	(.09)
Distributions from net realized gain	(2.53)	(1.67)	(.20)	(3.33)	(2.21)C	(.02)
Total distributions	(2.53)	(1.79)	(.30)	(3.49)	(2.32)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$52.49	$49.39	$31.68	$24.42	$26.33	$22.56
Total ReturnE,F	10.91%	62.86%	31.08%	10.46%	27.74%	31.62%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.76%I	.77%	.81%	.83%	.86%	.88%
Expenses net of fee waivers, if any	.75%I	.77%	.81%	.82%	.86%	.88%
Expenses net of all reductions	.75%I	.76%	.79%	.82%	.84%	.87%
Net investment income (loss)	(.07)%I	.06%	.81%	.98%	.38%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$345,520	$257,502	$126,660	$98,451	$140,362	$91,052
Portfolio turnover rateJ	26%I	41%	136%	110%	133%	99%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$49.35	$31.65	$24.38	$26.00
Income from Investment Operations
Net investment income (loss)B,C	.02	.08	.26	.17
Net realized and unrealized gain (loss)	5.65	19.45	7.33	1.76
Total from investment operations	5.67	19.53	7.59	1.93
Distributions from net investment income	–	(.16)	(.11)	(.22)
Distributions from net realized gain	(2.56)	(1.67)	(.20)	(3.33)
Total distributions	(2.56)	(1.83)	(.32)D	(3.55)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$52.46	$49.35	$31.65	$24.38
Total ReturnE,F	10.99%	63.06%	31.22%	12.03%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.63%I	.64%	.68%	.69%I
Expenses net of fee waivers, if any	.63%I	.64%	.68%	.69%I
Expenses net of all reductions	.63%I	.64%	.66%	.68%I
Net investment income (loss)	.05%I	.18%	.94%	.91%I
Supplemental Data
Net assets, end of period (000 omitted)	$51,006	$26,856	$7,920	$2,629
Portfolio turnover rateJ	26%I	41%	136%	110%I

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Apple, Inc.	24.2
Microsoft Corp.	18.8
NVIDIA Corp.	5.6
Marvell Technology, Inc.	4.3
Cisco Systems, Inc.	3.9
Salesforce.com, Inc.	3.8
MasterCard, Inc. Class A	3.2
Adobe, Inc.	2.9
NXP Semiconductors NV	2.8
PayPal Holdings, Inc.	2.2
71.7

Top Industries (% of fund's net assets)

As of January 31, 2022
Software	33.4%
Technology Hardware, Storage & Peripherals	24.7%
Semiconductors & Semiconductor Equipment	18.8%
IT Services	11.3%
Communications Equipment	4.2%
All Others*	7.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Technology Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (a)	3,600	$684,540
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	16,570	8,881,309
Communications Equipment - 4.1%
Communications Equipment - 4.1%
Cisco Systems, Inc.	3,322,500	184,963,575
F5, Inc. (a)	56,200	11,668,244
		196,631,819
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	2,163,455	3,850,950
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Flex Ltd. (a)	2,322,803	37,582,953
Entertainment - 0.8%
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	92,066	39,325,071
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. Class A (a)	306,700	47,222,599
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Kuaishou Technology Class B (d)	40,900	467,518
Snap, Inc. Class A (a)	1,240,500	40,365,870
		40,833,388
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Deliveroo PLC Class A (a)(d)	307,100	645,206
IT Services - 11.2%
Data Processing & Outsourced Services - 7.9%
Block, Inc. Class A (a)	116,700	14,271,243
Genpact Ltd.	795,100	39,556,225
MasterCard, Inc. Class A	395,800	152,929,204
PayPal Holdings, Inc. (a)	605,800	104,161,252
Visa, Inc. Class A	305,916	69,189,022
		380,106,946
Internet Services & Infrastructure - 2.6%
Okta, Inc. (a)	89,200	17,651,788
Shopify, Inc. Class A (a)	23,700	22,852,488
Twilio, Inc. Class A (a)	426,700	87,951,404
		128,455,680
IT Consulting & Other Services - 0.7%
Capgemini SA	143,500	32,261,138

TOTAL IT SERVICES		540,823,764

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(b)	387,462	0
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Refining & Marketing - 0.9%
Reliance Industries Ltd.	1,299,046	41,890,794
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (a)(b)	387,462	201,802
Road & Rail - 1.4%
Trucking - 1.4%
DiDi Global, Inc. ADR (e)	113,900	411,179
Lyft, Inc. (a)	713,642	27,489,490
TuSimple Holdings, Inc. (a)(e)	86,300	1,618,988
Uber Technologies, Inc. (a)	967,864	36,198,114
		65,717,771
Semiconductors & Semiconductor Equipment - 18.7%
Semiconductor Equipment - 1.7%
ASML Holding NV (Netherlands)	34,600	23,434,384
Teradyne, Inc.	499,100	58,609,313
		82,043,697
Semiconductors - 17.0%
GlobalFoundries, Inc.	1,031,600	50,899,144
Marvell Technology, Inc.	2,908,760	207,685,464
Microchip Technology, Inc.	760,400	58,915,792
NVIDIA Corp.	1,095,700	268,293,102
NXP Semiconductors NV	654,800	134,522,112
onsemi (a)	1,239,000	73,101,000
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	26,495,640
		819,912,254

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		901,955,951

Software - 32.9%
Application Software - 12.9%
Adobe, Inc. (a)	262,916	140,476,019
Autodesk, Inc. (a)	123,000	30,724,170
Confluent, Inc.	11,500	751,985
DocuSign, Inc. (a)	111,300	13,998,201
Intuit, Inc.	151,700	84,228,391
Pine Labs Private Ltd. (b)(c)	3,660	2,230,111
Procore Technologies, Inc. (a)(e)	4,400	275,264
Qualtrics International, Inc.	614,000	17,971,780
Salesforce.com, Inc. (a)	775,539	180,413,638
Workday, Inc. Class A (a)	282,300	71,424,723
Zoom Video Communications, Inc. Class A (a)	504,964	77,905,846
		620,400,128
Systems Software - 20.0%
GitLab, Inc.	4,100	262,441
Microsoft Corp.	2,910,800	905,200,584
Rapid7, Inc. (a)	275,900	26,577,447
Tenable Holdings, Inc. (a)	580,400	29,832,560
UiPath, Inc. Class A (a)	46,100	1,684,033
		963,557,065

TOTAL SOFTWARE		1,583,957,193

Technology Hardware, Storage & Peripherals - 24.7%
Technology Hardware, Storage & Peripherals - 24.7%
Apple, Inc.	6,649,416	1,162,184,928
IonQ, Inc. (c)	119,300	1,364,792
Samsung Electronics Co. Ltd.	367,700	22,867,476
		1,186,417,196
TOTAL COMMON STOCKS
(Cost $2,496,720,878)		4,696,622,306

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.5%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (b)(c)	482,616	11,020,585
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	46,600	3,572,929
Xsight Labs Ltd. Series D (b)(c)	101,300	1,010,974
		4,583,903
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (b)(c)	9,477,386	10,507,426
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Series D (a)(b)(c)	94,300	5,827,212
Series E (b)(c)	5,300	327,510
Series F (b)(c)	154,614	9,554,279
		15,709,001
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc. Series G (b)(c)	14,100	5,477,709
Instacart, Inc. Series I (b)(c)	29,110	2,728,189
		8,205,898
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	26,036	3,870,512
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	151,757	4,171,800
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	81,762	1,348,901
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(c)	135,400	547,016
Semiconductors - 0.1%
SiMa.ai Series B (b)(c)	231,000	1,508,430
Tenstorrent, Inc. Series C1 (b)(c)	6,600	495,264
		2,003,694
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,550,710
Software - 0.2%
Application Software - 0.2%
Databricks, Inc.:
Series G (b)(c)	12,600	2,777,700
Series H (b)(c)	33,262	7,332,688
		10,110,388
Systems Software - 0.0%
Nuvia, Inc. Series B (a)(c)	678,052	554,118
TOTAL SOFTWARE		10,664,506
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Discord, Inc. Series I (b)(c)	500	275,312

TOTAL CONVERTIBLE PREFERRED STOCKS		72,908,554

Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1 (b)(c)	8,747	5,329,722
Series A (b)(c)	2,186	1,331,974
Series B (b)(c)	2,378	1,448,963
Series B2 (b)(c)	1,923	1,171,722
Series C (b)(c)	3,578	2,180,147
Series C1 (b)(c)	754	459,427
Series D (b)(c)	806	491,112
		12,413,067
TOTAL PREFERRED STOCKS
(Cost $72,522,086)		85,321,621

Preferred Securities - 0.1%
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. 0% 1/29/23 (b)(c)	4,035,056	4,035,056
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. 0% (b)(c)(f)	370,000	370,000
TOTAL PREFERRED SECURITIES
(Cost $4,405,056)		4,405,056

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.08% (g)	31,294,973	31,301,232
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	1,422,992	1,423,134
TOTAL MONEY MARKET FUNDS
(Cost $32,724,366)		32,724,366
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,606,372,386)		4,819,073,349
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,173,701)
NET ASSETS - 100%		$4,810,899,648

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,172,530 or 2.0% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,112,724 or 0.0% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Astera Labs, Inc. Series C	8/24/21	$455,188
ByteDance Ltd. Series E1	11/18/20	$2,852,873
Convoy, Inc. Series D	10/30/19	$1,107,057
Databricks, Inc. Series G	2/1/21	$2,234,836
Databricks, Inc. Series H	8/31/21	$7,332,688
Diamond Foundry, Inc. Series C	3/15/21	$3,642,168
Discord, Inc. Series I	9/15/21	$275,312
Enevate Corp. Series E	1/29/21	$10,507,436
Enevate Corp. 0% 1/29/23	1/29/21	$4,035,056
GoBrands, Inc. Series G	3/2/21	$3,521,014
Instacart, Inc. Series I	2/26/21	$3,638,750
IonQ, Inc.	3/7/21	$1,193,000
Meesho Series F	9/21/21	$3,572,929
Nuvia, Inc. Series B	3/16/21	$554,115
Pine Labs Private Ltd.	6/30/21	$1,364,668
Pine Labs Private Ltd. Series 1	6/30/21	$3,261,406
Pine Labs Private Ltd. Series A	6/30/21	$815,072
Pine Labs Private Ltd. Series B	6/30/21	$886,661
Pine Labs Private Ltd. Series B2	6/30/21	$717,010
Pine Labs Private Ltd. Series C	6/30/21	$1,334,093
Pine Labs Private Ltd. Series C1	6/30/21	$281,136
Pine Labs Private Ltd. Series D	6/30/21	$300,525
Reddit, Inc. Series D	2/4/19	$2,045,018
Reddit, Inc. Series E	5/18/21	$225,113
Reddit, Inc. Series F	8/11/21	$9,554,279
Relativity Space, Inc. Series E	5/27/21	$11,020,585
SiMa.ai Series B	5/10/21	$1,184,429
Tenstorrent, Inc. Series C1	4/23/21	$392,398
Tenstorrent, Inc. 0%	4/23/21	$370,000
Xsight Labs Ltd. Series D	2/16/21	$809,995

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$24,905,035	$314,502,848	$308,106,651	$4,234	$--	$--	$31,301,232	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	3,619,384	199,528,114	201,724,364	49,512	--	--	1,423,134	0.0%
Total	$28,524,419	$514,030,962	$509,831,015	$53,746	$--	$--	$32,724,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,696,622,306	$4,533,395,978	$156,943,465	$6,282,863
Preferred Stocks	85,321,621	554,118	--	84,767,503
Preferred Securities	4,405,056	--	--	4,405,056
Money Market Funds	32,724,366	32,724,366	--	--
Total Investments in Securities:	$4,819,073,349	$4,566,674,462	$156,943,465	$95,455,422

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$56,779,615
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	6,797,492
Cost of Purchases	21,190,396
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$84,767,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$6,797,492
Other Investments in Securities
Beginning Balance	$9,646,099
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,041,820
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$10,687,919
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$1,041,820

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,457,828) — See accompanying schedule: Unaffiliated issuers (cost $2,573,648,019)	$4,786,348,982
Fidelity Central Funds (cost $32,724,367)	32,724,367
Total Investment in Securities (cost $2,606,372,386)		$4,819,073,349
Receivable for investments sold		14,014,975
Receivable for fund shares sold		4,981,649
Dividends receivable		353,258
Distributions receivable from Fidelity Central Funds		3,454
Prepaid expenses		11,315
Other receivables		159,958
Total assets		4,838,597,958
Liabilities
Payable for investments purchased	$4,679,118
Payable for fund shares redeemed	15,002,170
Accrued management fee	2,143,652
Distribution and service plan fees payable	982,602
Other affiliated payables	720,725
Other payables and accrued expenses	2,762,743
Collateral on securities loaned	1,407,300
Total liabilities		27,698,310
Net Assets		$4,810,899,648
Net Assets consist of:
Paid in capital		$2,512,350,112
Total accumulated earnings (loss)		2,298,549,536
Net Assets		$4,810,899,648
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,840,573,197 ÷ 20,113,491 shares)(a)		$91.51
Maximum offering price per share (100/94.25 of $91.51)		$97.09
Class M:
Net Asset Value and redemption price per share ($616,180,670 ÷ 7,322,900 shares)(a)		$84.14
Maximum offering price per share (100/96.50 of $84.14)		$87.19
Class C:
Net Asset Value and offering price per share ($385,896,164 ÷ 5,523,872 shares)(a)		$69.86
Class I:
Net Asset Value, offering price and redemption price per share ($1,453,120,363 ÷ 14,225,412 shares)		$102.15
Class Z:
Net Asset Value, offering price and redemption price per share ($515,129,254 ÷ 5,050,051 shares)		$102.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$12,028,008
Income from Fidelity Central Funds (including $49,512 from security lending)		53,746
Total income		12,081,754
Expenses
Management fee	$13,291,314
Transfer agent fees	3,751,425
Distribution and service plan fees	6,123,124
Accounting fees	542,011
Custodian fees and expenses	24,446
Independent trustees' fees and expenses	8,756
Registration fees	144,323
Audit	28,318
Legal	7,216
Interest	964
Miscellaneous	9,813
Total expenses before reductions	23,931,710
Expense reductions	(78,757)
Total expenses after reductions		23,852,953
Net investment income (loss)		(11,771,199)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	201,689,530
Foreign currency transactions	(34,053)
Total net realized gain (loss)		201,655,477
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $708,109)	(139,371,027)
Unfunded commitments	127,890
Assets and liabilities in foreign currencies	(1,775)
Total change in net unrealized appreciation (depreciation)		(139,244,912)
Net gain (loss)		62,410,565
Net increase (decrease) in net assets resulting from operations		$50,639,366

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(11,771,199)	$(17,925,221)
Net realized gain (loss)	201,655,477	676,770,788
Change in net unrealized appreciation (depreciation)	(139,244,912)	874,752,198
Net increase (decrease) in net assets resulting from operations	50,639,366	1,533,597,765
Distributions to shareholders	(600,971,440)	(319,176,570)
Share transactions - net increase (decrease)	482,180,841	184,546,176
Total increase (decrease) in net assets	(68,151,233)	1,398,967,371
Net Assets
Beginning of period	4,879,050,881	3,480,083,510
End of period	$4,810,899,648	$4,879,050,881

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$102.43	$76.36	$52.61	$60.37	$52.11	$37.86
Income from Investment Operations
Net investment income (loss)A,B	(.25)	(.39)	(.12)	.02	(.13)	(.07)
Net realized and unrealized gain (loss)	2.04	33.48	25.35	1.84	12.80	14.95
Total from investment operations	1.79	33.09	25.23	1.86	12.67	14.88
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(12.71)	(7.02)	(1.48)	(9.62)	(4.41)	(.63)
Total distributions	(12.71)	(7.02)	(1.48)	(9.62)	(4.41)	(.63)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$91.51	$102.43	$76.36	$52.61	$60.37	$52.11
Total ReturnD,E,F	.99%	44.80%	48.83%	7.26%	25.43%	39.85%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.97%I	.98%	1.01%	1.03%	1.05%	1.07%
Expenses net of fee waivers, if any	.96%I	.98%	1.01%	1.03%	1.05%	1.07%
Expenses net of all reductions	.96%I	.98%	1.01%	1.02%	1.04%	1.07%
Net investment income (loss)	(.49)%I	(.43)%	(.20)%	.04%	(.23)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,840,573	$1,848,643	$1,339,059	$884,749	$825,118	$637,315
Portfolio turnover rateJ	19%I	44%	40%K	88%	84%	73%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$71.37	$49.28	$57.23	$49.63	$36.14
Income from Investment Operations
Net investment income (loss)A,B	(.35)	(.57)	(.25)	(.10)	(.27)	(.18)
Net realized and unrealized gain (loss)	1.93	31.22	23.71	1.63	12.16	14.26
Total from investment operations	1.58	30.65	23.46	1.53	11.89	14.08
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(12.59)	(6.87)	(1.37)	(9.48)	(4.29)	(.59)
Total distributions	(12.59)	(6.87)	(1.37)	(9.48)	(4.29)	(.59)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$84.14	$95.15	$71.37	$49.28	$57.23	$49.63
Total ReturnD,E,F	.85%	44.47%	48.44%	7.00%	25.09%	39.50%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.21%I	1.23%	1.26%	1.28%	1.31%	1.33%
Expenses net of fee waivers, if any	1.21%I	1.23%	1.26%	1.28%	1.31%	1.33%
Expenses net of all reductions	1.21%I	1.22%	1.26%	1.28%	1.30%	1.33%
Net investment income (loss)	(.73)%I	(.68)%	(.45)%	(.22)%	(.49)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$616,181	$624,534	$464,093	$321,915	$328,709	$274,918
Portfolio turnover rateJ	19%I	44%	40%K	88%	84%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$80.98	$61.67	$42.81	$51.18	$44.86	$32.83
Income from Investment Operations
Net investment income (loss)A,B	(.51)	(.85)	(.46)	(.30)	(.49)	(.35)
Net realized and unrealized gain (loss)	1.76	26.79	20.52	1.22	10.95	12.92
Total from investment operations	1.25	25.94	20.06	.92	10.46	12.57
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(12.37)	(6.63)	(1.20)	(9.29)	(4.14)	(.54)
Total distributions	(12.37)	(6.63)	(1.20)	(9.29)	(4.14)	(.54)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$69.86	$80.98	$61.67	$42.81	$51.18	$44.86
Total ReturnD,E,F	.60%	43.73%	47.69%	6.44%	24.48%	38.79%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.73%I	1.75%	1.77%	1.79%	1.81%	1.83%
Expenses net of fee waivers, if any	1.73%I	1.74%	1.77%	1.79%	1.81%	1.83%
Expenses net of all reductions	1.73%I	1.74%	1.77%	1.78%	1.80%	1.82%
Net investment income (loss)	(1.25)%I	(1.20)%	(.96)%	(.72)%	(.99)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$385,896	$410,661	$343,585	$240,358	$321,616	$237,583
Portfolio turnover rateJ	19%I	44%	40%K	88%	84%	73%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$112.95	$83.56	$57.41	$64.86	$55.69	$40.30
Income from Investment Operations
Net investment income (loss)A,B	(.13)	(.17)	.04	.17	.02	.06
Net realized and unrealized gain (loss)	2.17	36.76	27.72	2.15	13.71	15.96
Total from investment operations	2.04	36.59	27.76	2.32	13.73	16.02
Distributions from net investment income	–	–	–	(.01)	–	–
Distributions from net realized gain	(12.84)	(7.20)	(1.61)	(9.76)	(4.56)	(.63)
Total distributions	(12.84)	(7.20)	(1.61)	(9.77)	(4.56)	(.63)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$102.15	$112.95	$83.56	$57.41	$64.86	$55.69
Total ReturnD,E	1.12%	45.18%	49.22%	7.56%	25.75%	40.26%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.71%H	.72%	.74%	.76%	.78%	.77%
Expenses net of fee waivers, if any	.71%H	.72%	.74%	.76%	.78%	.77%
Expenses net of all reductions	.71%H	.72%	.74%	.76%	.77%	.77%
Net investment income (loss)	(.23)%H	(.18)%	.07%	.30%	.03%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,453,120	$1,470,830	$1,035,091	$674,914	$734,661	$403,024
Portfolio turnover rateI	19%H	44%	40%J	88%	84%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$112.81	$83.44	$57.34	$67.88
Income from Investment Operations
Net investment income (loss)B,C	(.07)	(.06)	.12	.23
Net realized and unrealized gain (loss)	2.18	36.72	27.68	(.90)
Total from investment operations	2.11	36.66	27.80	(.67)
Distributions from net investment income	–	–	–	(.11)
Distributions from net realized gain	(12.92)	(7.29)	(1.70)	(9.76)
Total distributions	(12.92)	(7.29)	(1.70)	(9.87)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$102.00	$112.81	$83.44	$57.34
Total ReturnD,E	1.17%	45.37%	49.39%	2.88%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.59%H	.60%	.62%	.63%H
Expenses net of fee waivers, if any	.59%H	.60%	.62%	.63%H
Expenses net of all reductions	.59%H	.60%	.62%	.62%H
Net investment income (loss)	(.12)%H	(.06)%	.19%	.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$515,129	$524,383	$298,255	$31,619
Portfolio turnover rateI	19%H	44%	40%J	88%H

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
NextEra Energy, Inc.	15.2
Exelon Corp.	10.9
Southern Co.	9.2
Sempra Energy	7.3
Public Service Enterprise Group, Inc.	5.1
FirstEnergy Corp.	4.8
PG&E Corp.	4.8
American Electric Power Co., Inc.	4.7
Edison International	4.6
Dominion Energy, Inc.	4.4
71.0

Top Industries (% of fund's net assets)

As of January 31, 2022
Electric Utilities	65.3%
Multi-Utilities	23.6%
Independent Power and Renewable Electricity Producers	9.4%
Construction & Engineering	0.3%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Utilities Fund

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Quanta Services, Inc.	17,600	$1,807,872
Electric Utilities - 65.3%
Electric Utilities - 65.3%
American Electric Power Co., Inc.	334,217	30,213,217
Duke Energy Corp.	84,640	8,892,278
Edison International	472,590	29,673,926
Entergy Corp.	133,800	14,954,826
Evergy, Inc.	349,924	22,731,063
Exelon Corp.	1,211,372	70,199,007
FirstEnergy Corp.	744,916	31,256,675
NextEra Energy, Inc.	1,250,548	97,692,809
NRG Energy, Inc.	137,915	5,506,946
OGE Energy Corp.	214,800	8,145,216
PG&E Corp. (a)	2,442,389	31,238,155
Southern Co.	854,288	59,364,473
Xcel Energy, Inc.	156,800	10,922,688
		420,791,279
Independent Power and Renewable Electricity Producers - 9.4%
Independent Power Producers & Energy Traders - 7.5%
Clearway Energy, Inc.:
Class A	66,926	2,064,667
Class C	42,898	1,444,805
The AES Corp.	1,273,420	28,244,456
Vistra Corp.	763,827	16,659,067
		48,412,995
Renewable Electricity - 1.9%
NextEra Energy Partners LP (b)	121,257	9,120,952
Sunnova Energy International, Inc. (a)	134,095	2,636,308
		11,757,260

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		60,170,255

Multi-Utilities - 23.6%
Multi-Utilities - 23.6%
CenterPoint Energy, Inc.	808,969	22,942,361
Dominion Energy, Inc.	355,376	28,664,628
NiSource, Inc.	704,252	20,550,073
Public Service Enterprise Group, Inc.	498,605	33,172,191
Sempra Energy	339,000	46,836,240
		152,165,493
TOTAL COMMON STOCKS
(Cost $481,952,499)		634,934,899

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.08% (c)	8,824,827	8,826,592
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	8,907,309	8,908,200
TOTAL MONEY MARKET FUNDS
(Cost $17,734,792)		17,734,792
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $499,687,291)		652,669,691
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(8,592,853)
NET ASSETS - 100%		$644,076,838

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$9,596,579	$81,177,221	$81,947,208	$2,175	$--	$--	$8,826,592	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	21,565,325	24,167,472	36,824,597	4,169	--	--	8,908,200	0.0%
Total	$31,161,904	$105,344,693	$118,771,805	$6,344	$--	$--	$17,734,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$634,934,899	$634,934,899	$--	$--
Money Market Funds	17,734,792	17,734,792	--	--
Total Investments in Securities:	$652,669,691	$652,669,691	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,116,664) — See accompanying schedule: Unaffiliated issuers (cost $481,952,499)	$634,934,899
Fidelity Central Funds (cost $17,734,792)	17,734,792
Total Investment in Securities (cost $499,687,291)		$652,669,691
Receivable for investments sold		247,286
Receivable for fund shares sold		2,243,423
Dividends receivable		257,924
Distributions receivable from Fidelity Central Funds		1,451
Prepaid expenses		1,538
Total assets		655,421,313
Liabilities
Payable for investments purchased	$745,087
Payable for fund shares redeemed	1,157,328
Accrued management fee	276,661
Distribution and service plan fees payable	126,050
Other affiliated payables	104,056
Other payables and accrued expenses	27,093
Collateral on securities loaned	8,908,200
Total liabilities		11,344,475
Net Assets		$644,076,838
Net Assets consist of:
Paid in capital		$489,958,043
Total accumulated earnings (loss)		154,118,795
Net Assets		$644,076,838
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($275,434,442 ÷ 7,553,238 shares)(a)		$36.47
Maximum offering price per share (100/94.25 of $36.47)		$38.69
Class M:
Net Asset Value and redemption price per share ($61,615,195 ÷ 1,685,182 shares)(a)		$36.56
Maximum offering price per share (100/96.50 of $36.56)		$37.89
Class C:
Net Asset Value and offering price per share ($51,313,006 ÷ 1,441,593 shares)(a)		$35.59
Class I:
Net Asset Value, offering price and redemption price per share ($183,308,870 ÷ 4,908,229 shares)		$37.35
Class Z:
Net Asset Value, offering price and redemption price per share ($72,405,325 ÷ 1,940,014 shares)		$37.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$6,537,324
Income from Fidelity Central Funds (including $4,169 from security lending)		6,344
Total income		6,543,668
Expenses
Management fee	$1,547,949
Transfer agent fees	497,867
Distribution and service plan fees	736,584
Accounting fees	109,749
Custodian fees and expenses	2,138
Independent trustees' fees and expenses	1,011
Registration fees	54,563
Audit	24,549
Legal	813
Miscellaneous	1,226
Total expenses before reductions	2,976,449
Expense reductions	(9,026)
Total expenses after reductions		2,967,423
Net investment income (loss)		3,576,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,813,416
Total net realized gain (loss)		6,813,416
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	36,119,537
Assets and liabilities in foreign currencies	(472)
Total change in net unrealized appreciation (depreciation)		36,119,065
Net gain (loss)		42,932,481
Net increase (decrease) in net assets resulting from operations		$46,508,726

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,576,245	$9,817,556
Net realized gain (loss)	6,813,416	25,296,008
Change in net unrealized appreciation (depreciation)	36,119,065	44,043,923
Net increase (decrease) in net assets resulting from operations	46,508,726	79,157,487
Distributions to shareholders	(16,002,297)	(12,048,409)
Share transactions - net increase (decrease)	53,476,745	(118,271,345)
Total increase (decrease) in net assets	83,983,174	(51,162,267)
Net Assets
Beginning of period	560,093,664	611,255,931
End of period	$644,076,838	$560,093,664

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.53	$30.67	$31.73	$31.54	$29.74	$27.59
Income from Investment Operations
Net investment income (loss)A,B	.22	.56	.60	.67	.49	.50
Net realized and unrealized gain (loss)	2.72	3.98	(1.03)	2.81	2.38	2.14
Total from investment operations	2.94	4.54	(.43)	3.48	2.87	2.64
Distributions from net investment income	(.49)	(.68)	(.62)	(.48)	(.49)	(.49)
Distributions from net realized gain	(.51)	–	–C	(2.81)	(.58)	–
Total distributions	(1.00)	(.68)	(.63)D	(3.29)	(1.07)	(.49)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$36.47	$34.53	$30.67	$31.73	$31.54	$29.74
Total ReturnE,F,G	8.51%	14.95%	(1.56)%	11.73%	9.84%	9.87%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.02%J	1.05%	1.06%	1.08%	1.12%	1.12%
Expenses net of fee waivers, if any	1.02%J	1.04%	1.06%	1.07%	1.11%	1.12%
Expenses net of all reductions	1.02%J	1.03%	1.05%	1.06%	1.09%	1.11%
Net investment income (loss)	1.19%J	1.70%	1.88%	2.14%	1.66%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$275,434	$254,388	$249,158	$268,246	$173,999	$160,040
Portfolio turnover rateK	20%J	45%	80%L	56%	106%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.57	$30.71	$31.77	$31.58	$29.77	$27.62
Income from Investment Operations
Net investment income (loss)A,B	.17	.47	.51	.58	.41	.42
Net realized and unrealized gain (loss)	2.71	3.99	(1.03)	2.81	2.38	2.14
Total from investment operations	2.88	4.46	(.52)	3.39	2.79	2.56
Distributions from net investment income	(.38)	(.60)	(.53)	(.39)	(.40)	(.41)
Distributions from net realized gain	(.51)	–	–C	(2.81)	(.58)	–
Total distributions	(.89)	(.60)	(.54)D	(3.20)	(.98)	(.41)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$36.56	$34.57	$30.71	$31.77	$31.58	$29.77
Total ReturnE,F,G	8.33%	14.63%	(1.82)%	11.38%	9.53%	9.51%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.30%J	1.32%	1.33%	1.36%	1.41%	1.41%
Expenses net of fee waivers, if any	1.30%J	1.32%	1.33%	1.36%	1.41%	1.41%
Expenses net of all reductions	1.30%J	1.31%	1.33%	1.35%	1.39%	1.41%
Net investment income (loss)	.92%J	1.42%	1.60%	1.86%	1.36%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$61,615	$58,065	$58,773	$61,741	$46,669	$48,152
Portfolio turnover rateK	20%J	45%	80%L	56%	106%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.60	$29.83	$30.90	$30.81	$29.07	$26.98
Income from Investment Operations
Net investment income (loss)A,B	.08	.30	.35	.42	.26	.29
Net realized and unrealized gain (loss)	2.63	3.88	(1.01)	2.74	2.33	2.09
Total from investment operations	2.71	4.18	(.66)	3.16	2.59	2.38
Distributions from net investment income	(.20)	(.41)	(.40)	(.26)	(.27)	(.29)
Distributions from net realized gain	(.51)	–	–C	(2.81)	(.58)	–
Total distributions	(.72)D	(.41)	(.41)D	(3.07)	(.85)	(.29)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$35.59	$33.60	$29.83	$30.90	$30.81	$29.07
Total ReturnE,F,G	8.04%	14.10%	(2.28)%	10.87%	9.04%	9.01%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.78%J	1.80%	1.81%	1.83%	1.87%	1.87%
Expenses net of fee waivers, if any	1.78%J	1.80%	1.81%	1.83%	1.87%	1.87%
Expenses net of all reductions	1.78%J	1.79%	1.80%	1.82%	1.85%	1.86%
Net investment income (loss)	.44%J	.94%	1.12%	1.39%	.90%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$51,313	$49,312	$63,458	$66,525	$53,099	$56,964
Portfolio turnover rateK	20%J	45%	80%L	56%	106%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.39	$31.40	$32.47	$32.21	$30.35	$28.14
Income from Investment Operations
Net investment income (loss)A,B	.27	.66	.71	.76	.59	.59
Net realized and unrealized gain (loss)	2.78	4.10	(1.07)	2.88	2.43	2.17
Total from investment operations	3.05	4.76	(.36)	3.64	3.02	2.76
Distributions from net investment income	(.58)	(.77)	(.71)	(.58)	(.58)	(.55)
Distributions from net realized gain	(.51)	–	–C	(2.81)	(.58)	–
Total distributions	(1.09)	(.77)	(.71)	(3.38)D	(1.16)	(.55)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$37.35	$35.39	$31.40	$32.47	$32.21	$30.35
Total ReturnE,F	8.62%	15.30%	(1.30)%	12.04%	10.14%	10.17%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.75%I	.77%	.79%	.81%	.84%	.85%
Expenses net of fee waivers, if any	.75%I	.77%	.78%	.80%	.84%	.85%
Expenses net of all reductions	.75%I	.76%	.78%	.79%	.82%	.84%
Net investment income (loss)	1.46%I	1.97%	2.15%	2.41%	1.93%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$183,309	$143,582	$187,833	$229,777	$55,462	$46,943
Portfolio turnover rateJ	20%I	45%	80%K	56%	106%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$35.38	$31.42	$32.48	$33.14
Income from Investment Operations
Net investment income (loss)B,C	.29	.71	.74	.63
Net realized and unrealized gain (loss)	2.79	4.08	(1.04)	2.13
Total from investment operations	3.08	4.79	(.30)	2.76
Distributions from net investment income	(.63)	(.83)	(.75)	(.61)
Distributions from net realized gain	(.51)	–	–D	(2.81)
Total distributions	(1.14)	(.83)	(.76)E	(3.42)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$37.32	$35.38	$31.42	$32.48
Total ReturnF,G	8.69%	15.41%	(1.15)%	9.04%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.63%J	.64%	.65%	.66%J
Expenses net of fee waivers, if any	.63%J	.64%	.65%	.66%J
Expenses net of all reductions	.63%J	.63%	.64%	.64%J
Net investment income (loss)	1.59%J	2.10%	2.29%	2.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$72,405	$54,746	$52,034	$17,071
Portfolio turnover rateK	20%J	45%	80%L	56%J

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 38,284,004	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$1.35 - $8.90/$5.12	Increase
			Discount rate	20.5% - 10.0%/9.3	Decrease
		Discounted cash flow	Discount rate	8.0% - 10%/9.3%	Decrease
			Discount for lack of marketability	10%	Decrease
			Probability rate	0.6% - 50.0%/18.7%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$91,050,366	Market comparable	Enterprise value/Sales multiple (EV/S)	4.3 – 12.0/8.3	Increase
			Price/Earnings multiple (P/E)	7.1	Increase
			Enterprise value/Gross profit (EV/GP)	12.5	Increase
			Discount for lack of marketability	15.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$1.11 - $609.32/$196.89	Increase
			Discount rate	75.0%	Decrease
			Premium Rate	20.2% - 27.4%/25.4%	Increase
Preferred Securities	$4,405,056	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Energy Fund	99,824
Fidelity Advisor Technology Fund	159,958

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses, capital loss carryforwards, partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$1,917,454,912	$582,705,924	$(340,917,733)	$241,788,191
Fidelity Advisor Consumer Discretionary Fund	360,211,830	258,956,549	(16,454,721)	242,501,828
Fidelity Advisor Energy Fund	680,561,211	268,651,094	(7,734,809)	260,916,285
Fidelity Advisor Financial Services Fund	455,790,286	146,855,635	(6,652,962)	140,202,673
Fidelity Advisor Health Care Fund	4,933,816,936	2,017,760,149	(613,539,612)	1,404,220,537
Fidelity Advisor Industrials Fund	529,790,154	85,345,061	(18,205,011)	67,140,050
Fidelity Advisor Semiconductors Fund	585,014,599	360,835,862	(19,691,022)	341,144,840
Fidelity Advisor Technology Fund	2,608,450,972	2,456,459,355	(245,836,978)	2,210,622,377
Fidelity Advisor Utilities Fund	500,862,897	158,009,005	(6,202,211)	151,806,794

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Advisor Energy Fund	(174,302,264)	(155,928,212)	(330,230,476)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Fidelity Advisor Biotechnology Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Semiconductors Fund and Fidelity Advisor Technology Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Health Care Fund	5,597,126.09

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	608,116,672	889,701,926
Fidelity Advisor Consumer Discretionary Fund	123,610,288	238,742,324
Fidelity Advisor Energy Fund	320,133,610	162,927,115
Fidelity Advisor Financial Services Fund	176,661,521	91,265,434
Fidelity Advisor Health Care Fund	1,037,041,083	1,217,473,081
Fidelity Advisor Industrials Fund	428,760,899	484,571,854
Fidelity Advisor Semiconductors Fund	278,053,230	111,166,656
Fidelity Advisor Technology Fund	468,361,801	624,501,096
Fidelity Advisor Utilities Fund	105,754,746	58,077,568

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.22%	.52%
Fidelity Advisor Consumer Discretionary Fund	.30%	.22%	.52%
Fidelity Advisor Energy Fund	.30%	.22%	.52%
Fidelity Advisor Financial Services Fund	.30%	.22%	.52%
Fidelity Advisor Health Care Fund	.30%	.22%	.52%
Fidelity Advisor Industrials Fund	.30%	.22%	.52%
Fidelity Advisor Semiconductors Fund	.30%	.22%	.52%
Fidelity Advisor Technology Fund	.30%	.22%	.52%
Fidelity Advisor Utilities Fund	.30%	.22%	.52%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	-%	.25%	$1,001,215	$5,502
Class M	.25%	.25%	396,174	–
Class C	.75%	.25%	1,515,839	86,293
			$2,913,228	$91,795
Fidelity Advisor Consumer Discretionary Fund
Class A	-%	.25%	$324,598	$13,312
Class M	.25%	.25%	121,626	–
Class C	.75%	.25%	422,623	67,947
			$868,847	$81,259
Fidelity Advisor Energy Fund
Class A	-%	.25%	$246,226	$8,758
Class M	.25%	.25%	175,869	–
Class C	.75%	.25%	306,471	42,120
			$728,566	$50,878
Fidelity Advisor Financial Services Fund
Class A	-%	.25%	$250,184	$5,910
Class M	.25%	.25%	170,754	–
Class C	.75%	.25%	312,504	49,299
			$733,442	$55,209
Fidelity Advisor Health Care Fund
Class A	-%	.25%	$2,145,729	$54,575
Class M	.25%	.25%	981,038	–
Class C	.75%	.25%	3,337,807	352,584
			$6,464,574	$407,159
Fidelity Advisor Industrials Fund
Class A	-%	.25%	$328,106	$693
Class M	.25%	.25%	143,096	–
Class C	.75%	.25%	266,676	25,470
			$737,878	$26,163
Fidelity Advisor Semiconductors Fund
Class A	-%	.25%	$425,979	$14,245
Class M	.25%	.25%	147,434	–
Class C	.75%	.25%	507,744	93,496
			$1,081,157	$107,741
Fidelity Advisor Technology Fund
Class A	-%	.25%	$2,404,185	$18,945
Class M	.25%	.25%	1,624,312	–
Class C	.75%	.25%	2,094,627	208,044
			$6,123,124	$226,989
Fidelity Advisor Utilities Fund
Class A	-%	.25%	$331,227	$3,288
Class M	.25%	.25%	150,868	–
Class C	.75%	.25%	254,489	29,495
			$736,584	$32,783

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$74,998
Class M	7,077
Class C(a)	1,149
$83,224
Fidelity Advisor Consumer Discretionary Fund
Class A	$49,143
Class M	5,095
Class C(a)	1,633
$55,871
Fidelity Advisor Energy Fund
Class A	$63,554
Class M	4,583
Class C(a)	252
$68,389
Fidelity Advisor Financial Services Fund
Class A	$65,490
Class M	5,536
Class C(a)	882
$71,908
Fidelity Advisor Health Care Fund
Class A	$239,723
Class M	25,463
Class C(a)	2,888
$268,074
Fidelity Advisor Industrials Fund
Class A	$20,353
Class M	2,562
Class C(a)	251
$23,166
Fidelity Advisor Semiconductors Fund
Class A	$253,453
Class M	8,966
Class C(a)	634
$263,053
Fidelity Advisor Technology Fund
Class A	$293,824
Class M	22,328
Class C(a)	4,909
$321,061
Fidelity Advisor Utilities Fund
Class A	$33,362
Class M	5,623
Class C(a)	342
$39,327

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Advisor Biotechnology Fund
Class A	$729,493.18
Class M	162,827.21
Class C	274,675.18
Class I	915,933.17
Class Z	18,100.04
	$2,101,028
Fidelity Advisor Consumer Discretionary Fund
Class A	$229,809.18
Class M	45,481.19
Class C	76,162.18
Class I	191,673.16
Class Z	17,539.04
	$560,664
Fidelity Advisor Energy Fund
Class A	$218,958.22
Class M	85,585.24
Class C	61,703.20
Class I	177,214.17
Class Z	24,149.04
	$567,609
Fidelity Advisor Financial Services Fund
Class A	$182,740.18
Class M	60,888.18
Class C	58,506.19
Class I	101,043.15
Class Z	11,817.04
	$414,994
Fidelity Advisor Health Care Fund
Class A	$1,478,488.17
Class M	335,960.17
Class C	580,568.17
Class I	2,769,358.16
Class Z	192,159.04
	$5,356,533
Fidelity Advisor Industrials Fund
Class A	$234,160.18
Class M	52,483.18
Class C	49,009.18
Class I	200,243.16
Class Z	9,888.04
	$545,783
Fidelity Advisor Semiconductors Fund
Class A	$295,366.17
Class M	49,046.17
Class C	90,379.18
Class I	263,474.16
Class Z	8,580.04
	$706,845
Fidelity Advisor Technology Fund
Class A	$1,569,981.16
Class M	508,019.16
Class C	367,531.18
Class I	1,193,739.16
Class Z	112,155.04
	$3,751,425
Fidelity Advisor Utilities Fund
Class A	$243,983.18
Class M	63,288.21
Class C	49,252.19
Class I	129,861.16
Class Z	11,483.04
	$497,867

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.04
Fidelity Advisor Financial Services Fund	.04
Fidelity Advisor Health Care Fund	.02
Fidelity Advisor Industrials Fund	.04
Fidelity Advisor Semiconductors Fund	.03
Fidelity Advisor Technology Fund	.02
Fidelity Advisor Utilities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Biotechnology Fund	$25,254
Fidelity Advisor Consumer Discretionary Fund	1,259
Fidelity Advisor Energy Fund	7,771
Fidelity Advisor Financial Services Fund	1,495
Fidelity Advisor Health Care Fund	24,505
Fidelity Advisor Industrials Fund	7,245
Fidelity Advisor Semiconductors Fund	3,218
Fidelity Advisor Technology Fund	5,571
Fidelity Advisor Utilities Fund	1,315

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Biotechnology Fund	Borrower	$42,699,000.32%		$747
Fidelity Advisor Consumer Discretionary Fund	Borrower	$6,369,490.31%		$2,728
Fidelity Advisor Financial Services Fund	Borrower	$9,574,500.32%		$168
Fidelity Advisor Health Care Fund	Borrower	$28,446,200.32%		$1,245
Fidelity Advisor Industrials Fund	Borrower	$19,491,500.32%		$341
Fidelity Advisor Technology Fund	Borrower	$10,017,727.32%		$964

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Biotechnology Fund	39,851,678	109,961,166	9,025,962
Fidelity Advisor Consumer Discretionary Fund	14,921,823	10,762,352	829,651
Fidelity Advisor Energy Fund	47,719,599	4,041,693	1,175,205
Fidelity Advisor Financial Services Fund	7,682,390	2,173,923	387,203
Fidelity Advisor Health Care Fund	109,782,495	54,959,838	9,861,838
Fidelity Advisor Industrials Fund	22,351,574	17,731,447	2,945,379
Fidelity Advisor Semiconductors Fund	18,017,818	3,488,914	755,970
Fidelity Advisor Technology Fund	63,772,338	42,312,608	5,711,382
Fidelity Advisor Utilities Fund	3,039,179	62,693	7,439

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Advisor Health Care Fund	1,437
Fidelity Advisor Technology Fund	1,212

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Biotechnology Fund	$2,027
Fidelity Advisor Consumer Discretionary Fund	577
Fidelity Advisor Energy Fund	483
Fidelity Advisor Financial Services Fund	397
Fidelity Advisor Health Care Fund	5,723
Fidelity Advisor Industrials Fund	532
Fidelity Advisor Semiconductors Fund	618
Fidelity Advisor Technology Fund	3,962
Fidelity Advisor Utilities Fund	455

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Biotechnology Fund	$155,624	$76,614	$1,746,550
Fidelity Advisor Consumer Discretionary Fund	$763	$–	$–
Fidelity Advisor Energy Fund	$899	$–	$–
Fidelity Advisor Financial Services Fund	$65	$–	$–
Fidelity Advisor Health Care Fund	$32,428	$55,503	$6,500,080
Fidelity Advisor Industrials Fund	$297	$–	$–
Fidelity Advisor Semiconductors Fund	$974	$–	$–
Fidelity Advisor Technology Fund	$5,122	$–	$–
Fidelity Advisor Utilities Fund	$408	$–	$–

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Consumer Discretionary Fund	$565,267.58%		$137

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Advisor Technology Fund	–	3

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$37,310
Fidelity Advisor Consumer Discretionary Fund	11,065
Fidelity Advisor Energy Fund	9,636
Fidelity Advisor Financial Services Fund	7,675
Fidelity Advisor Health Care Fund	109,601
Fidelity Advisor Industrials Fund	10,109
Fidelity Advisor Semiconductors Fund	13,948
Fidelity Advisor Technology Fund	78,754
Fidelity Advisor Utilities Fund	9,026

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$130,319,244	$67,637,073
Class M	27,260,186	14,175,139
Class C	56,696,827	38,418,019
Class I	161,275,421	101,042,657
Class Z	13,691,301	6,917,398
Total	$389,242,979	$228,190,286
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$16,168,903	$2,799,807
Class M	3,125,065	644,893
Class C	6,086,253	1,412,829
Class I	13,848,199	2,190,120
Class Z	5,612,122	778,378
Total	$44,840,542	$7,826,027
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$4,229,996	$3,957,441
Class M	1,304,332	1,322,704
Class C	978,471	1,232,239
Class I	4,763,295	5,542,085
Class Z	3,498,287	1,451,982
Total	$14,774,381	$13,506,451
Fidelity Advisor Financial Services Fund
Distributions to shareholders
Class A	$8,215,339	$3,032,802
Class M	2,766,606	897,549
Class C	2,294,171	858,669
Class I	5,648,531	1,637,605
Class Z	2,085,902	806,152
Total	$21,010,549	$7,232,777
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$103,562,278	$85,254,822
Class M	25,573,625	21,586,340
Class C	52,054,574	45,636,281
Class I	186,427,506	163,297,556
Class Z	53,845,065	40,256,853
Total	$421,463,048	$356,031,852
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$48,588,149	$1,360,586
Class M	10,790,177	326,687
Class C	10,635,221	410,014
Class I	43,185,214	1,091,334
Class Z	8,702,749	227,127
Total	$121,901,510	$3,415,748
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$16,894,167	$8,071,050
Class M	3,024,406	1,689,234
Class C	5,665,807	3,556,245
Class I	15,905,080	7,098,112
Class Z	2,418,893	517,662
Total	$43,908,353	$20,932,303
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$228,756,673	$121,011,582
Class M	82,459,538	44,308,653
Class C	60,838,976	36,326,601
Class I	166,955,477	89,512,609
Class Z	61,960,776	28,017,125
Total	$600,971,440	$319,176,570
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$7,261,470	$5,044,520
Class M	1,469,572	1,092,413
Class C	1,031,681	758,565
Class I	4,601,450	3,725,913
Class Z	1,638,124	1,426,998
Total	$16,002,297	$12,048,409

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year endedJuly 31, 2021	Six months ended January 31, 2022	Year endedJuly 31, 2021
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	2,358,636	4,988,031	$70,709,561	$167,392,479
Reinvestment of distributions	4,440,751	1,799,881	118,923,318	61,715,324
Shares redeemed	(3,193,770)	(5,261,146)	(96,279,272)	(174,179,391)
Net increase (decrease)	3,605,617	1,526,766	$93,353,607	$54,928,412
Class M
Shares sold	304,727	995,337	$8,659,434	$30,881,501
Reinvestment of distributions	1,096,054	439,075	26,962,923	14,041,249
Shares redeemed	(645,926)	(1,081,193)	(18,103,842)	(33,432,255)
Net increase (decrease)	754,855	353,219	$17,518,515	$11,490,495
Class C
Shares sold	481,596	1,153,351	$11,869,476	$31,874,274
Reinvestment of distributions	2,615,104	1,317,196	55,231,000	37,235,282
Shares redeemed	(2,948,883)	(5,015,655)	(71,952,905)	(138,031,651)
Net increase (decrease)	147,817	(2,545,108)	$(4,852,429)	$(68,922,095)
Class I
Shares sold	2,854,939	7,356,978	$91,954,158	$261,275,855
Reinvestment of distributions	4,712,583	2,327,200	137,418,921	85,623,933
Shares redeemed	(7,122,505)	(10,342,724)	(228,446,294)	(368,212,581)
Net increase (decrease)	445,017	(658,546)	$926,785	$(21,312,793)
Class Z
Shares sold	449,729	1,700,116	$14,600,439	$60,995,095
Reinvestment of distributions	396,056	154,329	11,564,840	5,683,821
Shares redeemed	(602,982)	(1,185,293)	(19,184,789)	(41,706,292)
Net increase (decrease)	242,803	669,152	$6,980,490	$24,972,624
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	465,354	1,888,408	$21,463,693	$80,090,408
Reinvestment of distributions	360,795	66,769	15,705,415	2,706,144
Shares redeemed	(666,041)	(1,018,441)	(30,516,636)	(42,259,203)
Net increase (decrease)	160,108	936,736	$6,652,472	$40,537,349
Class M
Shares sold	50,518	259,712	$2,179,589	$9,990,943
Reinvestment of distributions	76,937	17,054	3,082,116	639,182
Shares redeemed	(90,091)	(218,708)	(3,749,682)	(8,336,487)
Net increase (decrease)	37,364	58,058	$1,512,023	$2,293,638
Class C
Shares sold	119,462	655,073	$4,284,861	$21,563,514
Reinvestment of distributions	180,010	43,840	6,046,548	1,398,073
Shares redeemed	(297,574)	(754,233)	(10,467,036)	(24,941,149)
Net increase (decrease)	1,898	(55,320)	$(135,627)	$(1,979,562)
Class I
Shares sold	592,772	3,455,093	$29,923,178	$157,028,268
Reinvestment of distributions	261,935	44,468	12,486,421	1,963,243
Shares redeemed	(1,861,935)	(1,976,394)	(91,276,828)	(87,428,646)
Net increase (decrease)	(1,007,228)	1,523,167	$(48,867,229)	$71,562,865
Class Z
Shares sold	388,308	1,465,692	$20,007,698	$66,408,699
Reinvestment of distributions	92,881	14,813	4,440,626	656,091
Shares redeemed	(1,062,305)	(1,056,481)	(51,246,816)	(46,924,459)
Net increase (decrease)	(581,116)	424,024	$(26,798,492)	$20,140,331
Fidelity Advisor Energy Fund
Class A
Shares sold	1,813,743	2,907,447	$52,957,653	$61,561,652
Reinvestment of distributions	154,395	210,429	4,035,886	3,850,848
Shares redeemed	(1,684,383)	(2,580,719)	(45,317,855)	(51,778,100)
Net increase (decrease)	283,755	537,157	$11,675,684	$13,634,400
Class M
Shares sold	501,984	839,687	$14,654,609	$18,722,946
Reinvestment of distributions	47,378	68,479	1,273,515	1,287,399
Shares redeemed	(426,253)	(899,666)	(11,583,789)	(19,016,017)
Net increase (decrease)	123,109	8,500	$4,344,335	$994,328
Class C
Shares sold	319,098	660,725	$8,466,519	$13,081,023
Reinvestment of distributions	39,776	71,624	954,633	1,205,425
Shares redeemed	(488,492)	(1,105,766)	(12,070,570)	(20,525,961)
Net increase (decrease)	(129,618)	(373,417)	$(2,649,418)	$(6,239,513)
Class I
Shares sold	3,987,750	5,149,259	$124,433,465	$116,152,508
Reinvestment of distributions	152,645	263,571	4,219,114	5,089,551
Shares redeemed	(1,906,267)	(7,136,273)	(54,397,739)	(156,749,306)
Net increase (decrease)	2,234,128	(1,723,443)	$74,254,840	$(35,507,247)
Class Z
Shares sold	4,274,613	2,898,214	$128,323,672	$64,509,553
Reinvestment of distributions	121,637	73,062	3,353,536	1,407,175
Shares redeemed	(1,597,362)	(2,014,101)	(47,017,648)	(43,525,755)
Net increase (decrease)	2,798,888	957,175	$84,659,560	$22,390,973
Fidelity Advisor Financial Services Fund
Class A
Shares sold	1,160,280	1,796,629	$34,962,348	$47,892,115
Reinvestment of distributions	277,978	129,951	7,866,786	2,873,224
Shares redeemed	(522,037)	(1,368,007)	(15,573,401)	(31,660,283)
Net increase (decrease)	916,221	558,573	$27,255,733	$19,105,056
Class M
Shares sold	603,281	723,923	$17,943,123	$18,609,730
Reinvestment of distributions	97,289	40,416	2,722,139	884,297
Shares redeemed	(269,048)	(566,967)	(7,822,579)	(12,817,995)
Net increase (decrease)	431,522	197,372	$12,842,683	$6,676,032
Class C
Shares sold	413,933	492,379	$11,627,457	$11,952,885
Reinvestment of distributions	86,295	41,102	2,279,042	850,822
Shares redeemed	(277,104)	(845,925)	(7,717,814)	(18,090,556)
Net increase (decrease)	223,124	(312,444)	$6,188,685	$(5,286,849)
Class I
Shares sold	2,018,073	3,715,913	$63,406,254	$99,892,222
Reinvestment of distributions	187,755	67,057	5,484,338	1,527,568
Shares redeemed	(1,036,826)	(4,342,939)	(31,455,203)	(100,735,420)
Net increase (decrease)	1,169,002	(559,969)	$37,435,389	$684,370
Class Z
Shares sold	1,458,657	1,013,230	$45,206,174	$26,606,909
Reinvestment of distributions	66,623	34,717	1,941,402	789,123
Shares redeemed	(819,718)	(1,028,965)	(24,897,859)	(23,032,643)
Net increase (decrease)	705,562	18,982	$22,249,717	$4,363,389
Fidelity Advisor Health Care Fund
Class A
Shares sold	2,128,177	5,308,631	$142,636,293	$348,242,413
Reinvestment of distributions	1,495,403	1,258,713	96,348,834	80,205,218
Shares redeemed	(2,080,439)	(4,096,600)	(138,540,235)	(266,221,815)
Net increase (decrease)	1,543,141	2,470,744	$100,444,892	$162,225,816
Class M
Shares sold	249,431	673,573	$15,472,305	$40,682,436
Reinvestment of distributions	424,496	359,459	25,096,220	21,182,904
Shares redeemed	(417,976)	(942,777)	(25,629,337)	(56,902,516)
Net increase (decrease)	255,951	90,255	$14,939,188	$4,962,824
Class C
Shares sold	653,098	2,054,175	$33,655,653	$103,378,959
Reinvestment of distributions	1,046,899	903,363	50,596,635	44,382,226
Shares redeemed	(1,618,137)	(3,635,928)	(81,797,147)	(184,781,965)
Net increase (decrease)	81,860	(678,390)	$2,455,141	$(37,020,780)
Class I
Shares sold	5,675,036	16,464,289	$415,935,013	$1,172,808,851
Reinvestment of distributions	2,309,604	2,063,590	164,674,774	144,306,867
Shares redeemed	(6,178,664)	(12,044,029)	(447,168,823)	(860,852,926)
Net increase (decrease)	1,805,976	6,483,850	$133,440,964	$456,262,792
Class Z
Shares sold	2,205,611	5,525,911	$160,729,640	$396,687,588
Reinvestment of distributions	589,521	465,787	42,068,205	32,581,809
Shares redeemed	(2,009,836)	(2,678,428)	(142,420,614)	(192,046,547)
Net increase (decrease)	785,296	3,313,270	$60,377,231	$237,222,850
Fidelity Advisor Industrials Fund
Class A
Shares sold	336,645	1,076,584	$14,303,795	$45,468,071
Reinvestment of distributions	1,213,527	31,089	45,749,970	1,282,422
Shares redeemed	(662,673)	(1,224,035)	(28,010,829)	(49,828,306)
Net increase (decrease)	887,499	(116,362)	$32,042,936	$(3,077,813)
Class M
Shares sold	87,310	206,166	$3,700,323	$8,359,636
Reinvestment of distributions	291,263	8,025	10,619,447	321,903
Shares redeemed	(115,289)	(305,322)	(4,762,812)	(12,251,726)
Net increase (decrease)	263,284	(91,131)	$9,556,958	$(3,570,187)
Class C
Shares sold	52,505	294,036	$1,914,815	$10,618,840
Reinvestment of distributions	332,089	11,359	10,553,774	407,004
Shares redeemed	(262,314)	(725,513)	(9,471,239)	(25,842,698)
Net increase (decrease)	122,280	(420,118)	$2,997,350	$(14,816,854)
Class I
Shares sold	916,889	3,168,353	$41,355,703	$136,049,117
Reinvestment of distributions	874,167	19,975	35,517,393	876,709
Shares redeemed	(1,193,433)	(1,524,607)	(53,836,546)	(66,684,423)
Net increase (decrease)	597,623	1,663,721	$23,036,550	$70,241,403
Class Z
Shares sold	288,915	750,481	$12,883,218	$33,098,948
Reinvestment of distributions	127,360	3,549	5,164,450	155,552
Shares redeemed	(602,280)	(534,468)	(25,591,678)	(23,973,370)
Net increase (decrease)	(186,005)	219,562	$(7,544,010)	$9,281,130
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	1,795,796	2,272,508	$94,466,056	$92,361,798
Reinvestment of distributions	305,158	209,688	16,570,062	7,894,748
Shares redeemed	(725,354)	(1,139,468)	(36,710,226)	(44,250,742)
Net increase (decrease)	1,375,600	1,342,728	$74,325,892	$56,005,804
Class M
Shares sold	200,331	264,285	$10,140,765	$10,045,601
Reinvestment of distributions	58,420	46,894	2,991,086	1,671,302
Shares redeemed	(145,248)	(205,061)	(7,110,145)	(7,535,130)
Net increase (decrease)	113,503	106,118	$6,021,706	$4,181,773
Class C
Shares sold	513,561	603,785	$22,556,798	$20,475,892
Reinvestment of distributions	126,023	112,361	5,653,413	3,542,734
Shares redeemed	(278,094)	(758,704)	(11,807,943)	(24,960,249)
Net increase (decrease)	361,490	(42,558)	$16,402,268	$(941,623)
Class I
Shares sold	2,606,367	3,218,643	$147,887,688	$138,779,272
Reinvestment of distributions	250,734	170,390	14,570,164	6,832,623
Shares redeemed	(1,489,053)	(2,173,312)	(83,757,362)	(89,960,875)
Net increase (decrease)	1,368,048	1,215,721	$78,700,490	$55,651,020
Class Z
Shares sold	551,868	440,987	$31,902,002	$19,153,328
Reinvestment of distributions	35,604	11,859	2,067,182	474,851
Shares redeemed	(159,385)	(158,845)	(8,826,565)	(6,852,204)
Net increase (decrease)	428,087	294,001	$25,142,619	$12,775,975
Fidelity Advisor Technology Fund
Class A
Shares sold	1,401,547	3,227,692	$144,565,381	$287,807,384
Reinvestment of distributions	2,240,274	1,308,684	218,314,667	115,478,310
Shares redeemed	(1,575,850)	(4,026,118)	(160,890,177)	(359,897,290)
Net increase (decrease)	2,065,971	510,258	$201,989,871	$43,388,404
Class M
Shares sold	379,311	1,097,418	$36,577,080	$90,166,670
Reinvestment of distributions	907,716	530,803	81,358,571	43,573,593
Shares redeemed	(528,121)	(1,566,784)	(49,470,219)	(129,813,793)
Net increase (decrease)	758,906	61,437	$68,465,432	$3,926,470
Class C
Shares sold	309,343	926,376	$25,056,573	$65,390,790
Reinvestment of distributions	804,256	509,178	59,884,931	35,688,322
Shares redeemed	(661,057)	(1,935,386)	(52,216,229)	(138,574,238)
Net increase (decrease)	452,542	(499,832)	$32,725,275	$(37,495,126)
Class I
Shares sold	1,772,363	4,485,105	$201,860,243	$437,609,448
Reinvestment of distributions	1,447,115	859,806	157,373,714	83,530,124
Shares redeemed	(2,015,751)	(4,711,105)	(226,967,563)	(453,488,874)
Net increase (decrease)	1,203,727	633,806	$132,266,394	$67,650,698
Class Z
Shares sold	855,214	2,665,827	$97,881,870	$261,760,082
Reinvestment of distributions	520,545	257,979	56,520,804	25,013,683
Shares redeemed	(973,915)	(1,849,927)	(107,668,805)	(179,698,035)
Net increase (decrease)	401,844	1,073,879	$46,733,869	$107,075,730
Fidelity Advisor Utilities Fund
Class A
Shares sold	659,139	1,125,170	$23,935,998	$37,451,800
Reinvestment of distributions	192,102	150,513	7,021,337	4,887,151
Shares redeemed	(664,300)	(2,032,740)	(23,904,031)	(65,836,825)
Net increase (decrease)	186,941	(757,057)	$7,053,304	$(23,497,874)
Class M
Shares sold	74,454	192,689	$2,688,609	$6,319,115
Reinvestment of distributions	39,501	33,030	1,448,099	1,075,800
Shares redeemed	(108,246)	(460,032)	(3,879,992)	(15,128,321)
Net increase (decrease)	5,709	(234,313)	$256,716	$(7,733,406)
Class C
Shares sold	129,014	244,717	$4,513,530	$7,862,719
Reinvestment of distributions	28,802	23,775	1,028,535	754,630
Shares redeemed	(183,995)	(928,065)	(6,435,878)	(29,528,468)
Net increase (decrease)	(26,179)	(659,573)	$(893,813)	$(20,911,119)
Class I
Shares sold	1,313,640	1,291,889	$48,964,896	$43,574,208
Reinvestment of distributions	120,516	110,504	4,509,703	3,670,947
Shares redeemed	(583,460)	(3,326,028)	(21,490,211)	(109,800,472)
Net increase (decrease)	850,696	(1,923,635)	$31,984,388	$(62,555,317)
Class Z
Shares sold	718,200	776,806	$26,955,766	$25,983,383
Reinvestment of distributions	34,144	32,015	1,276,650	1,062,593
Shares redeemed	(359,616)	(917,828)	(13,156,266)	(30,619,605)
Net increase (decrease)	392,728	(109,007)	$15,076,150	$(3,573,629)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Advisor Biotechnology Fund
Class A	1.00%
Actual		$1,000.00	$873.10	$4.72
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class M	1.27%
Actual		$1,000.00	$872.00	$5.99
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class C	1.74%
Actual		$1,000.00	$870.30	$8.20
Hypothetical-C		$1,000.00	$1,016.43	$8.84
Class I	.73%
Actual		$1,000.00	$874.60	$3.45
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class Z	.61%
Actual		$1,000.00	$874.90	$2.88
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Fidelity Advisor Consumer Discretionary Fund
Class A	1.01%
Actual		$1,000.00	$951.30	$4.97
Hypothetical-C		$1,000.00	$1,020.11	$5.14
Class M	1.27%
Actual		$1,000.00	$950.10	$6.24
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class C	1.76%
Actual		$1,000.00	$948.00	$8.64
Hypothetical-C		$1,000.00	$1,016.33	$8.94
Class I	.75%
Actual		$1,000.00	$952.60	$3.69
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class Z	.62%
Actual		$1,000.00	$953.40	$3.05
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Fidelity Advisor Energy Fund
Class A	1.07%
Actual		$1,000.00	$1,392.30	$6.45
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class M	1.34%
Actual		$1,000.00	$1,390.40	$8.07
Hypothetical-C		$1,000.00	$1,018.45	$6.82
Class C	1.80%
Actual		$1,000.00	$1,387.40	$10.83
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Class I	.76%
Actual		$1,000.00	$1,394.60	$4.59
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class Z	.64%
Actual		$1,000.00	$1,395.70	$3.86
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Fidelity Advisor Financial Services Fund
Class A	1.03%
Actual		$1,000.00	$1,096.00	$5.44
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class M	1.28%
Actual		$1,000.00	$1,094.60	$6.76
Hypothetical-C		$1,000.00	$1,018.75	$6.51
Class C	1.79%
Actual		$1,000.00	$1,092.10	$9.44
Hypothetical-C		$1,000.00	$1,016.18	$9.10
Class I	.75%
Actual		$1,000.00	$1,097.60	$3.97
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class Z	.64%
Actual		$1,000.00	$1,097.90	$3.38
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Fidelity Advisor Health Care Fund
Class A	.97%
Actual		$1,000.00	$880.10	$4.60
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class M	1.22%
Actual		$1,000.00	$879.10	$5.78
Hypothetical-C		$1,000.00	$1,019.06	$6.21
Class C	1.72%
Actual		$1,000.00	$876.80	$8.14
Hypothetical-C		$1,000.00	$1,016.53	$8.74
Class I	.71%
Actual		$1,000.00	$881.30	$3.37
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class Z	.59%
Actual		$1,000.00	$881.90	$2.80
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Fidelity Advisor Industrials Fund
Class A	1.02%
Actual		$1,000.00	$972.20	$5.07
Hypothetical-C		$1,000.00	$1,020.06	$5.19
Class M	1.27%
Actual		$1,000.00	$970.90	$6.31
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class C	1.77%
Actual		$1,000.00	$968.70	$8.78
Hypothetical-C		$1,000.00	$1,016.28	$9.00
Class I	.75%
Actual		$1,000.00	$973.50	$3.73
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class Z	.63%
Actual		$1,000.00	$974.00	$3.13
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Fidelity Advisor Semiconductors Fund
Class A	1.01%
Actual		$1,000.00	$1,107.80	$5.37
Hypothetical-C		$1,000.00	$1,020.11	$5.14
Class M	1.26%
Actual		$1,000.00	$1,106.40	$6.69
Hypothetical-C		$1,000.00	$1,018.85	$6.41
Class C	1.77%
Actual		$1,000.00	$1,103.60	$9.38
Hypothetical-C		$1,000.00	$1,016.28	$9.00
Class I	.75%
Actual		$1,000.00	$1,109.10	$3.99
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class Z	.63%
Actual		$1,000.00	$1,109.90	$3.35
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Fidelity Advisor Technology Fund
Class A	.96%
Actual		$1,000.00	$1,009.90	$4.86
Hypothetical-C		$1,000.00	$1,020.37	$4.89
Class M	1.21%
Actual		$1,000.00	$1,008.50	$6.13
Hypothetical-C		$1,000.00	$1,019.11	$6.16
Class C	1.73%
Actual		$1,000.00	$1,006.00	$8.75
Hypothetical-C		$1,000.00	$1,016.48	$8.79
Class I	.71%
Actual		$1,000.00	$1,011.20	$3.60
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class Z	.59%
Actual		$1,000.00	$1,011.70	$2.99
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Fidelity Advisor Utilities Fund
Class A	1.02%
Actual		$1,000.00	$1,085.10	$5.36
Hypothetical-C		$1,000.00	$1,020.06	$5.19
Class M	1.30%
Actual		$1,000.00	$1,083.30	$6.83
Hypothetical-C		$1,000.00	$1,018.65	$6.61
Class C	1.78%
Actual		$1,000.00	$1,080.40	$9.33
Hypothetical-C		$1,000.00	$1,016.23	$9.05
Class I	.75%
Actual		$1,000.00	$1,086.20	$3.94
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class Z	.63%
Actual		$1,000.00	$1,086.90	$3.31
Hypothetical-C		$1,000.00	$1,022.03	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

AFOC-SANN-0422
1.700839.125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022